UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 5/31/15

Item 1. Schedule of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%
Alabama 94.5%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$3,000,000	$3,478,380
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,427,764
Athens GO, wts., XLCA Insured, Pre-Refunded, 5.00%, 2/01/36	2,560,000	2,639,923
Auburn University General Fee Revenue,
Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,886,950
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,420,900
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,
6/01/24	2,605,000	3,060,693
6/01/26	2,870,000	3,323,804
6/01/27	3,015,000	3,477,109
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
6/01/39	3,825,000	4,053,659
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	4,933,300
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured
Guaranty, 6.00%, 6/01/39	4,000,000	4,588,120
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,551,605
Series B, 5.00%, 1/01/43	3,745,000	4,097,704
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%, 9/01/32	1,000,000	1,143,380
Butler County Public Education Cooperative District Revenue, School, Series A, XLCA Insured, Pre-Refunded, 5.00%,
7/01/37	9,025,000	9,777,143
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%, 1/01/29	4,290,000	4,407,074
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,862,780
8/01/37	5,000,000	5,454,650
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,270,780
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	7,231,910
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,437,150
Series B, 5.50%, 9/01/33	4,500,000	4,928,310
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A, AGMC Insured,
5.00%, 12/01/41	10,000,000	10,796,500
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,364,760
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	5,050,900
Huntsville PBA Lease Revenue,
Capital Center Improvement, 2014, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	2,820,000	3,043,570
Municipal Justice Center, Capital Improvement, Refunding, NATL Insured, 5.00%, 10/01/33	5,180,000	5,485,257
Jefferson County Revenue, Limited Obligation, School, wts., Series A, 5.00%, 1/01/24	2,000,000	2,019,260
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33	7,410,000	8,049,779
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	4,082,888
AMBAC Insured, 5.00%, 12/01/29	285,000	292,510
AMBAC Insured, 5.00%, 12/01/31	715,000	733,068
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/29	1,255,000	1,293,754
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/31	3,195,000	3,293,662
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty, 5.125%, 9/01/34	600,000	664,584
Madison GO, wts.,
Refunding, XLCA Insured, 4.75%, 12/01/36	685,000	715,907
Series A, 5.00%, 4/01/37	2,590,000	2,924,395
XLCA Insured, Pre-Refunded, 4.75%, 12/01/36	315,000	334,760
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,015,510
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,175,860
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%,
3/01/33	6,500,000	7,007,195
Mobile Water and Sewer Commissioners Water and Sewer Revenue,
BHAC Insured, Pre-Refunded, 5.00%, 1/01/36	10,000,000	10,275,800
Refunding, 5.00%, 1/01/36	10,000,000	11,011,600
Montgomery County Board of Education Capital Outlay School Warrants Revenue, Refunding, 5.00%, 9/01/39	3,000,000	3,281,880
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,775,282

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,286,200
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,668,589
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	2,982,688
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,270,210
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,220,680
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,374,280
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,447,300
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, Assured
Guaranty, 5.00%, 9/01/32	5,000,000	5,233,250
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,161,120
Trussville GO, wts.,
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	4,740,000	4,815,935
Series B, 5.00%, 10/01/39	3,000,000	3,313,380
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,758,850
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	9,341,280
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2, 5.00%, 10/01/37	7,520,000	8,403,299
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,481,300
		262,900,130
U.S. Territories 3.4%
Puerto Rico 3.4%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	2,000,000	1,270,060
5.375%, 8/01/39	4,500,000	2,778,885
6.00%, 8/01/42	8,500,000	5,440,170
		9,489,115
Total Municipal Bonds (Cost $262,415,152) 97.9%		272,389,245

Other Assets, less Liabilities 2.1%		5,906,779
Net Assets 100.0%		$278,296,024

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Arizona 92.6%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	$15,000,000	$16,324,200
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,679,600
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,985,050
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,248,800
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,827,200
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	16,273,950
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%,
7/01/36	5,000,000	5,233,200
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/26	2,500,000	2,863,950
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27	3,000,000	3,436,740
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28	3,350,000	3,837,693
Refunding, Series B, 5.00%, 7/01/41	14,070,000	15,848,870
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	2,200,000	2,478,674
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,729,422
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,590,836
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,751,666
Arizona State Board of Regents Northern Arizona University System Revenue,
5.00%, 6/01/38	5,000,000	5,415,650
Refunding, 5.00%, 6/01/40	7,365,000	8,121,459
Refunding, 5.00%, 6/01/44	8,005,000	8,788,609
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,748,281
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,517,000
Arizona State Board of Regents University of Arizona System Revenue,
Series A, 5.00%, 6/01/39	8,650,000	9,599,337
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,199,510
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,704,025
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,543,489
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,635,300
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,375,330
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine
Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,522,565
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	8,429,840
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	17,496,952
7/01/29	7,500,000	8,437,500
Arizona State School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,234,800
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/32	10,000,000	11,527,300
Subordinated, Refunding, Series A, 5.00%, 7/01/36	10,000,000	11,335,000
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,396,875
Arizona Water Infrastructure Finance Authority Water Quality Revenue, Refunding, Series A, 5.00%,
10/01/28	7,500,000	8,927,400
10/01/29	2,500,000	2,955,425
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, 5.00%,
7/01/36	18,995,000	19,154,938
7/01/40	11,345,000	11,427,592
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,356,794
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,580,700
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility Revenue, sub. lien,
NATL Insured, 5.00%, 10/01/29	25,000,000	27,041,750
Glendale IDA Hospital Revenue, John C. Lincoln Health Network,
Pre-Refunded, 5.00%, 12/01/42	12,870,000	14,158,544
Series B, Pre-Refunded, 5.00%, 12/01/37	3,000,000	3,070,680
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	5,588,400
5.125%, 5/15/40	10,000,000	11,062,700
Refunding, 5.00%, 5/15/31	3,455,000	3,810,312

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Glendale Municipal Property Corp. Excise Tax Revenue,
Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	6,939,888
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	12,672,960
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	8,033,400
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,
5.25%, 7/01/31	1,000,000	1,148,680
5.50%, 7/01/41	1,500,000	1,742,145
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,148,358
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, 5.00%, 7/01/28	3,000,000	3,314,640
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010, Series A, AGMC
Insured, 5.375%, 7/01/30	5,415,000	6,274,415
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,759,714
Maricopa County IDA, MFHR, Senior,
National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	1,280,000	1,305,856
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,370,000	1,370,658
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,568,248
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,862,950
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	765,000	797,436
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA
Secured, 5.00%, 8/20/35	1,725,000	1,744,406
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,226,900
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,552,800
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,514,500
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,326,844
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,756,523
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,400,553
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,
5.25%, 7/01/33	5,000,000	5,506,250
5.00%, 7/01/38	5,000,000	5,426,800
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,780,656
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,151,502
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,281,280
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,200,789
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%, 6/01/36	2,640,000	2,739,132
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,687,200
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,831,800
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
Insured, 5.50%,
7/01/27	3,945,000	4,856,847
7/01/28	2,000,000	2,464,240
7/01/29	2,000,000	2,471,800
7/01/36	5,000,000	6,191,750
7/01/37	7,000,000	8,707,090
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,908,385
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,836,050
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%,
7/01/39	14,780,000	16,470,980
7/01/39	10,000,000	11,349,100
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,
12/01/34	3,000,000	3,210,660
12/01/39	5,610,000	5,977,679
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State University Project,
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	18,211,713
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	8,653,939
Pima County IDA Lease Revenue, Clark County Detention Facility Project,
5.125%, 9/01/27	8,655,000	9,456,107
5.00%, 9/01/39	15,000,000	16,141,200
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,
7/01/33	1,500,000	1,708,545
7/01/41	6,800,000	7,532,564

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Pinal County Electrical District No. 4 Electric System Revenue, Pre-Refunded, 6.00%,
12/01/23	525,000	610,008
12/01/28	740,000	859,821
12/01/38	1,150,000	1,336,208
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,858,655
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,161,815
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,546,980
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,513,550
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/37	14,000,000	14,382,060
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	11,222,700
12/01/37	5,000,000	5,570,700
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/33	1,500,000	1,742,205
Refunding, 5.00%, 7/01/34	1,985,000	2,298,074
Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,180,116
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Assured Guaranty, 5.00%,
12/01/30	5,160,000	5,249,165
12/01/35	2,000,000	2,031,960
Student and Academic Services LLC Lease Revenue, Northern Arizona University Project, BAM Insured, 5.00%,
6/01/33	1,000,000	1,111,630
6/01/39	1,400,000	1,548,330
6/01/44	4,205,000	4,606,535
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,677,703
Town of Gilbert Pledged Revenue, sub. lien, 5.00%, 7/01/45	10,000,000	11,111,700
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,030,900
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured, 5.00%, 7/15/32	985,000	985,414
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,746,250
Refunding, 5.00%, 7/01/28	1,230,000	1,392,877
Refunding, 5.00%, 7/01/29	1,765,000	1,995,738
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded,
5.625%, 7/01/36	5,000,000	6,239,950
6.00%, 7/01/39	5,000,000	6,200,550
6.50%, 7/01/39	4,750,000	5,669,315
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center, Series B, 5.625%,
8/01/33	2,315,000	2,517,285
8/01/37	12,435,000	13,447,085
		887,335,119
U.S. Territories 5.2%
Guam 2.5%
Guam Government Business Privilege Tax Revenue,
Series A, 5.125%, 1/01/42	7,075,000	7,708,212
Series B-1, 5.00%, 1/01/29	2,980,000	3,307,949
Guam Power Authority Revenue, Series A, AGMC Insured, 5.00%,
10/01/39	6,490,000	7,302,743
10/01/44	5,325,000	5,948,984
		24,267,888
Puerto Rico 2.7%
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	17,405,000	8,905,094
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	3,315,102
first subordinate, Series A, 5.50%, 8/01/37	6,000,000	3,720,180
first subordinate, Series C, 5.25%, 8/01/41	10,930,000	6,631,013
Refunding, Senior Series C, 5.00%, 8/01/46	5,000,000	3,462,600
		26,033,989
Total U.S. Territories		50,301,877
Total Municipal Bonds (Cost $895,032,815) 97.8%		937,636,996

Franklin Tax-Free Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Other Assets, less Liabilities 2.2%	20,723,060
Net Assets 100.0%	$958,360,056

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
USD	-	Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.0%
Colorado 92.6%
Adams County Revenue, Platte Valley Medical Center Project, NATL Insured, Pre-Refunded, 5.00%, 2/01/31	$9,615,000	$9,689,132
Adams State College Board of Trustees Auxiliary Facilities Revenue, Improvement, Series A, Pre-Refunded, 5.50%,
5/15/34	2,000,000	2,326,580
5/15/39	2,150,000	2,501,074
Adams State College Board of Trustees Institutional Enterprise Revenue, 5.00%,
5/15/32	1,360,000	1,517,719
5/15/37	1,000,000	1,104,140
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC
Insured, 5.00%, 4/01/34	6,150,000	6,772,134
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,385,513
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,693,025
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,313,297
8/01/39	10,000,000	10,717,000
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,922,432
Boulder Valley School District No. RE-2 Boulder GO, 5.00%,
12/01/34	6,000,000	6,714,660
12/01/41	5,000,000	5,677,600
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	6,115,607
Castle Rock Sales and Use Tax Revenue, 5.00%,
6/01/31	1,800,000	2,022,894
6/01/32	1,845,000	2,066,566
6/01/35	2,775,000	3,083,525
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	4,135,800
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,512,075
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/25	3,050,000	3,215,554
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/26	3,205,000	3,375,538
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/27	3,365,000	3,540,451
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/30	3,000,000	3,145,470
Colorado School of Mines Board of Trustees Enterprise Revenue, Improvement, Series A, Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,272,700
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	12,568,108
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,510,400
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,667,800
Series D-1, 5.25%, 11/15/33	5,000,000	5,849,150
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	20,000	21,753
Series A, 5.00%, 3/01/39	145,000	156,098
Series A, 5.00%, 3/01/40	7,000,000	7,841,820
Series A, NATL Insured, 5.00%, 3/01/37	1,755,000	1,854,702
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	12,096,134
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,530,560
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	8,005,873
Series C, 5.00%, 3/01/44	5,135,000	5,649,630
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	11,257,700
Series I, 5.00%, 3/15/36	3,000,000	3,339,990
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	1,500,000	1,695,330
11/01/29	3,105,000	3,487,412
Colorado State Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,753,986
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement, 5.00%, 8/01/37	6,060,000	6,173,867
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	14,603,355
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,511,670
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,329,550
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,868,625
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,277,820

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35	7,150,000	7,630,980
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,500,150
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,117,720
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,417,960
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,657,475
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,986,961
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,531,300
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,473,200
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	10,586,705
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,905,893
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,208,940
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,256,280
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%,
11/01/27	7,275,000	8,312,124
Colorado State School of Mines of Board of Trustees Institutional Enterprise Revenue, Series B, 5.00%, 12/01/32	1,000,000	1,120,510
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,194,800
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,127,468
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,318,731
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,731,047
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/31	2,040,000	2,295,979
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,545,962
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,456,550
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,527,520
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	14,860,905
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,
5.50%, 12/01/30	1,500,000	1,690,275
5.625%, 12/01/40	4,000,000	4,402,640
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,661,162
Denver Health and Hospital Authority Healthcare Revenue, Series A, 5.25%, 12/01/45	5,000,000	5,420,150
Dove Valley Metropolitan District Arapahoe County GO, AGMC Insured, Pre-Refunded, 5.00%, 11/01/35	3,350,000	3,417,301
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,153,530
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,179,748
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,104,721
Series C, 5.25%, 9/01/25	2,500,000	2,851,700
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,529,525
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,845,870
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	3,217,872
12/01/37	5,120,000	5,725,645
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,861,500
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL Insured, 5.00%, 10/01/37	12,830,000	13,782,884
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded, 5.25%, 12/01/33	1,240,000	1,409,074
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,407,092
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,384,150
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	7,892,290
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,837,019
Mesa State College Enterprise Revenue, BHAC Insured, Pre-Refunded, 5.125%, 5/15/37	5,765,000	6,266,440
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported,
Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,901,600
Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,986,275
Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,998,050
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,375,920
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A,
AGMC Insured, 5.00%, 12/01/39	7,435,000	7,916,268
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,221,648
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,730,400
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,
5.25%, 12/01/28	1,000,000	1,125,590
5.50%, 12/01/31	1,010,000	1,114,101
5.25%, 12/01/38	3,615,000	3,873,328
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,233,830

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,464,110
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,
5.00%, 11/01/38	10,000,000	11,415,400
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	11,150,000	11,867,725
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured,
5.00%, 12/01/29	6,100,000	6,109,150
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	12,039,063
University of Colorado Enterprise Revenue, University of Colorado Regents,
Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,483,344
Series A, Pre-Refunded, 5.375%, 6/01/38	3,000,000	3,470,550
Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/32	3,000,000	3,252,540
University of Colorado Hospital Authority Revenue,
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,859,050
Series A, Pre-Refunded, 5.00%, 11/15/37	2,000,000	2,089,700
Series A, Pre-Refunded, 5.25%, 11/15/39	3,000,000	3,141,660
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,932,954
Western State College Revenue, 5.00%,
5/15/34	2,000,000	2,140,980
5/15/39	2,000,000	2,102,960
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	5,000,000	5,589,250
		644,113,013
U.S. Territories 5.4%
Guam 0.9%
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,250,260
5.75%, 12/01/34	3,565,000	4,019,074
		6,269,334
Puerto Rico 4.2%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	6,646,325
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	1,475,396
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	3,100,150
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	6,650,200
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	1,860,060
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	6,200,200
Senior Series C, 5.25%, 8/01/40	4,560,000	3,237,646
		29,169,977
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	1,800,000	1,994,688

Total U.S. Territories		37,433,999
Total Municipal Bonds (Cost $648,902,735) 98.0%		681,547,012

Other Assets, less Liabilities 2.0%		13,768,565
Net Assets 100.0%		$695,315,577

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%
Connecticut 94.2%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$10,844,900
Connecticut State GO,
Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,678,650
Series A, 5.00%, 2/15/29	10,000,000	11,136,400
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/26	5,000,000	5,232,150
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,417,189
Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/28	2,150,000	2,414,085
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,799,165
Eastern Connecticut Health Network Issue, Refunding, Series A, Assured Guaranty, 6.00%, 7/01/25	2,965,000	2,968,113
Eastern Connecticut Health Network Issue, Refunding, Series C, Assured Guaranty, 5.125%, 7/01/30	2,500,000	2,504,975
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	493,772
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,077,290
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,621,530
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,429,720
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,497,300
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,841,800
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30	3,000,000	3,262,620
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38	6,285,000	6,728,281
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	220,000	243,804
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,568,421
New Horizons Village Project, 7.30%, 11/01/16	985,000	990,043
Quinnipiac University Issue, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,169,400
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	16,104,000
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,671,855
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	6,125,185
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,322,280
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,529,328
Salisbury School Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,361,850
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,544,650
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,299,100
University of Hartford Issue, Series G, Assured Guaranty, 5.25%, 7/01/26	5,000,000	5,215,600
Wesleyan University Issue, Series G, 5.00%, 7/01/39	10,000,000	11,124,500
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,585,200
Westminster School Issue, Series E, XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	10,660,000	11,594,562
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,675,575
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,511,300
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,844,290
Yale University Issue, Series Z-1, 5.00%, 7/01/42	10,000,000	10,393,500
Yale-New Haven Hospital Issue, Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,500,000	11,022,375
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,359,900
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1,
4.85%, 11/15/34	1,925,000	1,934,490
4.95%, 11/15/39	2,155,000	2,217,969
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	145,000	147,250
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/22	835,000	837,530
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,002,420
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	471,362
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,628,940
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%,
11/15/27	800,000	851,520
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%,
1/01/38	3,000,000	3,278,370
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,798,050
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,155,960
Series A, 5.00%, 3/01/25	3,000,000	3,599,760
Series A, 5.00%, 3/01/31	5,000,000	5,794,850
Series A, Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,331,492

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Series A, Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,266,532
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,
10/01/30	5,000,000	5,731,850
9/01/34	5,000,000	5,697,900
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,458,600
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A,
AGMC Insured, 5.00%, 11/15/37	3,000,000	3,260,910
NATL Insured, Pre-Refunded, 5.00%, 11/15/24	2,315,000	2,365,907
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,648,150
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,590,150
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,095,550
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,081
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,093,520
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,087,740
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,415,550
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,678,725
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,796,704
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,132,130
University of Connecticut Revenue, Series A, 5.00%,
8/15/28	6,590,000	7,655,867
2/15/31	2,000,000	2,286,100
2/15/34	3,000,000	3,422,940
		341,964,527
U.S. Territories 4.1%
Puerto Rico 3.8%
Puerto Rico Commonwealth GO, Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35	1,105,000	1,159,731
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	1,000,000	620,290
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	19,000,000	12,160,380
		13,940,401
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,080,290

Total U.S. Territories		15,020,691
Total Municipal Bonds (Cost $345,511,937) 98.3%		356,985,218

Other Assets, less Liabilities 1.7%		6,030,838
Net Assets 100.0%		$363,016,056

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 80.0%
U.S. Territories 80.0%
Guam 25.4%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,576,400
Guam Government Business Privilege Tax Revenue, Series A,
5.25%, 1/01/36	5,000,000	5,562,750
5.125%, 1/01/42	5,000,000	5,447,500
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,436,693
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.625%, 12/01/29	3,850,000	4,346,227
5.75%, 12/01/34	8,430,000	9,503,729
Guam International Airport Authority Revenue, General, Refunding, Series B, AGMC Insured,
5.50%, 10/01/33	2,000,000	2,296,820
5.75%, 10/01/43	3,000,000	3,505,050
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	11,078,100
		56,753,269
Puerto Rico 47.0%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	2,500,000	2,520,900
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	11,850,000	12,520,473
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	9,469,500
Puerto Rico Electric Power Authority Power Revenue, Series XX,
5.75%, 7/01/36	15,000,000	8,737,500
5.25%, 7/01/40	12,750,000	7,426,875
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	3,000,000	3,210,120
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	5,975,000	5,939,628
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue,
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	900,000	896,202
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	700,000	645,974
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,410,000	1,373,862
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	3,651,640
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,766,680
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	2,578,110
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,677,530
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,446,351
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	988,900
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,710,737
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	8,000,000	4,962,320
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P,
6.50%, 7/01/30	2,000,000	1,445,060
6.75%, 7/01/36	5,000,000	3,606,350
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	3,041,360
first subordinate, Series A, 6.50%, 8/01/44	17,850,000	11,424,000
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%, 6/01/24	3,000,000	1,717,950
		104,758,022
U.S. Virgin Islands 7.6%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note,
Cruzan Project, Series A, 6.00%, 10/01/39	7,250,000	8,084,112
Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,853,229
		16,937,341
Total Municipal Bonds (Cost $193,766,696) 80.0%		178,448,632

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Other Assets, less Liabilities 20.0%	44,596,401
Net Assets 100.0%	$223,045,033

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FICO	-	Financing Corp.
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.6%
Alabama 2.3%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding,
Series A, 5.00%, 5/01/19	$7,750,000	$8,811,362
Series B, 5.00%, 1/01/27	25,000,000	29,601,250
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/20	3,535,000	4,011,624
8/01/21	3,535,000	4,065,603
8/01/22	3,535,000	4,048,742
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	10,000,000	10,874,300
Series B, 5.50%, 9/01/33	13,500,000	14,784,930
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/17	2,900,000	2,900,000
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,195,285
Jefferson County Revenue, School, wts., Series A, 5.25%, 1/01/16	2,000,000	2,022,840
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,
2/01/22	5,250,000	6,022,275
2/01/23	5,520,000	6,322,498
2/01/24	5,055,000	5,792,777
2/01/25	5,920,000	6,780,650
		108,234,136
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,157,204

Arizona 5.2%
Arizona Health Facilities Authority Revenue, Banner Health,
Series A, 5.00%, 1/01/22	8,000,000	8,504,800
Series D, 5.50%, 1/01/22	5,000,000	5,522,550
Series D, 5.00%, 1/01/23	5,000,000	5,446,150
Arizona State Board of Regents Arizona State University System Revenue, Series C, Pre-Refunded, 5.75%,
7/01/20	500,000	569,025
7/01/21	500,000	569,025
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,472,979
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,465,900
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	46,888,587
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,857,481
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,631,680
Arizona State School Facilities Board COP,
5.25%, 9/01/19	10,000,000	11,226,900
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	18,398,299
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,748,008
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,854,350
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,848,100
Arizona Water Infrastructure Finance Authority Water Quality Revenue, Refunding, Series A, 5.00%, 10/01/26	15,000,000	18,199,650
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Series B, Pre-Refunded, 5.00%, 12/01/18	5,605,000	5,737,054
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	1,900,000	2,162,067
7/01/20	1,300,000	1,505,088
7/01/21	4,200,000	4,792,368
Pima County Regional Transportation Excise Tax Revenue, Pima County Regional Transportation Fund, 5.00%,
6/01/24	3,385,000	4,073,611
6/01/26	7,180,000	8,467,733
Pima County Sewer System Revenue,
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,667,262
Series B, 5.00%, 7/01/24	6,030,000	7,007,885
Series B, 5.00%, 7/01/25	4,500,000	5,226,975
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,425,560
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%,
7/01/26	2,580,000	3,143,704

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
7/01/27	2,000,000	2,411,300
7/01/28	3,325,000	3,976,268
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,347,740
		239,148,099
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Arkansas Department of Correction
Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
11/01/17	1,955,000	1,994,276
11/01/19	1,065,000	1,086,396
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,945,850
		9,026,522
California 9.0%
California State GO,
Refunding, 5.00%, 8/01/21	20,000,000	21,366,000
Refunding, 5.25%, 9/01/25	15,000,000	17,828,550
Refunding, 5.00%, 10/01/25	15,000,000	17,779,350
Various Purpose, 5.50%, 4/01/21	20,000,000	23,142,600
Various Purpose, 5.25%, 10/01/23	25,050,000	30,279,438
Various Purpose, 5.25%, 10/01/24	9,780,000	11,698,640
Various Purpose, 5.25%, 10/01/25	5,000,000	5,954,650
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,264,118
California State Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, Pre-Refunded, 5.125%, 7/01/22	5,275,000	5,295,572
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	576,635
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,593,550
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,628,280
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,209,480
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,335,880
Series A, 5.25%, 10/01/22	3,300,000	3,953,928
Series A, 5.25%, 10/01/23	5,365,000	6,410,478
Series A, 5.25%, 10/01/24	3,000,000	3,576,720
Series A, 5.25%, 10/01/25	3,000,000	3,570,840
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,331,520
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,570,000
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,193,563
Series I, 5.00%, 11/01/18	4,000,000	4,495,040
Series I, 5.25%, 11/01/20	5,000,000	5,790,400
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,231,566
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,865,044
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,679,840
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,963,551
5.25%, 8/01/23	2,860,000	3,273,585
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,593,108
8/01/25	4,765,000	5,547,604
Los Angeles Department of Water and Power Revenue, Power System, Refunding,
Series A, 5.00%, 7/01/26	11,025,000	12,941,696
Series B, 5.25%, 7/01/24	17,000,000	19,680,390
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,459,501
5.25%, 4/01/18	2,495,000	2,781,002
5.25%, 4/01/19	3,180,000	3,641,100
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/24	6,700,000	7,039,355
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,506,217
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	3,928,236
7/01/21	7,545,000	8,540,940
[a]Riverside Sewer Revenue, Refunding, Series A, 5.00%,
8/01/34	10,605,000	11,808,880
8/01/35	11,000,000	12,209,450

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,438,634
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,507,680
5.25%, 4/01/26	2,500,000	2,841,425
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,848,400
8/01/22	10,000,000	10,859,700
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,936,727
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,080,080
		416,048,943
Colorado 1.6%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	17,160,990
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%,
11/15/26	5,000,000	5,911,900
11/15/27	4,250,000	4,990,180
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,709,647
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,094,480
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	2,935,000	3,171,268
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,279,620
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/25	5,870,000	6,992,637
		74,310,722
Connecticut 1.0%
Connecticut State GO, Series E, 5.00%,
8/15/25	11,295,000	13,348,883
8/15/26	18,585,000	21,859,119
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, 5.00%, 1/01/28	10,000,000	11,507,300
		46,715,302
Florida 7.7%
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
7/01/16	5,915,000	5,937,477
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,
10/01/24	6,000,000	7,212,000
10/01/25	6,325,000	7,583,612
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.00%, 6/01/16	40,415,000	42,200,131
5.25%, 6/01/17	3,250,000	3,515,363
6.00%, 6/01/17	5,000,000	5,482,000
Collier County School Board COP, Master Lease Program, AGMC Insured, Pre-Refunded, 5.00%, 2/15/22	5,075,000	5,449,383
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL Insured, 5.00%, 3/01/19	5,000,000	5,164,650
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,371,715
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,
10/01/25	7,295,000	8,546,238
10/01/26	7,350,000	8,525,118
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,821,940
JEA Water and Sewer System Revenue, Refunding, Series A, 5.00%,
10/01/26	2,985,000	3,533,822
10/01/27	10,505,000	12,319,108
10/01/29	2,470,000	2,869,251
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,158,487
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,587,365
4.50%, 10/01/19	4,805,000	5,408,892
5.00%, 10/01/21	5,000,000	5,748,900
5.00%, 10/01/22	5,890,000	6,768,965
5.25%, 10/01/23	4,875,000	5,666,456
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,505,196
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%,
7/01/24	2,250,000	2,615,940
7/01/25	3,000,000	3,464,760
7/01/26	4,000,000	4,583,480
7/01/27	4,000,000	4,542,120
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,065,200
Orange County School Board COP, Master Lease Purchase Agreement, Series B, NATL Insured, 5.00%,
8/01/18	5,150,000	5,416,718

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
8/01/19	5,985,000	6,294,245
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,
10/01/23	4,000,000	4,875,080
10/01/24	2,405,000	2,954,062
10/01/25	2,000,000	2,466,920
Orlando-Orange County Expressway Authority Revenue, Refunding,
AGMC Insured, 5.00%, 7/01/24	9,355,000	11,022,716
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	8,863,950
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,923,000
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,325,383
Palm Beach County School Board COP, Master Lease Purchase Agreement,
Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,773,400
Series E, NATL Insured, Pre-Refunded, 5.00%, 8/01/21	6,060,000	6,591,886
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,561,787
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,
10/01/24	700,000	842,478
10/01/25	1,690,000	2,053,975
10/01/26	1,250,000	1,510,738
10/01/27	2,150,000	2,582,193
10/01/28	1,240,000	1,479,940
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,
10/01/22	9,490,000	10,431,028
10/01/24	10,455,000	11,482,517
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,440,900
		355,540,485
Georgia 1.6%
Atlanta Airport Passenger Facility Charge Revenue, General Subordinate Lien, Refunding, Series A, 5.00%,
1/01/27	7,000,000	8,103,340
1/01/28	5,100,000	5,857,962
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,652,760
12/01/21	1,000,000	1,101,570
Atlanta Water and Wastewater Revenue, Refunding,
5.00%, 11/01/26	5,165,000	6,157,197
Series B, AGMC Insured, 5.00%, 11/01/20	8,575,000	9,886,975
Series B, AGMC Insured, 5.00%, 11/01/21	9,230,000	10,642,190
Fulton County Development Authority Revenue, Spelman College, Refunding, 5.00%,
6/01/28	3,785,000	4,332,462
6/01/29	4,385,000	4,987,236
6/01/30	4,805,000	5,430,082
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	11,499,700
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems Projects, NATL Insured,
5.00%, 1/01/16	2,650,000	2,681,906
		72,333,380
Hawaii 0.6%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	29,593,750

Illinois 3.5%
Chicago GO, Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	23,025,262
Chicago O'Hare International Airport Revenue,
General airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,960,171
General, third lien, Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,355,441
General, third lien, Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,353,028
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC
Insured, 5.25%, 6/01/25	6,125,000	6,634,661
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,880,417
Illinois State Finance Authority Revenue,
[a] North Western University, 5.00%, 12/01/28	1,675,000	2,063,315
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,902,600
Illinois State GO,
5.50%, 7/01/26	7,000,000	7,677,950
MAC Insured, 5.00%, 2/01/26	5,650,000	5,991,882
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	12,901,080
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,223,460

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,180,080
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding, Series B, 5.00%,
12/15/22	5,000,000	5,709,550
12/15/22	2,000,000	2,150,520
6/15/23	4,000,000	4,520,080
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School
District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,938,884
		163,468,381
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,510,480

Kentucky 0.6%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%,
9/01/20	6,000,000	6,966,360
Kentucky State Property and Buildings Commission Revenues, Project No. 87,
NATL Insured, Pre-Refunded, 5.00%, 3/01/23	10,805,000	11,622,831
Refunding, NATL Insured, 5.00%, 3/01/23	195,000	208,558
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,146,050
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Refunding, Series A,
5.00%, 5/15/24	7,000,000	8,246,210
		28,190,009
Louisiana 1.4%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty,
5.00%, 12/01/21	15,000,000	17,112,150
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	20,852,800
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,864,200
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,288,260
New Orleans GO, Public Improvement, Series A, Assured Guaranty, 5.00%, 12/01/25	7,915,000	8,556,353
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,562,150
		66,235,913
Maryland 1.3%
Anne Arundel County GO, Consolidated General Improvements,
5.00%, 4/01/28	7,655,000	9,216,926
Refunding, 5.00%, 4/01/29	7,495,000	8,959,748
Baltimore Revenue, Wastewater Projects, Refunding,
Serie D, 5.00%, 7/01/28	2,790,000	3,281,961
Series D, 5.00%, 7/01/29	5,835,000	6,810,670
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%,
6/01/19	1,445,000	1,506,904
6/01/20	1,000,000	1,042,740
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/18	1,600,000	1,680,496
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/19	1,430,000	1,501,943
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/20	1,000,000	1,050,310
Washington County Hospital Issue, 5.25%, 1/01/22	1,000,000	1,078,100
Washington County Hospital Issue, 5.25%, 1/01/23	1,250,000	1,347,625
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/19	2,920,000	3,060,394
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/01/23	16,740,000	20,567,601
		61,105,418
Massachusetts 1.8%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,697,650
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,322,050
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,486,150
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital Asset Program, Series
B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,910,886
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Senior, Refunding,
Series A, 5.00%, 8/15/25	10,975,000	13,099,211
Series A, 5.00%, 8/15/26	7,000,000	8,329,090
Series B, 5.00%, 8/15/27	6,000,000	7,126,020
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund,
Refunding, 5.00%, 8/01/26	10,650,000	13,311,222

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,339,763
Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,741,048
		83,363,090
Michigan 2.6%
Detroit GO, Distributable State Aid, 5.00%,
11/01/19	6,775,000	7,281,431
11/01/20	6,000,000	6,541,860
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	5,640,000	5,992,049
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	6,000,000	6,578,520
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,006,250
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,366,610
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,378,300
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	410,000	418,200
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,236,700
Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,315,120
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,178,450
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	7,000,000	7,345,940
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,506,040
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,126,160
South Lyon Community Schools GO, Refunding, NATL Insured, 5.00%, 5/01/16	3,040,000	3,166,768
Wayne State University Revenue, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,778,805
11/15/19	5,210,000	5,951,018
11/15/20	5,255,000	6,046,298
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,234,658
		118,449,177
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated
Group, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,708,741
5.00%, 2/15/22	5,570,000	6,281,177
5.25%, 2/15/23	5,000,000	5,694,000
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/25	1,925,000	2,253,174
		18,937,092
Missouri 0.7%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/19	1,675,000	1,722,771
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project,
NATL Insured, Pre-Refunded, 5.00%, 1/01/17	1,500,000	1,540,935
NATL Insured, Pre-Refunded, 5.00%, 1/01/19	1,000,000	1,027,290
Refunding, 5.00%, 1/01/27	3,250,000	3,752,417
Refunding, 5.00%, 1/01/28	4,500,000	5,151,555
Refunding, 5.00%, 1/01/29	4,045,000	4,598,518
Springfield Public Utility Revenue, NATL Insured, 4.50%, 8/01/21	15,245,000	15,948,252
		33,741,738
Nevada 1.1%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,624,200
7/01/23	15,000,000	16,841,100
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	5,000,000	5,467,200
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	3,963,269
Series A, 5.25%, 7/01/22	3,120,000	3,598,483
Series B, 5.25%, 7/01/21	3,430,000	3,957,500
Series B, 5.25%, 7/01/22	3,615,000	4,169,396
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,133,481
		50,754,629
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,905,390

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

New Jersey 6.7%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured,
5.375%,
10/01/22	5,220,000	6,134,909
10/01/23	5,375,000	6,392,165
10/01/24	2,050,000	2,471,275
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	21,442,400
Series EE, 5.25%, 9/01/24	12,210,000	13,128,314
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue, Refunding, Series A, 5.00%,
7/01/20	10,000,000	11,322,700
7/01/21	20,535,000	23,425,096
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,
5.25%, 6/15/22	10,000,000	11,109,600
5.25%, 6/15/23	17,945,000	19,936,177
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,014,450
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,754,860
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,554,298
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,834,925
Refunding, Series 1A, 4.75%, 12/01/21	6,025,000	6,549,778
Refunding, Series 1A, 4.75%, 12/01/22	8,045,000	8,703,161
Series A, 5.375%, 6/01/24	14,475,000	15,851,428
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,303,099
Transportation System, Refunding, Series A, 5.25%, 12/15/21	10,000,000	10,886,100
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,657,750
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,858,915
Transportation System, Series D, AGMC Insured, Pre-Refunded, 5.00%, 6/15/19	5,630,000	5,639,177
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,196,100
1/01/21	20,000,000	22,251,800
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,896,000
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,627,022
Series L, 5.00%, 5/01/27	5,270,000	6,156,730
		308,098,229
New York 9.7%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, 5.00%, 5/01/23	6,235,000	7,418,902
Refunding, 5.00%, 5/01/24	8,000,000	9,490,720
Series A, 5.00%, 5/01/22	14,840,000	16,945,351
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,662,700
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,660,500
Refunding, Series E, NATL Insured, 5.00%, 12/01/18	8,500,000	9,042,385
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	7,000,000	7,327,180
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,276,975
Refunding, Series F, 5.00%, 11/15/26	25,000,000	29,187,000
Series A, 5.00%, 11/15/27	3,500,000	4,005,120
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,484,100
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,237,433
Series C, 5.00%, 11/15/16	1,150,000	1,223,462
Series C, 5.75%, 11/15/18	12,325,000	13,391,359
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group
Project, Refunding, 5.00%, 7/01/21	9,000,000	10,453,950
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,614,390
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,505,850
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,596,800
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,322,620
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,482,240
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,202,639

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,405,780
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,925,300
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,867,025
Series F, 4.75%, 1/15/16	5,000	5,017
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	35,000	36,571
Series J, Sub Series J-1, AGMC Insured, Pre-Refunded, 5.00%, 6/01/20	9,965,000	10,430,764
Series O, AGMC Insured, Pre-Refunded, 5.00%, 6/01/19	45,000	45,000
Series O, Pre-Refunded, 5.00%, 6/01/19	4,955,000	4,955,000
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,655,250
Series S-4, 5.00%, 1/15/21	4,665,000	5,283,439
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/23	12,805,000	15,023,978
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/27	8,740,000	10,275,531
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/28	5,000,000	5,823,900
Subordinate, Fiscal 2003, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,642,105
Subordinate, Series C, 5.00%, 11/01/24	7,620,000	8,993,962
New York State Dormitory Authority Lease Revenues, Third General Resolution, State University Educational Facilities
Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,276,520
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,728,300
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%,
7/01/23	7,915,000	9,844,835
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	11,155,800
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,669,738
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,789,500
Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,495,544
Refunding, Series E, 5.00%, 2/15/28	10,000,000	11,829,100
Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,817,700
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	14,009,640
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22	10,000,000	10,958,900
Series I, 5.00%, 1/01/26	10,000,000	11,553,400
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	10,880,133
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,502,755
State Personal Income Tax, Series D, 5.00%, 3/15/24	10,000,000	12,000,500
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	4,580,000	5,015,283
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	11,395,300
		449,823,246
North Carolina 1.4%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,851,950
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series A, AGMC
Insured, 5.00%, 1/15/22	10,000,000	10,624,800
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,552,900
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	16,517,250
Series C, Assured Guaranty, 6.00%, 1/01/19	1,795,000	1,961,630
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	4,980,600
Series B, 5.00%, 1/01/20	8,000,000	9,165,440
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,988,570
		62,643,140
Ohio 6.3%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/24	5,265,000	6,178,583
12/01/25	6,645,000	7,765,347
12/01/26	8,240,000	9,577,352
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.25%, 2/15/20	355,000	394,281
Refunding, Series A, 5.25%, 2/15/21	645,000	715,279
Series A, Pre-Refunded, 5.25%, 2/15/20	5,645,000	6,272,837

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	12,062,293
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/23	2,000,000	2,352,700
12/01/24	1,270,000	1,490,370
12/01/25	2,000,000	2,337,200
12/01/27	2,000,000	2,307,940
12/01/28	2,350,000	2,694,017
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,704,900
1/01/26	5,000,000	5,662,950
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,
1/01/23	1,840,000	2,158,798
1/01/24	1,750,000	2,042,688
1/01/25	2,500,000	2,906,500
1/01/26	2,000,000	2,313,320
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%,
12/01/20	7,000,000	8,123,150
12/01/21	7,300,000	8,458,875
Hamilton City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,420,900
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%,
12/01/24	2,500,000	3,011,725
12/01/25	2,400,000	2,883,072
12/01/26	4,000,000	4,757,680
12/01/27	5,000,000	5,896,800
12/01/28	3,000,000	3,510,720
Kent State University Revenues, General Receipts, Series A, 5.00%,
5/01/23	1,200,000	1,392,600
5/01/24	1,500,000	1,733,535
5/01/25	1,500,000	1,725,330
5/01/26	1,600,000	1,828,384
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,150,937
Mason City School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/15	2,670,000	2,733,306
Nordonia Hills City School District GO, School Improvement, NATL Insured, Pre-Refunded, 4.50%, 12/01/21	2,360,000	2,499,287
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%,
10/01/22	5,780,000	6,696,361
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/24	8,585,000	10,169,104
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,251,390
Series R, 5.00%, 5/01/26	11,000,000	13,203,850
Series R, 5.00%, 5/01/27	5,000,000	5,953,300
Series R, 5.00%, 5/01/28	9,100,000	10,779,314
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	10,000,000	12,113,600
Ohio State Water Development Authority Water PCR, Refunding, 5.00%,
12/01/23	5,000,000	6,092,300
6/01/24	4,000,000	4,891,160
12/01/24	4,000,000	4,916,440
Toledo City School District GO, School Facilities Improvement, Refunding, Series B, 5.00%,
12/01/24	2,920,000	3,409,567
12/01/25	4,125,000	4,798,241
12/01/26	4,340,000	5,019,557
12/01/27	4,565,000	5,243,040
Toledo Water System Revenue, Improvement and Refunding, 5.00%,
11/15/25	4,000,000	4,672,920
11/15/26	6,140,000	7,129,952
11/15/27	6,450,000	7,435,109
11/15/28	6,570,000	7,543,214
University of Cincinnati General Receipts Revenue, Series C,
5.00%, 6/01/25	3,010,000	3,546,141
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,588,940
Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,466,529

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	285,000	292,704
		291,276,389
Oregon 1.7%
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 7.375%,
1/01/23	2,000,000	2,400,800
Oregon State Department of Administrative Services COP, Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/19	2,340,000	2,494,066
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,959,800
Refunding, Series A, 5.00%, 11/15/27	10,000,000	11,980,700
Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,602,580
Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,164,230
Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,657,191
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	3,135,000	3,281,875
6/15/19	3,290,000	3,443,807
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,985,650
Washington County School District No. 48J Beaverton GO, 5.00%,
6/15/27	5,000,000	5,956,100
6/15/28	5,000,000	5,920,750
6/15/29	7,500,000	8,821,950
		76,669,499
Pennsylvania 4.1%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.00%,
5/15/19	9,000,000	10,203,660
5/15/20	7,500,000	8,639,325
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,720,342
6/01/23	4,345,000	4,986,148
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue, Series A, 5.25%,
12/15/25	5,345,000	6,315,011
12/15/26	5,835,000	6,826,483
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,675,500
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	36,798,280
Series E, 5.00%, 12/01/24	5,000,000	5,780,700
Series E, 5.00%, 12/01/25	10,000,000	11,548,400
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,379,100
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,817,885
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,753,800
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	8,157,602
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	10,826,300
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,567,450
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,701,350
Series A, 5.00%, 1/01/20	1,210,000	1,360,573
Series A, 5.25%, 1/01/21	3,655,000	4,132,051
Series A, 5.25%, 1/01/22	2,330,000	2,622,811
		190,812,771
South Carolina 1.3%
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,
7/01/22	2,555,000	3,014,134
7/01/23	2,695,000	3,177,378
7/01/24	2,825,000	3,316,494
7/01/25	2,965,000	3,466,115
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,
6/01/25	3,665,000	4,331,040
6/01/26	1,700,000	1,990,122
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/18	5,000,000	5,324,500
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,743,160
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B, AGMC Insured, 5.00%,
10/01/25	12,935,000	15,087,513

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

10/01/26	13,440,000	15,627,763
		62,078,219
Tennessee 0.8%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	18,827,706
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A, 5.00%, 1/01/26	5,000,000	5,899,550
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%,
7/01/26	1,675,000	1,968,828
7/01/27	1,800,000	2,100,042
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program, Refunding, Series B,
5.00%, 11/01/28	8,180,000	9,819,845
		38,615,971
Texas 8.6%
Austin Water and Wastewater System Revenue, Refunding,
5.00%, 11/15/26	4,835,000	5,702,302
5.00%, 11/15/27	4,000,000	4,696,640
Series A, 5.00%, 11/15/28	5,000,000	5,837,250
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A, 5.00%, 2/15/27	5,000,000	5,772,050
Brownsville Utility System Revenue,
AGMC insured, Pre-Refunded, 5.00%, 9/01/22	5,840,000	5,910,489
Refunding and Improvement, AGMC Insured, 5.00%, 9/01/22	2,615,000	2,643,765
Clear Creek ISD, GO, Refunding, Series A, 5.00%,
2/15/25	11,370,000	13,273,452
2/15/26	12,060,000	14,005,760
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,230,730
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,570,780
Dallas Waterworks and Sewer System Revenue,
AMBAC Insured, Pre-Refunded, 4.50%, 10/01/19	2,805,000	3,044,519
Refunding, AMBAC Insured, 4.50%, 10/01/19	7,195,000	7,788,516
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/23	1,500,000	1,589,085
Series A, 5.00%, 11/01/24	1,000,000	1,059,540
Series D, 5.25%, 11/01/27	5,000,000	5,916,350
Series D, 5.25%, 11/01/28	2,100,000	2,465,946
El Paso ISD, GO, Refunding, PSF Guarantee, 5.00%,
8/15/25	1,725,000	2,086,870
8/15/26	3,900,000	4,682,535
8/15/27	5,460,000	6,506,191
8/15/28	2,500,000	2,958,850
Fort Worth GO, General Purpose, Refunding and Improvement, 5.00%,
3/01/25	6,000,000	7,043,340
3/01/26	6,790,000	7,915,171
Frisco GO, Collin and Denton Counties, Refunding and Improvement, 5.00%, 2/15/25	5,000,000	5,920,400
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,441,431
Harris County MTA Sales and Use Tax Revenue, Contractual Obligations, 5.00%,
11/01/26	2,000,000	2,398,380
11/01/27	2,000,000	2,374,500
11/01/28	2,000,000	2,354,520
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,512,600
Houston Utility System Revenue, Combined, first lien, Refunding, Series C, 5.00%,
5/15/24	5,000,000	6,077,300
5/15/26	19,690,000	23,406,881
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,885,180
Series B, 5.00%, 5/15/24	10,620,000	12,186,769
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,133,960
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	16,377,450
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,140,756
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	33,415,470
San Antonio Water System Revenue, junior lien, Refunding, Series A, 5.00%,
5/15/24	1,500,000	1,813,230
5/15/26	2,200,000	2,611,048
5/15/28	2,000,000	2,357,020
5/15/29	1,000,000	1,172,720

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Texas State Transportation Commission Revenue, first tier, Refunding, Series A, 5.00%,
4/01/23	20,000,000	24,198,000
4/01/24	20,000,000	24,434,400
4/01/25	20,000,000	24,202,400
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,415,050
11/01/23	5,000,000	5,415,050
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	12,000,900
Williamson County GO, Refunding, 5.00%,
2/15/23	6,235,000	7,445,401
2/15/25	13,780,000	16,302,842
		397,693,789
Utah 0.5%
Salt Lake County College Revenue, Westminster College Project, Pre-Refunded, 5.00%, 10/01/19	2,585,000	2,625,972
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	10,473,390
11/01/21	9,000,000	10,418,040
		23,517,402
Virginia 4.3%
Fairfax County GO, Public Improvement, Series A, 5.00%, 10/01/25	11,335,000	13,987,163
Norfolk Water Revenue, Refunding, 5.00%,
11/01/24	6,145,000	7,246,737
11/01/25	6,000,000	7,029,600
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,335,545
8/01/20	13,450,000	15,576,311
Virginia State College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	15,804,433
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	10,325,302
Virginia State Public School Authority School Financing Revenue, Series C, 5.00%,
8/01/24	3,545,000	4,324,936
8/01/25	4,530,000	5,501,594
8/01/26	4,335,000	5,225,192
8/01/27	4,460,000	5,335,453
Virginia State Resources Authority Clean Water Revenue, Revolving Fund, Refunding,
5.00%, 10/01/26	10,660,000	13,039,525
5.00%, 10/01/27	5,825,000	7,066,249
5.00%, 10/01/28	11,950,000	14,388,398
Series B, 5.00%, 10/01/24	10,505,000	12,903,292
Series B, 5.00%, 10/01/25	11,055,000	13,537,179
Series B, 5.00%, 10/01/26	26,155,000	31,758,447
		197,385,356
Washington 3.4%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%,
7/01/22	3,250,000	3,888,073
7/01/23	3,500,000	4,224,465
7/01/24	1,250,000	1,519,350
King County Sewer Revenue, Refunding, Series B, 5.00%,
7/01/25	1,200,000	1,449,852
7/01/26	1,200,000	1,435,812
7/01/27	1,900,000	2,249,695
7/01/28	3,050,000	3,579,175
7/01/29	2,600,000	3,026,218
Seattle Drain and Wastewater Revenue, Refunding, 5.00%,
5/01/24	5,230,000	6,361,824
5/01/25	5,500,000	6,655,715
5/01/26	2,995,000	3,579,175
5/01/27	3,150,000	3,725,820
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,694,414
2/01/20	7,000,000	8,081,780
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	35,538,287
Refunding, Series R-2015C, 5.00%, 7/01/27	25,075,000	29,913,221

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Various Purpose, Series D, 5.00%, 2/01/24	13,285,000	15,640,696
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,353,864
		154,917,436
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	11,854,500
U.S. Territories 0.4%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,740,123
12/01/19	1,025,000	1,182,050
		2,922,173
Puerto Rico 0.3%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/18	8,455,000	7,198,418
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	9,856,300
		17,054,718
Total U.S. Territories		19,976,891
Total Municipal Bonds before Short Term Investments (Cost $4,060,540,346)		4,283,132,698
Short Term Investments 3.3%
Municipal Bonds 3.3%
Kentucky 0.6%
[b]Kentucky State Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group,
Refunding, Series B-1, Daily VRDN and Put, 0.10%, 8/15/38	27,000,000	27,000,000
Minnesota 1.0%
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.10%, 11/15/35	24,875,000	24,875,000
Health Care Facilities, Children's Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.08%, 8/15/25	23,500,000	23,500,000
		48,375,000
North Carolina 0.6%
[b]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Refunding, Series B,
Daily VRDN and Put, 0.09%, 1/15/38	27,100,000	27,100,000
Pennsylvania 1.1%
[b]Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.06%,
5/15/35	52,400,000	52,400,000

Total Short Term Investments (Cost $154,875,000)		154,875,000
Total Investments (Cost $4,215,415,346) 95.9%		4,438,007,698
Other Assets, less Liabilities 4.1%		188,526,808
Net Assets 100.0%		$4,626,534,506

a Security purchased on a when-issued basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MAC	-	Municipal Assurance Corp.
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
PCR	-	Pollution Control Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund		Principal Amount	Value
Municipal Bonds 95.2%
Alabama 0.7%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/15		$700,000	$706,979
9/01/16		730,000	763,682
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36		1,000,000	1,087,430
Mobile IDBR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34		5,000,000	5,052,350
			7,610,441
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16		5,000,000	5,128,450

Arizona 2.4%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15		11,975,000	12,164,444
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%, 7/01/17		6,465,000	6,764,330
Pinal County Revenue, Pledged Obligations, Refunding,
4.00%, 8/01/16		600,000	624,780
5.00%, 8/01/17		1,140,000	1,240,309
5.00%, 8/01/18		1,160,000	1,293,249
Tucson COP, Refunding, AGMC Insured,
2.00%, 7/01/16		1,200,000	1,218,804
3.00%, 7/01/17		1,250,000	1,300,225
3.00%, 7/01/18		1,195,000	1,252,025
			25,858,166
Arkansas 0.5%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17		5,000,000	5,004,550

California 6.5%
California State Economic Recovery GO, Refunding, Series A, 5.00%, 7/01/22		8,000,000	8,398,000
California State GO, Various Purpose, Pre-Refunded, 5.00%, 8/01/35		10,000,000	10,079,600
California State Health Facilities Financing Authority Revenue, St. Joseph Health System,
Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43		3,250,000	3,720,112
Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43		5,000,000	5,856,800
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put
2/01/17, Series A1.125%, 2/01/39	,	5,000,000	5,003,700
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19		2,000,000	2,001,220
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20		1,000,000	1,000,430
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21		5,880,000	5,881,176
Coachella Valley USD, GO, Refunding, BAM Insured, 4.00%,
8/01/16		1,110,000	1,156,898
8/01/17		1,220,000	1,298,312
8/01/18		1,265,000	1,364,302
8/01/19		1,330,000	1,455,725
Glendale USD, GO, Los Angeles County, Election of 2011, Series B, 2.00%, 9/01/15		5,665,000	5,690,719
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured
Guaranty, 5.00%, 7/01/15		1,000,000	1,003,950
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18		1,000,000	1,118,970
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G, Refunding, Second Series,
NATL Insured, 5.00%, 5/01/23		11,675,000	12,137,680
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series A, 6.125%, 8/01/15		1,540,000	1,548,701
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15		1,000,000	1,017,570
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn.,
6/01/18		810,000	777,090
			70,510,955
Colorado 0.8%
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding,
4.00%, 12/15/15		1,450,000	1,479,508
5.00%, 12/15/18		2,800,000	3,154,592
El Paso County GO, School District No. 20, Refunding, 4.00%, 12/15/15		1,000,000	1,020,460
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18		1,115,000	1,158,964

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,535,640
		8,349,164
Connecticut 3.1%
Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue,
Mandatory Put 2/01/17, Series T-2, 0.60%, 7/01/29	5,000,000	4,983,500
Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,486,220
Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49	23,070,000	22,927,197
		34,396,917
Florida 6.2%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Pre-Refunded, 5.00%, 4/01/34	16,250,000	16,878,063
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,432,800
6.00%, 6/01/17	8,000,000	8,771,200
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,245,650
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put 6/02/15, 1.35%, 4/01/39	7,500,000	7,500,000
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/18	11,480,000	12,164,208
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,117,020
[a]Lakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.85%, 10/01/17	3,000,000	3,018,450
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,733,472
Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, 1.75%, 9/01/27	2,000,000	2,000,000
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,637,686
		67,498,549
Georgia 3.4%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,490,259
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project,
Mandatory Put 6/01/17, First Series, 1.75%, 12/01/49	5,000,000	5,037,800
Mandatory Put 6/01/17, Second Series, 1.75%, 12/01/49	5,000,000	5,052,050
Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put 10/01/19, Series A,
1.875%, 4/01/33	2,500,000	2,518,675
Georgia State GO,
Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,556,025
Series G, 5.00%, 10/01/17	10,000,000	10,614,000
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First Series, 1.70%, 6/01/49	5,000,000	5,087,200
		37,356,009
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,592,746

Illinois 7.6%
Chicago Housing Authority Capital Program Revenue, AGMC Insured,
ETM, 5.00%, 7/01/16	5,000,000	5,237,650
Pre-Refunded, 5.00%, 7/01/19	7,455,000	7,809,336
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,461,266
5.50%, 1/01/17	1,000,000	1,075,340
Dolton GO, Refunding, Series B, AGMC Insured, 3.50%, 12/01/15	1,245,000	1,264,111
Franklin Park GO, Cook County, Alternative Revenue Source, Refunding, Series A, BAM Insured, 4.00%, 7/01/17	1,010,000	1,066,570
Homer Glen Village GO, Will and Cook Counties, Series A,
2.00%, 12/01/15	1,000,000	1,006,010
4.00%, 12/01/18	1,000,000	1,064,390
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19, 1.65%, 7/01/25	10,000,000	9,999,900
Illinois State GO,
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,099,630
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,141,540
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,383,650
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17	10,000,000	10,975,200
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%, 12/15/17	6,000,000	6,385,140
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,
12/15/17	1,430,000	1,488,559
12/15/18	1,475,000	1,540,475
Regional Transportation Authority Revenue, Series A, NATL Insured, 5.00%, 7/01/21	5,410,000	5,665,298

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District
No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,871,709
		82,535,774
Indiana 1.3%
Decatur Township Multi-School Building Corp. Revenue, first mortgage, Series B, Refunding, AGMC Insured, 3.50%, 1/15/23	10,000,000	10,198,800
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17, Series A-5, 2.00%,
11/01/27	3,500,000	3,572,345
		13,771,145
Kansas 0.7%
[a]Kansas State Department of Transportation Highway Revenue, Refunding,
Series A-3, Weekly FRN, 0.40%, 9/01/15	1,500,000	1,500,165
Series B-5, Monthly FRN, 0.521%, 9/01/19	5,700,000	5,650,296
		7,150,461
Kentucky 0.6%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory Put 8/01/19, 2.20%,
2/01/35	7,000,000	6,945,820

Louisiana 0.5%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding,
4.00%, 8/15/15	2,780,000	2,799,321
5.00%, 8/15/16	2,505,000	2,628,822
		5,428,143
Maryland 2.2%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18, Series A, Weekly FRN,
1.35%, 7/01/34	6,000,000	5,994,600
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%, 5/01/19	7,500,000	8,560,950
Maryland State GO, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	9,030,080
		23,585,630
Massachusetts 2.3%
Massachusetts State Development Finance Agency Revenue, Boston University Issue, Refunding, Series Z-1, 1.50%,
8/01/19	7,000,000	6,991,530
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program, Series A, 5.00%,
6/15/19	11,370,000	13,012,965
Massachusetts State Health and Educational Facilities Authority Revenue,
Amherst College Issue, Mandatory Put 12/01/17, Series H, 0.80%, 11/01/33	4,000,000	3,973,480
Cape Cod Healthcare Obligated Group, Series D, Assured Guaranty, 4.00%, 11/15/15	1,000,000	1,016,350
		24,994,325
Michigan 3.1%
Detroit GO, Distributable State Aid, 5.00%, 11/01/16	6,120,000	6,303,172
Garden City GO, Refunding, AGMC Insured, 4.00%, 4/01/16	1,415,000	1,459,091
Jackson GO, Downtown Development, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,354,327
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,639,230
Michigan State Finance Authority Revenue,
Refunding, Unemployment Obligation Assessment, Series B, 5.00%, 7/01/20	10,000,000	11,417,700
School District of the City of Detroit, Refunding, 5.00%, 6/01/15	1,700,000	1,700,000
School District of the City of Detroit, Refunding, 5.00%, 6/01/16	1,600,000	1,653,136
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Series W, ETM,
5.25%, 8/01/17	7,000,000	7,667,590
Western Townships Utilities Authority Revenue, Sewage Disposal System, Refunding, 3.00%, 1/01/17	1,000,000	1,031,070
		34,225,316
Minnesota 1.2%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/19	650,000	612,060
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,750,922
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B, NATL Insured, 5.00%,
1/01/23	5,925,000	6,308,525
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,029,300
		12,700,807
Missouri 0.4%
Jackson County Reorganized School District No. 7 GO, LEE's Summit R-7, Refunding, 2.00%, 3/01/16	1,800,000	1,822,590

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, Refunding, 3.00%,
3/01/16	1,000,000	1,019,830
3/01/17	1,500,000	1,559,430
		4,401,850
Nevada 4.8%
Clark County School District GO, Building,
Series B, AMBAC Insured, 5.00%, 6/15/20	12,250,000	13,244,088
Series C, 5.00%, 6/15/23	9,920,000	10,897,021
Nevada State GO,
Capital Improvement and Cultural Affairs, Series C, 5.00%, 6/01/20	7,115,000	7,918,995
Nevada Municipal Bond Bank Project Nos. R-9A R-9B R-9C R-10 R-11 and R-12, Series F, AGMC Insured, 5.00%,
12/01/20	4,260,000	4,276,188
Truckee Meadows Water Authority Water Revenue, Refunding, AGMC Insured, 4.25%, 7/01/21	15,010,000	15,956,080
		52,292,372
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,920,564

New Jersey 5.9%
Bergen County GO, General Improvement, 4.00%, 11/15/15	5,100,000	5,187,567
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc. Project,
Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,062,040
Jersey City GO, General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/18	2,000,000	2,147,960
8/01/19	1,330,000	1,445,098
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,165,562
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	10,519,100
[a] School Facilities Construction, Series H, Weekly FRN, 1.00%, 2/01/17	3,000,000	2,978,370
School Facilities Construction, Series N-1, NATL Insured, Pre-Refunded, 5.00%, 9/01/18	6,600,000	6,679,662
New Jersey State Environmental Infrastructure Trust Revenue,
Environmental-2012, Series A, Pre-Refunded, 5.00%, 9/01/22	15,000	15,861
Environmental-2013, Series A, Pre-Refunded, 5.00%, 9/01/22	80,000	84,698
Environmental-2014, Series A, 5.00%, 9/01/22	3,025,000	3,188,199
New Jersey State GO,
5.00%, 6/01/18	5,990,000	6,511,609
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	17,339,113
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,293,052
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,079,890
		64,697,781
New Mexico 2.6%
Farmington PCR, Southern California Edison, Mandatory Put 4/01/20, Refunding, Series A, 1.875%, 4/01/29	9,000,000	8,927,820
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%, 12/01/15	4,000,000	4,074,160
New Mexico State Severance Tax Revenue, Series A, 4.00%, 7/01/20	11,640,000	12,541,169
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured,
3.00%, 4/01/16	1,000,000	1,016,270
3.00%, 4/01/17	750,000	771,435
3.50%, 4/01/19	1,000,000	1,025,950
		28,356,804
New York 10.9%
Beekmantown CSD, GO, Refunding, AGMC Insured,
4.00%, 6/15/15	1,245,000	1,246,743
2.00%, 6/15/16	1,075,000	1,083,471
East Meadow Union Free School District GO, Nassau County, Refunding,
3.00%, 8/15/15	1,000,000	1,005,620
4.00%, 8/15/16	1,000,000	1,042,930
4.00%, 8/15/17	1,000,000	1,069,860
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,145,600
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	9,892,691
New York City GO,
Fiscal 2008, Refunding, Series A-1, 5.00%, 8/01/19	20,000,000	21,854,800
Refunding, Series G, 5.25%, 8/01/16	9,010,000	9,510,235
Refunding, Series G, 5.00%, 8/01/20	7,000,000	8,136,660

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
New York State Dormitory Authority Revenues, Non-State Supported Debt,
Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series 1, 5.00%, 1/15/19	4,000,000	4,378,400
Rochester General Hospital, Assured Guaranty, ETM, 5.00%, 12/01/15	100,000	102,381
School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,015,550
Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18	2,200,000	2,363,746
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, 5.00%, 12/15/18	2,785,000	2,978,864
Education, Series C, Pre-Refunded, 5.00%, 12/15/18	3,380,000	3,609,333
General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	7,035,215
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured,
5.00%, 4/01/16	200,000	207,884
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,213,880
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%, 5/01/19	15,000,000	16,883,400
Patchogue-Medford Union Free School District GO, Refunding, Series B, 3.00%, 7/01/16	1,000,000	1,026,840
Rochester GO, Refunding, Series IV, 2.00%, 10/15/15	1,850,000	1,862,395
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	9,910,000	10,472,095
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%,
7/01/16	1,250,000	1,306,775
7/01/17	3,000,000	3,252,600
Tobacco Settlement FICO Revenue, Asset-Backed, State Contingency Contract Secured, Refunding, Series B, 5.00%,
6/01/20	4,000,000	4,000,000
		118,697,968
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,765,275
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
1/01/19	2,350,000	2,587,703
		10,352,978
Ohio 4.1%
Akron COP, District Energy Project, 2.75%, 12/01/16	975,000	994,442
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/20	7,000,000	8,022,000
Butler County GO, Various Purpose, Refunding, 3.00%,
12/01/15	935,000	947,183
12/01/16	500,000	516,610
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,764,819
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,269,939
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured,
5.00%, 11/15/20	2,370,000	2,504,355
Pre-Refunded, 5.00%, 11/15/20	2,630,000	2,803,948
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%, 11/01/15	1,465,000	1,475,958
Marysville Waste Water Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,137,100
Northeast Regional Sewer District Revenue, Refunding, 5.00%, 11/15/17	5,750,000	6,321,435
Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University Project, 4.00%, 12/01/17	2,225,000	2,394,189
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 3.00%,
12/01/15	1,210,000	1,226,613
12/01/16	1,265,000	1,309,908
Toledo GO, Various Purpose Improvement, Refunding, AGMC Insured, 3.00%, 12/01/15	1,185,000	1,200,559
		44,889,058
Oklahoma 1.1%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman Public Schools Project,
5.00%, 7/01/17	3,040,000	3,290,070
Oklahoma County ISD No. 89 GO, Oklahoma City School District, 2.00%, 7/01/16	4,195,000	4,265,728
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%,
9/01/15	4,000,000	4,036,920
		11,592,718
Pennsylvania 6.2%
Beaver County IDAR, Pollution Control, FirstEnergy Generation Project, Mandatory Put 6/01/20, Refunding, Series A, 3.50%,
4/01/41	3,500,000	3,618,405
Hempfield Area School District Westmoreland County GO, Refunding,
3.00%, 10/15/16	965,000	995,002
4.00%, 10/15/17	1,615,000	1,725,676

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC
Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,038,500
[a]Pennsylvania State Turnpike Commission Turnpike Revenue, Series A, Weekly FRN, 1.25%, 12/01/19	5,000,000	5,063,250
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
3.50%, 7/01/16	6,190,000	6,358,801
4.00%, 7/01/17	4,795,000	5,013,125
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	10,892,700
Philadelphia School District GO, Refunding, Series C, 5.00%,
9/01/15	1,500,000	1,515,900
9/01/16	2,630,000	2,759,738
9/01/17	2,750,000	2,978,112
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,516,602
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	4,500,000	4,741,830
4/01/18	4,035,000	4,318,903
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series A, Assured Guaranty, ETM,
4.00%, 7/01/15	1,235,000	1,238,730
5.00%, 7/01/16	1,325,000	1,391,661
		67,166,935
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%,
8/01/18	6,290,000	7,029,138

South Carolina 0.9%
Charleston Educational Excellence FICO Revenue, Installment Purchase, Charleston County School District Project, Pre-
Refunded, 5.25%, 12/01/24	10,000,000	10,250,500

Tennessee 1.1%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,183,600
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	4,000,000	4,000,000
		12,183,600
Texas 5.8%
Austin Water and Wastewater System Revenue, Refunding, Series A,
4.00%, 11/15/15	1,700,000	1,729,189
4.00%, 11/15/16	600,000	630,210
5.00%, 11/15/17	500,000	549,565
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	457,636
City of Dallas Waterworks and Sewer System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.00%, 10/01/31	5,000,000	5,080,100
Crandall ISD, GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	998,600
Cypress-Fairbanks ISD, GO, Refunding, PSF Guarantee, 4.25%, 2/15/20	5,780,000	6,116,974
Dallas Area Rapid Transit Sales Tax Revenue, senior lien,
AMBAC Insured, Pre-Refunded, 4.50%, 12/01/24	3,890,000	4,119,588
Refunding, AMBAC Insured, 4.50%, 12/01/24	2,830,000	2,993,093
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,204,740
Leander ISD, GO, Williamson and Travis Counties, Refunding, PSF Guarantee, zero cpn., 8/15/16	1,000,000	994,860
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health,
Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,085,000	1,178,321
Series A, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/18	335,000	337,378
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,698,662
Texas State PFAR,
Southern University Financing System, Refunding, BAM Insured, 4.00%, 11/01/15	3,160,000	3,201,807
Southern University Financing System, Refunding, BAM Insured, 5.00%, 11/01/16	2,000,000	2,107,740
Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%, 7/01/17	7,420,000	7,816,747
Texas State Transportation Commission Revenue, State Highway Fund, first tier,
Refunding, Series A, 5.00%, 4/01/19	5,000,000	5,698,600
Series A, Pre-Refunded, 5.00%, 4/01/20	4,195,000	4,358,941
Wylie ISD, GO, Collin County, Capital Appreciation Bonds, Refunding, PSF Guarantee, zero cpn.,
8/15/16	2,535,000	2,518,345
8/15/17	3,775,000	3,697,914
		63,489,010
Utah 0.2%
Nebo School District GO, Utah County, Refunding, Series A, 2.00%,
7/01/16	1,200,000	1,201,668

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
7/01/17	1,000,000	1,000,900
		2,202,568
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,474,018
Washington 1.9%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,412,698
Pierce County School District No. 010 Tacoma GO, Refunding, Series A, AGMC Insured, 5.00%,
12/01/19	5,575,000	5,706,904
12/01/20	5,475,000	5,603,991
Snohomish County Everett School District No. 2 GO, Refunding, 4.00%, 12/01/17	2,400,000	2,580,648
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	3,938,468
Washington State Health Care Facilities Authority Revenue, MultiCare Health System, Series B, AGMC Insured, 4.00%,
8/15/15	625,000	629,788
		20,872,497
Wisconsin 1.8%
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19	5,000,000	5,699,100
Wisconsin State Transportation Revenue, Refunding, Series A, AGMC Insured, 5.00%, 7/01/16	13,900,000	13,952,820
		19,651,920
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	5,795,036
4.00%, 6/15/18	4,510,000	4,813,658
2.125%, 12/15/18	580,000	575,986
5.00%, 12/15/18	9,000,000	9,846,090
		21,030,770
Total Municipal Bonds before Short Term Investments (Cost $1,027,920,029)		1,038,196,417
Short Term Investments 3.2%
Municipal Bonds 3.2%
Arizona 0.8%
Arizona State Transportation Board Highway Revenue, Highway, Subordinated, Refunding, Series A, 5.00%, 7/01/15	9,380,000	9,417,707
California 0.5%
California State Public Works Board Lease Revenue, The Regents of the University of California, Various University of
California Project, Series G, ETM, 5.00%, 12/01/15	5,000,000	5,120,300
Georgia 0.9%
Bartow County School District GO, Series A, 4.00%, 10/01/15	10,000,000	10,125,400
New Jersey 0.5%
Garden State Preservation Trust Open Space and Farmland Preservation Revenue, Forward Delivery, Series B, NATL
Insured, 6.375%, 11/01/15	5,000,000	5,119,800
Pennsylvania 0.5%
Hempfield Area School District Westmoreland County GO, Refunding, 1.00%, 10/15/15	5,430,000	5,443,521

Total Short Term Investments (Cost $35,244,785)		35,226,728
Total Investments (Cost $1,063,164,814) 98.4%		1,073,423,145
Other Assets, less Liabilities 1.6%		17,136,439
Net Assets 100.0%		$1,090,559,584

a The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CDA	- Community Development Authority/Agency
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
CSD	- Central School District
EDA	- Economic Development Authority
EDC	- Economic Development Corp.
ETM	- Escrow to Maturity
FICO	- Financing Corp.
FRN	- Floating Rate Note
GO	- General Obligation
HDA	- Housing Development Authority/Agency
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDBR	- Industrial Development Board Revenue
ISD	- Independent School District
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
PBA	- Public Building Authority
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
PSF	- Permanent School Fund
RDA	- Redevelopment Agency/Authority
USD	- Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.4%
Florida 92.1%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,
Series D-1, 6.50%, 12/01/19	$1,215,000	$1,416,994
Series D-1, 6.75%, 12/01/22	1,000,000	1,173,230
Series D-2, 6.75%, 12/01/30	5,000,000	5,805,100
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Refunding, 5.00%, 4/01/39	11,885,000	12,788,498
Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,420,120
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,466,024
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,482,000
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,783,700
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,253,000
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,281,760
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,193,390
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,877,300
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	11,270,600
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,
Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,339,724
Series A, 6.00%, 8/15/36	11,000,000	12,761,100
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured,
5.00%, 6/01/31	6,580,000	6,580,000
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	440,000	440,757
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University, Refunding, 5.375%, 7/01/32	3,500,000	3,929,030
Nova Southeastern University, 6.375%, 4/01/31	2,750,000	3,252,397
Rollins College Project, 5.00%, 12/01/37	10,000,000	11,075,600
Florida State Board of Education Public Education GO, Capital Outlay,
Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,195,650
Series A, 5.50%, 6/01/38	10,000,000	11,184,300
Series H, 5.00%, 6/01/40	7,295,000	8,219,349
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,811,400
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40	5,000,000	5,696,300
Florida State Higher Educational Facilities Financing Authority Revenue, University of Tampa Project, Refunding, Series A,
5.25%, 4/01/42	2,000,000	2,149,200
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,379,564
[a] Refunding, Series A, 5.00%, 10/01/40	3,000,000	3,201,870
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,343,330
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,525,725
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,441,380
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,380,600
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,609,120
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,383,620
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,168,360
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,413,700
Fort Lauderdale Water and Sewer Revenue,
NATL Insured, Pre-Refunded, 5.00%, 9/01/31	6,315,000	6,681,712
Pre-Refunded, 5.00%, 9/01/35	24,090,000	26,369,878
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,708,845
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,016,590
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,692,688
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,166,592
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,482,444
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,356,812
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,874,381
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,619,410
Series A, 5.00%, 10/01/39	5,000,000	5,394,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Halifax Hospital Medical Center Hospital Revenue,
Refunding, 5.00%, 6/01/46	4,250,000	4,539,510
Refunding and Improvement, Series A, 5.00%, 6/01/38	3,305,000	3,386,303
Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 6/01/38	8,090,000	8,444,908
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,975,600
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,201,100
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	570,000	570,410
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,003,290
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	5,979,038
10/01/38	6,725,000	7,294,271
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,371,715
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,252,880
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	1,365,000	1,370,351
Lake County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,000,000
Lakeland Hospital System Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	5,000,000	5,357,600
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,306,388
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,098,390
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn.,
10/01/22	1,785,000	1,395,263
10/01/26	4,500,000	2,870,055
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,019,740
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,397,280
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,695,250
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	16,747,050
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,692,950
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	8,081,120
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,524,950
Refunding, Series B, 5.00%, 10/01/37	10,000,000	11,108,800
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	20,241,005
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,662,600
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%,
8/01/42	4,000,000	4,687,280
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	265,000	265,186
5.40%, 10/01/33	1,485,000	1,485,238
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	10,014,600
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,577,750
Miami-Dade County School District GO, School Bonds, 5.00%, 3/15/43	2,465,000	2,700,827
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,927,400
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,012,300
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,252,650
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	10,000,000	10,931,200
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,867,400
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,865,600
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 7/01/36	8,000,000	8,402,480
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,445,900
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,438,300
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,365,080
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,154,900
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,533,200
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A, Assured Guaranty,
5.25%, 11/01/38	16,740,000	17,989,474
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,264,293
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	215,000	245,113
Series A, 5.00%, 7/01/40	5,000,000	5,484,900
Series C, 5.00%, 7/01/35	4,000,000	4,413,760
Series C, 5.00%, 7/01/40	2,755,000	3,022,180
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,094,520
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%, 10/01/25	5,000,000	5,713,300

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,618,750
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,331,680
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,275,250
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,169,100
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,219,800
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,506,100
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 11/01/15	2,180,000	2,171,084
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,522,970
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,682,384
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,535,100
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,587,612
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,219,701
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,691,985
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,774,154
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,
10/01/34	8,000,000	8,845,680
10/01/38	14,340,000	15,855,881
10/01/38	10,000,000	11,416,200
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	115,000	115,475
6.05%, 10/01/20	1,715,000	1,826,749
6.10%, 10/01/26	2,695,000	3,072,866
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	465,000	484,563
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL Insured, 5.00%, 11/01/32	5,150,000	5,556,077
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment Area, Series A, 5.00%, 3/01/35	1,000,000	1,028,140
		736,307,293
U.S. Territories 5.3%
Puerto Rico 5.3%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,687,550
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	5,825,000
Series XX, 5.25%, 7/01/40	10,000,000	5,825,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,610,959
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	2,558,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.00%, 8/01/42	8,000,000	5,120,160
Series A-1, 5.25%, 8/01/43	8,000,000	4,840,160
Series C, 5.50%, 8/01/40	14,000,000	8,680,280
		42,147,309
Total Municipal Bonds (Cost $735,952,966) 97.4%		778,454,602

Other Assets, less Liabilities 2.6%		21,130,087
Net Assets 100.0%		$799,584,689

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
MFMR	-	Multi-Family Mortgage Revenue
NATL	-	National Public Financial Guarantee Corp.
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.3%
Georgia 96.1%
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded,
5.625%, 1/01/33	$10,000,000	$11,526,000
5.50%, 1/01/38	5,000,000	5,741,200
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,188,380
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,166,160
Series A, 5.00%, 1/01/40	9,000,000	9,832,860
Atlanta Airport Passenger Facility Charge Revenue, sub. lien, Refunding, Series A, 5.00%,
1/01/33	4,005,000	4,490,847
1/01/34	3,250,000	3,633,987
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%, 12/01/35	3,530,000	3,966,732
The Atlanta Development Authority Revenue,
Educational Facilities, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,200,580
[a] senior lien, Series A-1, 5.25%, 7/01/40	5,000,000	5,692,000
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,826,980
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University Commons Project, Pre-
Refunded, 5.00%, 9/01/32	5,000,000	6,113,450
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,342,840
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%,
12/01/26	1,140,000	1,215,217
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,094,920
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,193,400
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,180,000
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	6,051,037
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,499,875
5.375%, 12/01/28	2,000,000	1,989,000
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36	4,155,000	4,548,021
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project, AGMC Insured,
5.00%, 7/01/40	5,000,000	5,417,550
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project, 5.00%, 7/01/33	3,500,000	3,826,130
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%,
6/01/33	2,045,000	2,272,465
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five
LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,257,787
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,277,150
Series E, 7.00%, 1/01/23	5,000,000	5,606,150
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,
5.00%, 7/01/40	5,000,000	5,428,350
Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,395,750
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation Certificates, Refunding,
AGMC Insured, 5.00%, 6/15/37	3,140,000	3,476,734
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,486,210
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,301,410
NATL Insured, 6.90%, 8/01/18	10,000	10,045
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,294,217
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32	2,000,000	2,223,240
Clayton County Development Authority Revenue,
Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,327,510
Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,677,650
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC
Insured, 5.00%, 7/01/36	3,000,000	3,246,060
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Series A,
Pre-Refunded,
5.00%, 8/01/30	2,000,000	2,344,180
5.25%, 8/01/35	1,000,000	1,184,460

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,483,507
Cobb County Development Authority Student Housing Revenue, Kennesaw State University, Senior, Refunding, Series A,
5.00%, 7/15/38	2,000,000	2,194,660
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC Real Estate Foundation
LLC Project, 5.00%,
7/15/35	2,500,000	2,740,925
7/15/38	2,500,000	2,708,125
Columbus Water and Sewerage Revenue,
5.00%, 5/01/33	1,030,000	1,180,473
AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,607,525
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,545,250
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,942,325
5.50%, 9/01/37	5,000,000	5,587,050
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/32	1,500,000	1,647,180
Decatur Urban Redevelopment Agency Revenue, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,878,308
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%,
12/01/29	2,000,000	2,005,460
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,642,280
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,861,008
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,430,680
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,414,300
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children's Healthcare of Atlanta Inc. Project,
Refunding, 5.25%, 11/15/39	5,000,000	5,600,200
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured,
5.00%, 6/01/32	2,225,000	2,388,849
Pre-Refunded, 5.00%, 6/01/29	3,410,000	3,491,192
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,394,040
Fayette County School District GO, AGMC Insured, Pre-Refunded,
4.75%, 3/01/21	1,355,000	1,400,108
4.95%, 3/01/25	1,000,000	1,034,780
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,777,530
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,401,200
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,397,783
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,443,840
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,931,165
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,771,600
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,294,980
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,295,500
Piedmont Healthcare Inc. Project, Refunding, 5.00%, 7/01/44	10,000,000	10,873,700
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,530,450
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project,
Series A, 5.375%, 2/15/40	5,000,000	5,493,700
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,537,944
NATL Insured, 5.00%, 12/01/25	2,600,000	2,655,614
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,592,102
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37	5,000,000	5,106,400
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,
6.00%, 6/15/34	835,000	954,839
6.00%, 6/15/34	4,165,000	4,716,071
Assured Guaranty, 5.625%, 6/15/38	2,490,000	2,780,857
Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	510,000	577,514
Georgia State Municipal Assn. Inc. COP, Installment Sale Program, City Court of Atlanta Project, AMBAC Insured, 5.25%,
12/01/26	2,000,000	2,006,480
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,698,320
Series W, 6.60%, 1/01/18	360,000	382,558
Georgia State Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,628,300
Project One, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,372,296

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Refunding, Series S, 5.00%,
10/01/25	2,500,000	2,916,025
10/01/26	2,500,000	2,906,950
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project,
Series A,
5.625%, 8/01/34	530,000	587,007
Pre-Refunded, 5.625%, 8/01/34	4,470,000	5,078,680
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,933,671
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%,
1/01/22	3,000,000	3,577,710
1/01/24	2,000,000	2,430,820
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D,
AGMC Insured, 5.50%, 7/01/37	4,000,000	4,490,440
Gwinnett County School District GO,
Pre-Refunded, 5.00%, 2/01/32	5,000,000	5,529,400
Pre-Refunded, 5.00%, 2/01/36	5,815,000	6,430,692
Refunding, 5.00%, 2/01/35	3,000,000	3,542,220
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded, 5.00%, 12/01/27	2,015,000	2,221,679
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	2,857,470
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	3,942,279
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.50%, 7/01/38	4,000,000	4,400,720
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,548,370
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project, RAN, 5.00%, 8/01/35	5,000,000	5,520,100
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,854,650
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,583,680
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,356,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Refunding, Series B, AGMC
Insured, 5.00%, 7/01/37	10,000,000	10,664,400
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus
Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,283,024
Paulding County GO, Courthouse Government Complex Project, NATL Insured, Pre-Refunded, 5.00%, 2/01/32	4,000,000	4,288,360
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,767,750
Paulding County School District GO, Pre-Refunded, 5.00%, 2/01/33	4,000,000	4,288,360
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property
LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,107,490
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	8,695,000	9,610,410
Series A, 5.00%, 10/01/43	5,000,000	5,583,450
Series B, 5.00%, 9/01/35	10,000,000	11,371,900
Richmond County Development Authority Educational Facilities Revenue, Augusta State University, Jaguar Student Center
LLC Project, Series A, XLCA Insured, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,003,800
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,531,635
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project,
5.25%, 11/01/35	1,000,000	1,133,480
5.375%, 11/01/40	5,000,000	5,588,900
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,193,500
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,003,800
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,
5.00%, 10/01/33	2,000,000	2,137,160
Series B, 5.00%, 10/01/41	3,000,000	3,242,700
Walton County Water and Sewer Authority Revenue,
Oconee, Hard Labor Creek Reservoir Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,161,136
Walton, Hard Labor Creek Reservoir Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,397,550
		508,012,870
U.S. Territories 3.2%
Puerto Rico 3.2%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,687,550
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,912,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	6,175,300
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,100,100
Senior Series C, 5.25%, 8/01/40	1,430,000	1,015,314

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
16,890,764
Total Municipal Bonds (Cost $496,894,394) 99.3%	524,903,634
Other Assets, less Liabilities 0.7%	3,848,141
Net Assets 100.0%	$528,751,775

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PCR	-	Pollution Control Revenue
RAN	-	Revenue Anticipation Note
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin High Yield Tax-Free Income Fund	Units	Value
Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Diversified Financial Services 0.0%†
[a,b]1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal Amount
Corporate Bonds (Cost $4,133,513) 0.0%†
Diversified Financial Services 0.0%†
[b,c]1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,133,514	4,154,181

Municipal Bonds 95.8%
Alabama 1.6%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,956,760
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,117,925
Jefferson County Sewer Revenue, wts., sub. lien, Refunding,
Series E, zero cpn., 10/01/28	7,350,000	3,211,950
Series E, zero cpn., 10/01/29	13,465,000	5,400,004
Series E, zero cpn., 10/01/30	19,050,000	6,997,636
Series E, zero cpn., 10/01/31	24,845,000	8,349,908
Series E, zero cpn., 10/01/32	30,825,000	9,501,498
Series E, zero cpn., 10/01/33	35,700,000	10,131,303
Series E, zero cpn., 10/01/34	28,020,000	7,302,292
Series E, zero cpn., 10/01/35	15,000,000	3,595,800
Series E, zero cpn., 10/01/36	12,425,000	2,731,263
Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	49,355,250
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	6,938,195
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,655,470
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,447,300
		135,692,554
Alaska 0.1%
Anchorage Electric Utility Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,889,413

Arizona 2.2%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,827,200
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, 5.00%, 7/01/36	10,000,000	10,084,200
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	23,239,800
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,543,500
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Refunding, Series D,
5.75%, 6/01/34	10,750,000	11,253,960
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	21,374,400
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,247,700
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	17,075,210
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	11,077,300
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,189,740
5.50%, 12/01/29	11,105,000	13,373,640
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded,
6.00%, 7/01/24	250,000	293,468
6.25%, 7/01/29	1,000,000	1,183,710
5.00%, 7/01/35	10,175,000	10,213,258
6.50%, 7/01/39	1,500,000	1,790,310
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A,
6.375%, 12/01/37	15,500,000	14,518,075
		186,285,471
California 17.8%
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	8,804,648
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/37	3,910,000	3,950,195
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	29,685,000	33,391,172
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,681,582

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,140,000	3,323,439
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,700,148
Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	13,110,000	13,110,655
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	10,000,000	10,045,700
California Infrastructure and Economic Development Bank Revenue, North County Center for Self-Sufficiency Corp. Project,
AMBAC Insured, 5.00%,
12/01/30	10,300,000	12,112,079
12/01/35	5,000,000	5,768,100
California State GO, Various Purpose,
6.00%, 4/01/38	28,725,000	33,655,646
5.25%, 11/01/40	47,000,000	54,248,340
Refunding, 5.25%, 3/01/30	70,000,000	80,795,400
Refunding, 5.50%, 3/01/40	60,000,000	69,664,800
Refunding, 5.00%, 10/01/41	10,000,000	11,114,000
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	6,053,600
11/01/38	8,000,000	9,553,680
California State Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,077,300
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,425,760
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/29	7,365,000	8,774,440
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/34	17,560,000	20,879,016
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,965,619
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,457,219
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,585,100
Monterey Institute International, 5.50%, 7/01/31	12,920,000	14,697,017
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,547,400
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,745,000
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	25,390,750
California Statewide CDA Special Tax Revenue, CFD No. 2007-01, Orinda Wilder Project, Series A, 6.00%, 9/01/37	9,905,000	10,198,683
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,510,676
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C, AMBAC Insured, zero cpn.,
8/01/33	15,000,000	6,254,550
8/01/34	10,000,000	3,957,600
Chino CFD Special Tax, No. 2003-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,216,595
Chula Vista CFD Special Tax, No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,670,000	1,574,843
Compton Community College District GO, Election of 2002, Series D, BAM Insured, zero cpn.,
8/01/30	3,425,000	1,689,039
8/01/32	4,000,000	1,701,640
8/01/34	4,560,000	1,658,198
8/01/36	5,250,000	1,644,773
8/01/37	3,065,000	890,842
8/01/38	6,000,000	1,620,300
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,510,395
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	10,000,000	7,430,500
Convertible Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	5,450,532
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,732,973
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	34,083,041
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Refunding, Seriees A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,250,000
Refunding, Series A, 5.00%, 6/01/45	15,750,000	15,750,000
Series A, 5.00%, 6/01/40	4,000,000	4,399,560
Series A, 5.00%, 6/01/45	52,030,000	56,729,350
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,167,710
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	59,779,035
Los Angeles MFR, Refunding,
Series J-1C, 7.125%, 1/01/24	15,000	15,003
[b] Series J-2C, 8.50%, 1/01/24	110,000	110,010
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	42,459,729
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	37,589,481
Series B, 7.00%, 11/01/34	20,000,000	27,026,200

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Series C, 6.50%, 11/01/39	20,000,000	26,390,200
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,458,150
Palmdale Elementary School District Special Tax, CFD No. 90-1, Series A, AGMC Insured,
zero cpn., 8/01/28	1,500,000	841,560
zero cpn., 8/01/30	1,250,000	622,650
zero cpn., 8/01/31	1,250,000	587,213
zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,648,600
Poway USD Special Tax, CFD No. 14, Del Sur, Pre-Refunded, 5.25%, 9/01/36	7,465,000	7,632,440
Riverside County Transportation Commission Toll Revenue, senior lien,
Series A, 5.75%, 6/01/44	6,065,000	6,950,308
Series A, zero cpn., 6/01/42	7,000,000	1,879,920
Series B, zero cpn., 6/01/32	4,000,000	1,834,480
Series B, zero cpn., 6/01/33	5,500,000	2,392,445
Series B, zero cpn., 6/01/41	5,000,000	1,417,000
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/35	7,030,000	7,044,060
Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,029,381
Improvement Area 1, 5.40%, 9/01/36	6,160,000	6,168,994
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,908,058
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,551,364
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,767,700
7.50%, 12/01/41	15,000,000	18,399,900
San Diego USD, GO,
Dedicated Unlimited Ad Valorem Property Tax, Election of 2008, Capital Appreciation, Series G, zero cpn., 7/01/34	5,000,000	2,074,200
Dedicated Unlimited Ad Valorem Property Tax, Election of 2008, Capital Appreciation, Series G, zero cpn., 7/01/35	10,000,000	3,887,200
Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	22,527,162
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	16,541,927
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	11,194,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/24	52,700,000	43,386,329
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	23,857,735
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	23,839,050
junior lien, ETM, zero cpn., 1/01/25	45,200,000	36,000,896
junior lien, ETM, zero cpn., 1/01/26	131,900,000	100,783,471
junior lien, ETM, zero cpn., 1/01/27	139,100,000	101,737,740
Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,499,000
Refunding, Series B, 5.25%, 1/15/49	25,000,000	26,670,500
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	12,014,600
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter,
9/01/41	20,000,000	13,192,200
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	40,000,000	27,793,200
[d]San Ysidro School District GO, Refunding, AGMC Insured, zero cpn.,
8/01/42	10,000,000	2,458,700
8/01/43	12,500,000	2,908,750
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	2,002,920
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
6.00%, 9/01/36	7,740,000	9,017,564
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	11,417,116
[b,e,f]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	397,625
7.00%, 9/01/38	12,175,000	304,375
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,810,000	20,418,959
		1,514,368,705
Colorado 3.2%
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	22,125,200
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43	10,250,000	10,276,035
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series A, 5.25%, 10/01/32	5,000,000	5,230,250
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	15,000,000	15,373,350
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	9,146,550
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,884,000
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	7,947,101
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	4,322,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,718,100
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,118,100
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,035,430
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,070,860
Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,127,860
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	3,007,349
6.25%, 11/15/28	12,500,000	15,686,375
6.50%, 11/15/38	90,100,000	120,330,352
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,258,105
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,650,849
[b,g]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,250,000
		271,557,866
Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue, Hartford Healthcare Issue, Series F, 5.00%, 7/01/45	10,000,000	10,874,300

District of Columbia 2.6%
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,998,030
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,593,525
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,012,254
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,738,074
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,397,624
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	4,059,937
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,925,088
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,306,905
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	14,134,770
The Methodist Home of the District of Columbia Issue, 6.00%, 1/01/29	4,750,000	4,749,810
The Methodist Home of the District of Columbia Issue, Series A, 7.375%, 1/01/30	2,525,000	2,527,979
[d] The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,554,421
[d] The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	1,010,879
The Methodist Home of the District of Columbia Issue, Series A, 7.50%, 1/01/39	4,580,000	4,585,221
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	22,000,000	27,316,080
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	22,249,500
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	70,215,679
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series
A, 5.00%, 10/01/40	10,000,000	10,874,900
		218,250,676
Florida 5.8%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,250,000	4,251,700
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,810,000	4,988,595
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded,
7.00%, 4/01/39	6,500,000	7,865,390
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,110,000	1,111,143
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,249,400
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,180,000	1,179,929
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	27,410,000
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,194,210
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,471,320
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,368,752
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,131,998
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,398,550
[d]Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%, 10/01/35	6,240,000	6,735,955
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	34,720,000	35,453,981
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and Improvement, Series A,
5.375%, 6/01/46	5,205,000	5,339,133
Pre-Refunded, 5.375%, 6/01/46	12,745,000	13,351,407
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,400,068
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,460,000	2,397,024
Indigo CDD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	750,000	716,828

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
[b,e] Series C, 7.00%, 5/01/30	4,163,999	2,081,999
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,
5.875%, 1/01/19	870,000	941,540
6.25%, 1/01/28	1,230,000	1,304,513
6.375%, 1/01/43	2,250,000	2,389,072
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,173,464
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,452,705
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC
Insured, 5.25%, 4/01/27	10,995,000	13,163,544
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	47,836,493
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding, Series A, Assured
Guaranty, zero cpn., 10/01/45	25,000,000	5,563,250
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,887,864
Refunding, Series A, 5.00%, 5/01/32	10,000,000	11,072,100
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,479,986
Miami-Dade County Special Obligation Revenue, Refunding, Series A, 5.00%, 10/01/30	10,925,000	12,230,319
North Sumter County Utility Dependent District Utility Revenue, sub. bond,
6.00%, 10/01/30	3,780,000	4,338,344
6.25%, 10/01/43	6,865,000	7,999,784
Northern Palm Beach County ID Special Assessment, Water Control and Improvement,
Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,743,470
Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,144,540
Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	819,104
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/35	7,965,000	8,788,900
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,107,920
Pelican Marsh CDD Special Assessment Revenue, Refunding,
4.875%, 5/01/22	920,000	927,277
5.375%, 5/01/31	1,375,000	1,402,335
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,704,340
[b,e]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,062,308
[b]River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
5/01/21	600,000	518,766
5/01/30	1,590,000	1,370,008
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,800,000	6,721,528
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	12,500,000	13,433,875
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/32	15,000,000	16,060,650
Refunding, 5.00%, 8/15/42	15,500,000	16,440,385
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,725,000	1,728,864
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%,
5/01/29	6,245,000	6,297,396
5/01/35	3,915,000	3,880,391
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	7,300,000	8,113,147
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	7,620,000	9,025,509
7.00%, 5/01/41	6,835,000	8,451,683
Refunding, 5.00%, 5/01/22	1,395,000	1,460,049
Refunding, 5.25%, 5/01/31	2,010,000	2,278,255
Refunding, 5.50%, 5/01/42	2,040,000	2,345,164
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	2,000,000	2,295,160
5.00%, 5/01/32	5,800,000	6,340,966
5.125%, 5/01/43	8,800,000	9,848,432
6.00%, 5/01/44	8,000,000	9,257,600
Village CDD No. 11 Special Assessment Revenue, 4.125%, 5/01/29	3,230,000	3,230,969
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	645,000	645,419
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,760,000	1,778,427
		497,153,197
Georgia 3.3%
The Atlanta Development Authority Revenue, New Downtown Atlanta Stadium Project, senior lien,
Series A-1, 5.25%, 7/01/44	3,000,000	3,401,610
Series B, 5.00%, 7/01/44	4,500,000	4,870,080
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,041,055

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Atlanta Water and Wastewater Revenue, Refunding,
5.00%, 11/01/40	30,000,000	33,660,300
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	36,231,000
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,987,900
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,461,915
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	58,207,050
Series E, 7.00%, 1/01/23	25,000,000	28,030,750
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%, 6/15/40	2,000,000	2,139,240
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate Foundations
Projects, Junior, Refunding, Series C, 5.00%,
7/15/33	2,700,000	2,892,510
7/15/38	3,000,000	3,188,400
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,
6.25%, 10/01/18	2,840,000	3,112,185
6.375%, 10/01/28	8,000,000	10,086,080
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,063,750
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding, 5.125%, 3/01/37	6,500,000	6,168,760
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project,
Refunding, 5.00%, 8/01/34	10,000,000	11,038,700
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,
9/15/25	5,000,000	5,866,550
9/15/27	4,000,000	4,683,720
9/15/28	10,000,000	11,691,200
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,
6.25%, 11/01/33	7,000,000	8,249,990
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,733,743
		280,806,488
Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	6,053,119
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,649,675
The Queen's Health Systems, Refunding, Series A, 5.00%, 7/01/35	13,570,000	15,285,655
		29,988,449
Idaho 0.6%
Idaho State Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,399,000
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	15,888,033
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,517,550
		52,804,583
Illinois 5.4%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,094,000	2,754,093
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	7,550,136
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,895,191
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,019
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured, 6.625%, 10/01/43	5,250,000	6,600,405
Cary Special Tax, Special Service Area No. 2, Refunding, Assured Guaranty, 5.00%, 3/01/30	3,025,000	3,083,715
Chicago O'Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,258,010
General Airport, third lien, Series A, NATL Insured, 5.00%, 1/01/33	15,000,000	15,342,900
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,498,885
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,644,359
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,669,790
5.00%, 12/01/44	31,260,000	32,826,751
Chicago Waterworks Revenue, Project, second lien, 5.00%, 11/01/44	11,000,000	11,460,680
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	36,037,410
Illinois State Finance Authority Education Revenue, Illinois Charter Schools Project - Noble Network of Charter Schools,
Refunding, 5.00%,
9/01/25	2,750,000	3,043,480
9/01/32	3,750,000	3,954,113
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 4.00%, 8/01/38	13,000,000	12,678,900
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,131,200
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,701,240

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,736,625
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	14,445,000	15,809,330
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,879,400
Roosevelt University Project, Refunding, 6.25%, 4/01/29	2,500,000	2,690,475
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	20,791,460
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,971,400
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	17,240,000	18,898,143
Illinois State Finance Authority Student Housing Revenue,
CHF- Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	10,198,000
CHF- Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,514,043
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,953,800
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,920,425
Illinois State Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,
10/01/39	15,350,000	16,273,763
5/01/40	10,415,000	11,056,668
Illinois State GO,
5.25%, 7/01/29	15,000,000	15,858,300
5.25%, 7/01/31	5,000,000	5,279,150
5.50%, 7/01/38	5,000,000	5,310,950
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, AGMC Insured, zero cpn., 6/15/45	18,100,000	4,035,576
Capital Appreciation, McCormick Place Expansion Project, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	3,889,200
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	10,961,145
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	7,500,000	9,892,500
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage Systems Alternate Revenue
Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,139,050
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,317,700
Refunding, 6.00%, 6/01/28	24,650,000	28,975,089
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	3,900,000	3,653,286
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,133,000	4,109,235
		461,250,990
Indiana 1.8%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	6,220,000	6,343,965
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group, Pre-Refunded, 5.25%,
8/01/36	5,000,000	5,276,400
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,674,000
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Pre-Refunded, 5.25%,
11/15/35	12,000,000	12,269,160
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,484,100
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.00%, 3/01/36	17,000,000	18,546,150
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,313,250
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,730,400
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	19,620,000	20,602,962
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,620,000	23,124,200
Indiana State Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest
Indiana Obligated Group,
Pre-Refunded, 5.50%, 3/01/37	4,185,000	4,534,154
Refunding, 5.50%, 3/01/37	3,815,000	4,058,282
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,563,120
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.60%, 11/01/16	10,000,000	10,625,400
5.85%, 4/01/19	5,000,000	5,711,750
		151,857,293
Iowa 0.5%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%,
9/01/39	11,000,000	11,396,110

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B,
5.60%, 6/01/34	35,850,000	33,355,199
		44,751,309
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,194,188

Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System Inc., Refunding,
Series A, 6.50%, 3/01/45	18,330,000	20,965,121
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,370,100
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue, Downtown Crossing Project, zero cpn.
to 6/30/23,
6.60% thereafter, 7/01/39	10,000,000	7,224,900
6.75% thereafter, 7/01/43	5,000,000	3,568,300
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine University Inc. Project,
5.625%, 5/01/29	5,555,000	6,090,557
6.125%, 5/01/39	5,000,000	5,551,400
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,040,425
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,749,375
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	8,000,000	9,166,480
5.375%, 6/01/40	10,000,000	10,871,400
		92,598,058
Louisiana 2.6%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,044,141
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	41,250,000	45,735,525
Series A, 6.50%, 8/01/29	9,000,000	10,742,220
Series A-2, 6.50%, 11/01/35	8,000,000	9,569,680
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series A,
Pre-Refunded, 6.75%, 7/01/39	10,000,000	12,033,800
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,278,750
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,851,950
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,202,580
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,421,000
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,431,300
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	56,075,000	59,123,237
St. Tammany Public Trust Financing Authority Revenue, Christwood Project, Refunding, 5.25%,
11/15/29	1,200,000	1,253,592
11/15/37	1,650,000	1,667,094
Tobacco Settlement FICO Revenue, Tobacco Settlement Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	1,105,890
		225,460,759
Maine 0.2%
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical Center Issue,
6.75%, 7/01/36	4,250,000	4,789,453
7.00%, 7/01/41	10,000,000	11,316,000
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,820,928
		20,926,381
Maryland 0.5%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,365,960
Maryland State Community Development Administration Department of Housing and CDR, Housing, Series A, 5.875%,
7/01/16	165,000	165,457
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility, Refunding, 5.75%,
9/01/25	8,600,000	9,501,882
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	13,949,872
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,643,260
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,221,828

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Washington County Hospital Issue, 6.00%, 1/01/43	6,000,000	6,464,820
		42,313,079
Massachusetts 1.4%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	15,371,550
General Transportation System, Series A, 7.00%, 3/01/21	775,000	935,208
General Transportation System, Series A, ETM, 7.00%, 3/01/21	560,000	602,319
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Community Issue, first mortgage, 5.60%, 7/01/19	585,000	585,796
Berkshire Retirement Community Issue, first mortgage, 5.625%, 7/01/29	1,620,000	1,621,393
Green Bonds, Boston Medical Center Issue, Series D, 5.00%, 7/01/44	10,000,000	10,567,300
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,480,940
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,169,080
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,493,692
Partners Healthcare System Issue, Series O-1, 5.00%, 7/01/45	10,000,000	11,201,200
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Pre-Refunded,
5.75%, 12/01/42	3,700,000	4,325,818
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K, 5.25%, 7/01/29	9,440,000	10,277,989
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,082,826
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%, 1/01/34	35,000,000	43,759,800
		119,474,911
Michigan 5.6%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	19,001,136
Detroit GO, Distributable State Aid, 5.25%, 11/01/35	23,000,000	24,850,120
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,843,987
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,105,200
Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	5,782,500
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,026,820
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	12,749,040
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,700,902
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,133,100
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,589,124
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Series A, Pre-Refunded,
5.00%, 8/15/38	5,250,000	5,718,982
Michigan State Building Authority Revenue, Facilities Program, Refunding,
Series I, 6.00%, 10/15/38	6,000,000	6,817,380
Series II-A, 5.375%, 10/15/41	10,000,000	11,335,800
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M. Cooley Law School Project,
Refunding,
6.00%, 7/01/24	3,000,000	3,075,330
6.75%, 7/01/44	5,505,000	5,841,796
Michigan State Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Refunding, Series A, 5.00%, 8/01/31	10,000,000	11,083,800
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,600,000	30,069,924
Local Government Loan Program, Refunding, senior lien, Series C-1, 5.00%, 7/01/44	10,000,000	10,466,400
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%, 7/01/32	10,000,000	10,986,300
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%, 7/01/33	3,000,000	3,286,200
Local Government Loan Program, Refunding, senior lien, Series D-1, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,393,150
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/29	11,000,000	12,022,780
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/30	9,000,000	9,800,730
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/34	10,000,000	10,770,400
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,786,300
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	10,964,200
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	4,065,000	4,803,407
Oakwood Obligated Group, Series A, Pre-Refunded, 5.00%, 7/15/37	3,680,000	4,000,454
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	28,860,000	31,920,892
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	2,500,000	2,229,900
6/01/48	10,000,000	8,451,100

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 5.00%, 9/01/39	54,320,000	58,458,098
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	24,494,600
Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	39,286,282
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Series B, BAM Insured, 5.00%,
12/01/39	5,500,000	6,017,330
		476,863,464
Minnesota 0.4%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,759,560
6.75%, 11/15/32	6,250,000	7,230,312
Minneapolis Senior Housing and Healthcare Revenue, Ecumen - Abiitan Mill City Project,
5.25%, 11/01/45	2,800,000	2,791,432
5.375%, 11/01/50	1,000,000	996,800
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Health Services,
Refunding, Series A, 6.375%, 11/15/29	175,000	175,683
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,187,200
		34,140,987
Mississippi 0.8%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	23,686,993
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	21,355,200
6.50%, 9/01/32	10,000,000	11,457,400
5.80%, 5/01/34	7,000,000	8,043,700
		64,543,293
Missouri 0.7%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health, Series F, 5.00%,
11/15/45	25,000,000	27,508,500
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	12,519,870
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	8,028,860
6.625%, 7/01/34	3,000,000	3,547,140
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	7,088,550
		58,692,920
Nebraska 0.2%
Nebraska State Public Power District Revenue, General, Series A-2, 5.00%, 1/01/40	16,000,000	17,526,720

Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,161,864
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	863,759
Local ID No. 142, Mountain's Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,495,000	1,622,553
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	715,000	694,951
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,340,000	2,128,160
Henderson GO, Refunding, Series A, 4.00%,
6/01/33	5,240,000	5,471,136
6/01/34	4,230,000	4,405,207
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16	1,335,000	1,331,676
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	940,000	931,747
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	945,000	932,734
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,410,000	1,367,263
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,505,000	1,393,028
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	665,000	668,298
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	700,000	714,098
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,275,000	1,316,846
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,558,625
		33,561,945
New Hampshire 0.3%
[b]New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue, 7.50%, 7/01/24	11,350,000	11,355,108
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,607,900

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue,
Refunding, 5.00%, 7/01/45	10,000,000	11,120,600
		28,083,608
New Jersey 3.4%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,806,700
New Jersey EDA Revenue, Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	5,000,000	5,610,400
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
4.875%, 9/15/19	17,010,000	17,931,942
5.125%, 9/15/23	19,800,000	21,482,604
5.25%, 9/15/29	37,900,000	41,450,093
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/33	57,680,000	23,597,465
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/34	52,330,000	20,313,983
St. Joseph's Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	30,125,777
New Jersey State EDA Revenue, Provident Group, Rowan Properties LLC, Rowan University Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,256,200
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/35	6,000,000	2,001,060
Capital Appreciation, Transportation System, Series C, zero cpn., 12/15/31	23,650,000	10,039,898
Transportation Program, Series AA, 5.00%, 6/15/44	5,090,000	5,136,828
Transportation Program, Series AA, 5.00%, 6/15/44	6,590,000	6,656,691
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	39,752,162
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	22,489,480
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,238,400
Transportation System, Series C, 5.25%, 6/15/32	7,330,000	7,682,719
Transportation System, Series D, 5.00%, 6/15/32	14,000,000	14,504,560
		290,076,962
New Mexico 1.8%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	64,131,760
Series C, 5.90%, 6/01/40	18,435,000	20,383,948
Series D, 5.90%, 6/01/40	53,520,000	59,178,135
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%,
7/01/42	4,000,000	4,061,760
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Assured Guaranty,
Pre-Refunded,
5.25%, 7/01/30	4,360,000	4,376,742
5.00%, 7/01/35	3,470,000	3,482,631
		155,614,976
New York 4.1%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,351,500
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	367,447
1/15/22	649,658	549,020
MTA Revenue, Transportation,
Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,720,070
Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,166,000
Series A, 5.00%, 11/15/41	15,500,000	17,010,010
Series E, 5.00%, 11/15/33	10,000,000	11,213,200
Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,643,850
New York City GO,
Refunding, Series H, 6.25%, 8/01/15	5,000	5,022
Refunding, Series H, 6.125%, 8/01/25	5,000	5,021
Series F, 7.50%, 2/01/21	5,000	5,026
Series G, 7.50%, 2/01/22	5,000	5,026
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,741,875
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	4,275,000	4,275,171
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	34,347,947
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	16,192,800
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,609,712
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding, Series EE, 5.00%, 6/15/47	20,350,000	22,426,311

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	10,763,000
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project,
Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,857,640
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	65,000,000	76,328,200
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,
6.125%, 12/01/29	16,000,000	17,663,840
6.25%, 12/01/37	30,000,000	33,012,900
Niagara County Tobacco Asset Securitization Corp., Asset Backed, 4.00%, 5/15/29	4,500,000	4,505,850
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines Inc., Eastern Project, La
Guardia, 9.125%, 12/01/15	5,135,000	5,135,051
		349,901,489
North Carolina 0.9%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	4,500,000	4,961,970
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,532,141
International Paper Co. Projects, Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,714,280
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield Project, Series A, Pre-
Refunded,
5.75%, 10/01/23	3,625,000	3,691,374
6.00%, 10/01/23	2,500,000	2,547,825
5.65%, 10/01/25	2,000,000	2,035,960
6.125%, 10/01/35	21,750,000	22,174,995
North Carolina Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes Project,
first mortgage, Refunding, Series C,
5.25%, 10/01/24	920,000	924,186
5.50%, 10/01/32	1,600,000	1,605,632
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project, 5.00%, 12/31/37	3,100,000	3,294,060
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,709,850
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	3,500,000	3,615,710
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/25	2,595,000	2,851,827
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,934,215
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,768,742
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,107,560
		78,470,327
Ohio 2.2%
Allen County Hospital Facilities Revenue, Mercy Health, Refunding and Improvement, Series A, 5.00%, 11/01/43	10,000,000	10,900,400
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,403,828
Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,554,150
Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,765,225
Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	23,163,043
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,440,125
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current Interest Turbo Term Bond, Series
A-2, 5.75%, 6/01/34	5,000,000	3,988,900
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	11,438,500
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%, 6/15/43	10,000,000	10,512,700
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,
6.50%, 1/01/41	4,970,000	5,695,024
6.625%, 1/01/46	2,500,000	2,860,000
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,770,000	6,703,124
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and Improvement, 5.25%, 5/15/26	2,750,000	2,861,815
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%,
12/01/40	15,000,000	17,362,500
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	28,784,700
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,629,280
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System Obligated Group Project,
Refunding, 5.00%, 12/01/35	1,000,000	1,022,760
Refunding, 5.00%, 12/01/43	1,000,000	1,012,820
Refunding, 5.50%, 12/01/43	1,300,000	1,363,687

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Refunding and Improvement, 6.00%, 12/01/42	14,000,000	15,193,640
		184,656,221
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village Community, Refunding,
5.75%, 1/01/37	5,000,000	5,167,050

Oregon 0.3%
Multnomah County Hospital Facilities Authority Revenue, Mirabella South Waterfront Project, Refunding, Series A,
5.40%, 10/01/44	3,000,000	3,282,570
5.50%, 10/01/49	5,500,000	6,015,680
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,785,900
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,
5.00%, 5/15/22	1,000,000	1,087,950
5.75%, 5/15/27	1,000,000	1,127,860
5.625%, 5/15/32	1,000,000	1,107,960
6.00%, 5/15/42	3,100,000	3,357,486
6.00%, 5/15/47	2,000,000	2,156,260
		23,921,666
Pennsylvania 1.8%
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,
6.75%, 11/01/31	1,215,000	1,427,759
7.00%, 11/01/40	2,000,000	2,367,280
Chester County IDA Revenue, Renaissance Academy Charter School Project, 5.00%,
10/01/34	1,500,000	1,609,695
10/01/39	1,725,000	1,830,501
10/01/44	1,160,000	1,219,055
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,500,000	4,929,885
Series A, 5.00%, 6/01/35	7,500,000	8,164,500
Series B, 5.00%, 6/01/42	12,000,000	12,938,280
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	11,805,000	11,819,874
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	1,040,380
6.50%, 7/01/40	3,000,000	3,109,170
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	16,472,100
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,876,350
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 11/30/28, 5.75% thereafter,
12/01/37	20,000,000	11,564,800
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 12/01/28, 5.875% thereafter,
12/01/40	25,075,000	14,380,262
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,659,800
Philadelphia Water and Wastewater Revenue, Series A, 5.00%,
7/01/40	10,000,000	11,010,600
7/01/45	20,000,000	21,908,000
		154,328,291
Rhode Island 0.3%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Care New England Issue, Refunding, Series A, 6.00%, 9/01/33	7,320,000	8,074,033
Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,438
Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,462,636
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	3,624,300
		21,567,407
South Carolina 1.0%
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project,
Assured Guaranty, 5.00%, 12/01/26	7,540,000	7,829,460
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of Williamsburg County
Project, Refunding, Assured Guaranty, 5.00%, 12/01/31	2,000,000	2,065,140
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, Pre-Refunded,
6.50%, 4/01/42	10,000,000	12,319,900

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,503,216
		80,717,716
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Capital
Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	10,971,435
7/01/28	19,400,000	10,379,582
7/01/29	19,365,000	9,755,700
7/01/30	19,370,000	9,091,503
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and
Improvement, Series A, zero cpn.,
1/01/37	12,760,000	4,295,399
1/01/39	13,755,000	4,128,563
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/36	23,475,000	24,466,349
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,744,550
7/01/24	3,500,000	4,024,790
		82,857,871
Texas 8.0%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, second tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	16,365,195
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph
Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,943,735
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%,
4/01/45	10,000,000	11,404,000
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	1,194,390
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	894,550
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	815,127
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	818,447
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,739,230
senior lien, Refunding, 5.75%, 1/01/31	2,500,000	2,949,025
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	9,360,534
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	28,675,441
[d]Clifton Higher Education Finance Corp. Revenue, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	3,983,641
Corpus Christi Utility System Revenue, Improvement, junior lien, Series A, 5.00%, 7/15/45	23,770,000	25,999,864
Dallas/Fort Worth International Airport Revenue, Joint Improvement,
Series A, 5.00%, 11/01/42	12,000,000	13,015,440
Series A, 5.00%, 11/01/45	50,000,000	54,153,500
Series B, 5.00%, 11/01/44	11,385,000	12,498,795
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	17,688,450
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien, 4.00%, 3/01/46	8,000,000	8,060,800
Grand Parkway Transportation Corp. System Toll Revenue,
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,110,889
Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,542,000
Harris County Cultural Education Facilities Finance Corp. Revenue, first mortgage, Brazos Presbyterian Homes Inc. Project,
Series B, 7.00%,
1/01/43	3,000,000	3,585,390
1/01/48	5,250,000	6,236,632
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	16,261,155
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,701,100
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,871,300
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%,
11/01/29	10,000,000	11,393,100
Mesquite Health Facilities Development Corp. Revenue, Christian Care Centers Inc. Project, Refunding,
5.00%, 2/15/36	1,000,000	1,030,520
5.125%, 2/15/42	1,750,000	1,815,135
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%,
1/01/43	4,350,000	4,866,780
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue, Wesleyan Homes Inc. Project,
Refunding, 5.50%, 1/01/43	3,200,000	3,240,256
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF- Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%, 4/01/47	4,000,000	4,192,840

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,373,920
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,578,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,697,300
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	23,813,750
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	8,796,800
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,095,640
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,423,500
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	32,772,600
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,675,500
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,815,062
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,961,550
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	20,000,000	22,324,600
Red River Health Facilities Development Corp. First Mortgage Revenue,
Eden Home Project, 7.25%, 12/15/42	11,000,000	10,720,380
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,581,045
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,026,080
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%,
9/15/33	7,910,000	8,034,662
9/15/35	4,365,000	4,378,488
9/15/42	39,000,000	37,676,730
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,435,235
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	2,500,000	2,664,825
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,768,955
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,
12/15/30	25,000,000	27,205,000
12/15/31	24,500,000	26,560,205
12/15/32	10,000,000	10,800,000
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,358,300
first tier, Refunding, Series B, 5.00%, 8/15/37	20,000,000	22,142,200
second tier, Refunding, Series C, 5.00%, 8/15/37	8,120,000	8,732,898
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.375%,
11/01/37	8,000,000	8,332,400
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,562,850
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	10,364,475
		685,080,711
Virginia 0.8%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	19,318,440
Tobacco Settlement FICO Revenue,
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	1,060,000	1,060,000
Capital Appreciation, Second Subordinate, Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,216,000
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC Project, senior lien,
6.00%, 1/01/37	8,000,000	9,206,160
5.50%, 1/01/42	35,790,000	38,862,929
		69,663,529
Washington 2.9%
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,659,369
6/01/39	16,250,000	18,530,362
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,312,855
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	10,615,000	13,319,596
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	2,164,320
12/01/35	5,355,000	5,924,344
[b]Washington State Economic Development Finance Authority Environmental Facilities Revenue, Coalview Centralia LLC
Project, 9.50%, 8/01/25	14,000,000	14,732,900
Washington State GO,
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	19,784,280
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	19,674,642

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	10,331,070
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,599,275
Kadlec Medical Center, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,265,800
Multicare Health System, Refunding, Series A, 5.00%, 8/15/40	4,500,000	4,940,865
Multicare Health System, Refunding, Series A, 5.00%, 8/15/45	8,500,000	9,280,215
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,462,378
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/38	18,000,000	20,056,320
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	323,895
Seattle Children's Hospital, Refunding, Series B, 5.00%, 10/01/38	10,000,000	11,158,500
Seattle Children's Hospital, Series A, 5.00%, 10/01/45	10,000,000	11,053,800
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,333,100
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,680,080
		250,587,966
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,521,767
Kanawha County Commission Student Housing Revenue, West Virginia University Foundation Project, 6.75%, 7/01/45	6,650,000	7,350,178
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	25,572,110
		48,444,055
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,498,550
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,261,450
Thedacare Inc., AMBAC Insured, Pre-Refunded, 5.00%, 12/15/30	9,530,000	9,774,731
Thedacare Inc., Refunding, 5.00%, 12/15/44	6,605,000	7,173,294
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,705,850
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%,
12/01/40	6,755,000	7,864,711
		53,278,586
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	6,360,530
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,483,950
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	679,086
6.50%, 7/01/43	1,600,000	1,799,184
Wyoming Municipal Power Agency Power Supply System Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,480,626
5.50%, 1/01/33	2,360,000	2,583,964
5.50%, 1/01/38	2,810,000	3,069,223
5.375%, 1/01/42	2,750,000	2,965,435
		25,421,998
U.S. Territories 6.0%
Guam 1.4%
Guam Government Business Privilege Tax Revenue, Series A, 5.125%, 1/01/42	6,900,000	7,517,550
Guam Government Department of Education COP, John F. Kennedy High School Project, Series A,
6.625%, 12/01/30	5,065,000	5,590,798
6.875%, 12/01/40	4,000,000	4,413,320
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,598,022
Refunding, Series A, 5.25%, 11/15/37	37,000,000	38,688,680
Series A, 6.00%, 11/15/19	8,000,000	8,759,680
Series A, 6.75%, 11/15/29	10,000,000	11,909,200
Series A, 7.00%, 11/15/39	15,000,000	17,971,050
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	4,000,000	4,434,360
Pre-Refunded, 6.00%, 7/01/25	4,000,000	4,017,840
Pre-Refunded, 5.875%, 7/01/35	8,000,000	8,034,880
		118,935,380
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	5,955,000	6,030,092

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Puerto Rico 3.9%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	11,500,000	11,596,140
5.625%, 5/15/43	4,000,000	3,898,200
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	10,931,700
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	15,721,675
Series A, 7.25%, 7/01/30	25,000,000	14,626,500
Series A, 6.75%, 7/01/36	29,750,000	17,329,375
Series A, 7.00%, 7/01/43	5,000,000	2,912,500
Series WW, 5.50%, 7/01/38	16,355,000	9,526,788
Series XX, 5.75%, 7/01/36	8,620,000	5,021,150
Series XX, 5.25%, 7/01/40	59,030,000	34,384,975
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	11,283,734
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	10,000,000	6,940,200
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	92,125,000	47,134,835
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/33	12,150,000	1,910,588
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	573,280
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/36	17,800,000	2,172,846
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	60,970,000	36,768,568
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	15,858,520
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	59,465,000	8,385,754
first subordinate, Series A, 5.50%, 8/01/42	51,560,000	31,968,231
first subordinate, Series A, 6.00%, 8/01/42	32,365,000	20,714,247
first subordinate, Series A, 6.50%, 8/01/44	14,750,000	9,440,000
first subordinate, Series C, 5.50%, 8/01/40	25,000,000	15,500,500
		334,600,306
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	614,446
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,658,700
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,120,314
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,064,600
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,290,841
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,371,920
		51,120,821
Total U.S. Territories		510,686,599
Total Municipal Bonds (Cost $7,501,968,936)		8,157,355,027
Total Investments before Short Term Investments (Cost $7,506,819,535)		8,162,226,290
Short Term Investments 1.3%
Municipal Bonds 1.3%
Connecticut 0.2%
[h]Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-1, Daily VRDN and
Put, 0.06%, 7/01/36	18,140,000	18,140,000
Georgia 0.5%
[h]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.09%, 7/01/49	41,720,000	41,720,000
Maryland 0.3%
[h]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.08%,
6/01/26	23,785,000	23,785,000
North Carolina 0.3%
[h]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series H, Daily VRDN
and Put, 0.08%, 1/15/45	29,485,000	29,485,000

Total Short Term Investments (Cost $113,130,000)		113,130,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Total Investments (Cost $7,619,949,535) 97.1%	8,275,356,290
Other Assets, less Liabilities 2.9%	243,409,627
Net Assets 100.0%	$8,518,765,917

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2015, the aggregate value of these securities was $39,054,362, representing 0.46% of net assets.
c Income may be received in additional securities and/or cash.
d Security purchased on a when-issued basis.
e Defaulted security or security for which income has been deemed uncollectible.
f At May 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
g The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
h Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CDR	-	Community Development Revenue
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDC	-	Housing Development Corp.
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
MAC	-	Municipal Assurance Corp.
MFMR	-	Multi-Family Mortgage Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
PIK	-	Payment-In-Kind

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.6%
Alabama 4.7%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,498,600
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,505,550
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,862,780
8/01/37	5,000,000	5,454,650
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,937,204
10/01/25	6,065,000	6,136,082
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,663,251
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured,
5.00%, 12/01/35	3,765,000	3,855,059
Pre-Refunded, 5.00%, 12/01/35	5,335,000	5,499,745
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	995,000	1,017,467
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,245,599
XLCA Insured, Pre-Refunded, 5.00%, 2/01/24	25,000	25,772
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,982,651
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,758,850
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	5,189,600
		98,632,860
Alaska 0.6%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,019
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, Pre-Refunded,
6.00%, 9/01/32	10,000,000	11,920,800
		11,925,819
Arizona 3.0%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,704,025
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,354,000
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,587,950
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	9,032,160
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, 5.00%, 7/01/36	6,450,000	6,504,309
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	120,000	125,088
Pima County Sewer System Revenue, Obligations, AGMC Insured, 5.00%, 7/01/25	7,000,000	8,038,240
Tucson Water System Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	12,000,000	13,052,040
		63,397,812
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, Pre-Refunded, 5.00%,
10/01/35	5,230,000	5,743,168
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus, AMBAC Insured, Pre-
Refunded, 5.00%, 11/01/36	3,205,000	3,406,594
		9,149,762
California 10.4%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	1,250,000	1,254,225
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,068
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	35,125,200
Various Purpose, NATL Insured, Pre-Refunded, 4.75%, 3/01/35	13,945,000	14,412,436
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	6,910,000	7,102,098
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,782,535
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,754,780
Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,753,250
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,879,700
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	10,000,000	11,431,100

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	27,056,554
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	34,859,856
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,626,400
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%,
8/01/29	13,315,000	15,264,183
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,859,700
		218,182,085
Colorado 3.2%
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL Insured,
5.00%, 3/01/37	1,350,000	1,426,694
Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,304,718
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,406,600
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,115,900
Denver City and County Airport System Revenue, Series C, NATL Insured,
ETM, 6.125%, 11/15/25	3,590,000	4,600,154
Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,428,346
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	15,373,350
		67,655,762
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured
Guaranty, Pre-Refunded, 6.00%, 7/01/38	5,000,000	5,719,750

District of Columbia 1.0%
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	18,770,000	20,844,836

Florida 5.7%
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%,
8/01/32	12,440,000	13,362,177
8/01/37	13,000,000	13,903,370
Broward County HFAR, MFH, Heron Pointe Apartments Project, Series A,
5.65%, 11/01/22	405,000	405,425
5.70%, 11/01/29	225,000	225,185
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
7/01/30	2,000,000	2,007,600
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,098,960
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	70,000	70,247
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,891,606
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,609,200
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,536,300
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,264
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,174,737
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,675,561
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	355,000	356,370
Lake County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	2,080,000	2,080,000
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,575,219
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,540,621
4/01/37	11,000,000	11,542,410
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,350,746
Maitland CDA Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/34	2,595,000	2,604,757
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%,
11/15/42	3,800,000	4,312,772
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,460
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding, Series A, CIFG Insured,
5.00%, 10/01/38	1,625,000	1,641,218
Miami-Dade County GO, Building Better Communities Program, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,000,000	2,007,600
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,652,722
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL Insured, Pre-Refunded,
5.00%, 5/01/25	5,000,000	5,389,500
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	7,000,000	7,613,620
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,800
Polk County Public Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,000,000	2,047,620

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,813,599
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	251,931
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	998,993
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,285,909
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL Insured, Pre-Refunded, 5.00%,
10/01/27	1,000,000	1,016,020
10/01/30	1,485,000	1,508,790
		120,772,309
Georgia 4.5%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%, 6/15/41	5,550,000	6,538,899
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	10,067,756
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	26,001,730
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four,
LLC Project, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,163,253
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,068
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,207,294
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A,
Assured Guaranty, 5.00%, 6/15/38	9,250,000	10,027,185
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	8,034,000
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,808,100
		95,863,285
Illinois 8.3%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	12,860,955
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	30,483,597
1/01/29	13,345,000	13,551,581
1/01/30	6,200,000	6,275,578
Chicago O'Hare International Airport Revenue, General Airport, third lien,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	26,960,023
Series C, Assured Guaranty, 5.25%, 1/01/35	26,635,000	29,347,508
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,337,080
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,409,925
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,241,440
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,103,750
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,853,800
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	225,000	259,598
Saline Valley Conservancy District Waterworks Revenue, Saline, Gallatin, Hamilton, Hardin, Williamson, Pope, Johnson and
White Counties, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,190,330
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%,
1/01/28	7,135,000	7,380,801
		175,255,966
Indiana 0.7%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated
Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	4,047,600
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%,
1/01/38	8,650,000	9,744,398
		13,791,998
Kentucky 0.5%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured,
5.00%, 9/01/37	7,805,000	8,293,125
Pre-Refunded, 5.00%, 9/01/37	2,195,000	2,392,440
		10,685,565
Louisiana 2.9%
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc., Housing and Parking Project, AGMC
Insured,
5.00%, 10/01/25	5,500,000	6,384,125
5.50%, 10/01/41	15,000,000	17,401,500
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,109,838

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC Insured, 5.00%,
10/01/40	8,545,000	9,482,557
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,163,230
		60,541,250
Maine 1.0%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	11,285,000	12,381,902
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,214,950
5.00%, 1/01/40	6,000,000	6,325,500
		21,922,352
Maryland 0.5%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,540,990
University of Maryland Medical System Issue, Series B, NATL Insured, 7.00%, 7/01/22	170,000	202,166
		9,743,156
Massachusetts 2.7%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, NATL Insured, 5.00%,
9/01/47	25,050,000	26,822,037
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	856,920
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,370,463
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,004,680
Simmons College Issue, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,271,928
		57,326,028
Michigan 5.8%
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,134,100
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	10,000,000	10,629,800
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,543,150
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	2,755,000	2,759,518
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	15,000,000	16,893,000
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,342,062
NATL Insured, 5.00%, 10/15/36	10,000,000	10,500,800
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Refunding, Series A-1, 6.50%, 12/01/33	5,300,000	6,138,036
Series A-1, Pre-Refunded, 6.50%, 12/01/33	19,700,000	23,225,512
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding,
Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	313,175
		121,479,153
Minnesota 0.0%†
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Hospital and Healthcare
Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,565

Mississippi 0.5%
Mississippi State Development Bank Special Obligation Revenue, Municipal Energy Agency of Mississippi Power Supply
Project, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	11,072,394

Missouri 1.1%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross
County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,624,420
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B,
AGMC Insured, 5.50%, 11/15/35	15,000,000	16,736,250
		23,360,670
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,115,000	2,518,796

Nevada 1.6%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	277,138

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A, AGMC Insured,
5.25%,
7/01/39	20,000,000	22,000,800
7/01/42	5,000,000	5,475,500
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,466,900
		33,220,338
New Hampshire 0.3%
Manchester GARB, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,478,020

New Jersey 2.2%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,485,880
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,471,000
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,008,120
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	9,620,000	10,710,427
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,270,713
New Jersey State Turnpike Authority Turnpike Revenue, Series C, AMBAC Insured,
6.50%, 1/01/16	35,000	36,204
ETM, 6.50%, 1/01/16	35,000	36,253
Pre-Refunded, 6.50%, 1/01/16	20,000	20,719
		46,039,316
New York 5.7%
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	17,758,732
MTA Revenue, Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,647,400
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series AA, 5.00%, 6/15/44	21,550,000	23,849,600
Series GG, 5.00%, 6/15/43	25,000,000	27,624,250
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%,
7/15/37	25,000,000	28,285,250
		119,165,232
North Carolina 0.4%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,713,544

North Dakota 1.6%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	33,828,096

Ohio 3.0%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,584,330
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,230,700
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,
5.00%, 12/01/31	4,085,000	4,085,000
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, AGMC
Insured, 5.25%, 11/15/40	15,000,000	16,541,550
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC Insured, 5.00%,
1/15/41	7,000,000	7,563,570
		63,005,150
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	260,000	288,889

Oregon 0.2%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	4,935,000	5,252,518

Pennsylvania 7.3%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,603,050
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/33	5,500,000	6,032,455
12/01/37	10,520,000	11,429,559
12/01/41	5,110,000	5,520,997
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,421,850
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	8,064,150
Montour School District GO,
AGMC Insured, 5.00%, 4/01/40	3,170,000	3,512,297

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
AGMC Insured, 5.00%, 4/01/42	2,000,000	2,208,740
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,212,340
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	573,715
[a]Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	24,366,608
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,284,400
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, Pre-Refunded, 6.00%, 12/01/41	10,000,000	10,813,200
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,251,100
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,743,700
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,009,600
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,678,580
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-
Refunded, 5.375%, 7/01/35	15,000,000	17,815,350
		154,541,691
Rhode Island 1.8%
Rhode Island State Clean Water Finance Agency Revenue, Wastewater Treatment System, City of Cranston, Triton Ocean
State LLC Project, NATL Insured, 5.80%, 9/01/22	7,785,000	7,794,109
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%,
7/01/31	5,720,000	5,815,638
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, Board of Governors for Higher
Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, 5.00%,
9/15/30	7,535,000	8,402,354
9/15/35	4,500,000	4,964,265
9/15/40	10,270,000	11,245,239
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group Issue,
Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,355
		38,321,960
South Carolina 2.5%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	244,056
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM,
7.125%, 7/01/17	805,000	836,242
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	17,800,000	18,955,220
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,746,400
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,682,860
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,286,590
		51,751,368
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	2,765,000	2,766,355
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	570,000	602,068
		3,368,423
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement,
NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,517,085
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	360,000	360,839
		8,877,924
Texas 5.1%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	2,590,000	2,727,607
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,867,562
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,535,200
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,162,659
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,364,397
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and Improvement,
AGMC Insured, 5.375%, 7/01/40	5,000,000	5,496,000
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	6,994,512
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL
Insured, ETM, 6.00%, 9/01/24	3,250,000	3,836,658
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
AGMC Insured, 5.00%, 8/15/41	16,000,000	17,429,920

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
BAM Insured, 5.00%, 8/15/41	9,665,000	10,528,761
		106,943,276
Utah 0.0%†
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	20,000	20,140
Virginia 0.4%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,570,320
Washington 1.6%
King County Sewer Revenue,
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	3,295,000	3,478,367
Second Series, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36	1,705,000	1,821,775
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	1,250,000	1,296,375
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,771,710
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,883,700
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	4,875,000	5,206,598
		33,458,525
West Virginia 0.6%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,460,932
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series A-II,
NATL Insured, 5.00%, 11/01/36	5,000,000	5,070,950
		12,531,882
Wisconsin 1.3%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,760,950
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	23,281,800
		27,042,750
U.S. Territories 2.5%
Puerto Rico 1.3%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Sub Series A, AGMC Insured, 5.00%, 8/01/40	6,500,000	6,578,585
First Sub Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	20,338,400
		26,916,985
U.S. Virgin Islands 1.2%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	26,127,310

Total U.S. Territories		53,044,295
Total Municipal Bonds (Cost $1,879,088,968) 96.6%		2,034,485,830
Other Assets, less Liabilities 3.4%		70,554,116
Net Assets 100.0%		$2,105,039,946

† Rounds to less than 0.1% of net assets.
a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MFH	-	Multi-Family Housing
MFMR	-	Multi-Family Mortgage Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
PFAR	-	Public Financing Authority Revenue
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.2%
Kentucky 94.4%
Boone County PCR, Collateralized, Dayton Power and Light Co. Project, Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	$3,000,000	$3,005,160
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,474,700
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,603,080
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37	2,500,000	2,668,775
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	2,845,000	2,999,171
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,232,620
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,260,440
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL
Insured, 6.10%, 1/01/24	245,000	245,390
Jefferson County School District Finance Corp. School Building Revenue,
Refunding, Series B, 4.00%, 12/01/26	3,500,000	3,848,880
Series A, NATL Insured, Pre-Refunded, 4.75%, 6/01/27	2,440,000	2,633,346
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%,
11/01/29	1,000,000	1,017,070
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, 5.25%,
8/15/46	5,000,000	5,396,850
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Sub
Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,164,640
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	5,670,000	6,237,113
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,
Series A, 5.00%, 2/01/26	485,000	486,004
Series I, 5.00%, 2/01/34	1,010,000	1,011,151
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments Project, GNMA
Secured,
5.00%, 4/20/40	2,280,000	2,358,614
5.25%, 4/20/45	1,850,000	1,929,846
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,013,640
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Series A, 5.00%,
2/01/28	2,000,000	2,333,020
2/01/31	4,190,000	4,845,651
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured,
5.00%, 9/01/32	2,640,000	2,819,520
5.00%, 9/01/37	2,510,000	2,666,975
Pre-Refunded, 5.00%, 9/01/32	2,360,000	2,572,282
Pre-Refunded, 5.00%, 9/01/37	740,000	806,563
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,635,850
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	3,948,700
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,108,070
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,134,110
Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,894,600
Series A, 5.00%, 7/01/32	2,000,000	2,283,460
Lexington-Fayette Urban County Airport Board Revenue, General Airport, Refunding,
Series A, 5.00%, 7/01/27	2,000,000	2,256,400
Series B, 5.00%, 7/01/29	1,185,000	1,319,900
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project,
Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,338,220
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Series A, AMBAC
Insured, 5.00%, 5/15/36	1,000,000	1,038,210
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%, 7/01/38	3,000,000	3,372,120
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,716,975
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,267,900
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the Americas, Regional
Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,543,260
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A, 5.375%, 12/01/39	1,995,000	2,281,183
Louisville/Jefferson County Metro Government Student Housing Industrial Building Revenue, University of Louisville, Phase
III Project, Series A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,760,295

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,239,838
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%, 8/01/40	2,500,000	2,798,975
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,291,620
Series A, 5.375%, 6/01/40	2,000,000	2,174,280
Series B, 5.625%, 9/01/39	2,000,000	2,235,580
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,926,390
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,165,925
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,420,560
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,660,965
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,159,680
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,547,880
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,552,300
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,944,963
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,569,517
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,098,200
Community Hospital Corp. Project, Series A, Pre-Refunded, 5.00%, 8/01/29	1,000,000	1,091,150
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,827,540
		159,235,117
U.S. Territories 1.8%
Puerto Rico 1.8%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,100,100

Total Municipal Bonds (Cost $152,459,914) 96.2%		162,335,217

Other Assets, less Liabilities 3.8%		6,339,329
Net Assets 100.0%		$168,674,546

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%
Louisiana 95.3%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,935,258
8/01/27	1,790,000	2,022,199
8/01/28	1,875,000	2,115,731
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	10,855,700
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,712,050
Refunding, 5.00%, 10/01/37	5,280,000	5,883,187
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy
Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,289,235
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,560,642
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	460,000	461,559
Series A-2, GNMA Secured, 5.10%, 10/01/40	295,000	298,003
East Baton Rouge Parish Sales Tax Revenue, Road and Street Improvement, Assured Guaranty, Pre-Refunded,
5.25%, 8/01/28	1,000,000	1,158,150
5.50%, 8/01/30	1,700,000	1,986,008
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,584,000
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,856,725
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	7,427,485
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/15/19	5,000,000	5,048,850
Jefferson Parish Hospital Service District No. 1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A,
6.00%, 1/01/39	3,105,000	3,655,082
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,346,560
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,447,946
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,472,250
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,049,038
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,411,600
Lafayette Public Trust Financing Authority Revenue,
Ragin' Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, 5.25%, 10/01/30	4,000,000	4,627,480
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	879,968
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	2,067,468
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,574,726
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,642,350
Louisiana HFA, SFMR, Home Ownership Program,
Series A, GNMA Secured, 5.50%, 6/01/40	2,800,000	2,919,812
Series B, GNMA Secured, 6.125%, 12/01/33	425,000	447,368
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,643,250
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,119,412
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/37	5,370,000	5,822,047
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/44	8,870,000	9,616,677
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%, 12/01/40	2,925,000	3,218,465
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,638,396
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,254,580
Lake Charles Public Improvements Project, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27	1,000,000	1,082,880
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,393,600
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,630,400
Livingston Parish Road Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21	3,540,000	3,664,431
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,936,224
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,310,960
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	3,034,798
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,889,175
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,825,502
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,283,080
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project,
Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,489,550
Series A, Pre-Refunded, 6.75%, 7/01/39	3,500,000	4,211,830

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Louisiana Public Facilities Authority Hospital Revenue, Lafayette General Medical Center Project, Refunding, 5.50%,
11/01/40	5,000,000	5,656,950
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,102,720
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	5,034,750
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,758,100
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,107,700
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,427,400
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,366,400
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,871,800
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,206,800
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,248,592
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,154,425
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,041,038
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,210,650
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,753,150
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,521,500
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	13,000,000	13,553,020
Louisiana State GO,
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	3,656,117
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	1,856,992
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,433,792
Louisiana State Highway Improvement Revenue, Series A, 5.00%,
6/15/30	2,860,000	3,272,183
6/15/32	9,850,000	11,331,341
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,014,665
Louisiana State Unclaimed Property Special Revenue, I-49 North Project, 5.00%,
9/01/26	3,000,000	3,504,420
9/01/33	5,860,000	6,614,241
Louisiana State University and Agricultural and Mechanical College Revenue,
Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,151,870
Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,189,968
Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,129,040
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,430,760
Board of Supervisors, Auxiliary, NATL Insured, Pre-Refunded, 5.00%, 7/01/31	3,000,000	3,150,930
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,450,400
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,288,260
New Orleans GO, Assured Guaranty, 5.125%, 12/01/30	10,055,000	10,831,145
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	595,390
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	5,271,900
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,478,515
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,271,800
St. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	3,113,962
5.00%, 8/01/44	3,290,000	3,672,331
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,514,422
		378,041,126
U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	6,450,000	3,757,125
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.375%, 8/01/39	10,000,000	6,650,200
		10,407,325
Total Municipal Bonds (Cost $367,425,916) 97.9%		388,448,451

Other Assets, less Liabilities 2.1%		8,285,038
Net Assets 100.0%		$396,733,489

Franklin Tax-Free Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MBS	-	Mortgage-Backed Security
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Maryland 92.6%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,422,788
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,598,691
Consolidated Water and Sewer, 5.00%, 4/01/40	10,000,000	11,516,300
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,052,622
Refunding, 4.625%, 3/01/32	2,000,000	2,005,060
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28	1,980,000	2,125,688
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,305,279
Baltimore County GO, Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,432,363
Baltimore Project Revenue,
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,344,950
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,055,894
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,909,680
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,473,750
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,079,239
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,441,891
Wastewater Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	2,855,000	2,998,635
Wastewater Projects, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,120,000	2,305,860
Water Project, Subordinate, Series A, 5.375%, 7/01/34	475,000	543,082
Water Project, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	275,000	318,414
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,646,445
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,438,350
Water Projects, sub. bond, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,468,575
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,626,400
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,017,050
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,592,783
Howard County Housing Commission Revenue, Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,056,000
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30	3,935,000	4,561,609
Maryland State Community Development Administration Department of Housing and CDR, Residential, Series B, 4.75%,
9/01/39	5,335,000	5,506,147
Maryland State Community Development Administration Local Government Infrastructure Revenue, Subordinate Obligations,
Refunding, Series B-1, 3.125%, 6/01/32	1,415,000	1,406,680
Series A-2, 5.00%, 6/01/34	3,500,000	3,920,315
Maryland State EDC Student Housing Revenue,
Morgan University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,143,585
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,208,871
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,398,700
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,284,053
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,236,176
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,325,768
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,750,705
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,605,075
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,078,960
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,705,727
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,621,380
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,614,486
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,720,800
Maryland State GO, State and Local Facilities, Refunding, Second Series C, 5.00%, 8/01/24	6,000,000	7,443,060
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,428,840
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,428,840
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	7,008,977
Edenwald Issue, Series A, 5.40%, 1/01/31	1,000,000	1,020,960
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,651,785
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,041,710
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,331,900
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,094,714
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,633,300
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,778,100
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,624,700

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,602,904
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,438,100
Loyola College, Series A, Pre-Refunded, 5.00%, 10/01/40	10,050,000	10,211,001
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,495,722
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,718,416
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,076,720
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,350,294
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,363,400
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,110,020
Medstar Health Issue, Refunding, 5.00%, 8/15/38	9,000,000	9,945,810
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,496,700
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,412,000
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/27	655,000	656,808
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/34	5,000,000	5,002,900
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC Insured, 5.00%,
7/01/38	6,200,000	6,203,286
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/36	6,625,000	6,958,304
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/39	5,000,000	5,464,900
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	3,000,000	3,257,340
Refunding, 5.00%, 7/01/39	10,000,000	10,841,800
University of Maryland Medical System, Refunding, 5.00%, 7/01/35	2,100,000	2,314,851
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,490,400
University of Maryland Medical System, Series A, Pre-Refunded, 5.00%, 7/01/41	2,500,000	2,625,775
Washington County Hospital Issue, 5.75%, 1/01/38	2,500,000	2,681,475
Western Maryland Health, Series A, NATL Insured, Pre-Refunded, 4.75%, 7/01/36	17,120,000	17,897,248
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,923,040
Montgomery County Revenue, Department of Liquor Control,
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,888,949
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,581,604
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,815,800
Series A, 5.00%, 4/01/30	1,935,000	2,212,692
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,
4/01/30	1,855,000	2,119,950
4/01/31	1,240,000	1,414,034
Prince George's County COP, Public Safety Communications Center, 5.00%, 10/01/30	3,160,000	3,629,860
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,386,448
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,010,280
		494,950,543
District of Columbia 0.5%
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,787,800

U.S. Territories 4.7%
Puerto Rico 4.7%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	2,912,500
Series XX, 5.25%, 7/01/40	5,000,000	2,912,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	11,425,000	7,255,218
6.00%, 8/01/42	18,160,000	11,622,763
		24,702,981
Total Municipal Bonds (Cost $511,298,091) 97.8%		522,441,324

Other Assets, less Liabilities 2.2%		11,970,898
Net Assets 100.0%		$534,412,222

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

CDR	-	Community Development Revenue
COP	-	Certificate of Participation
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.4%
Massachusetts 98.4%
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	$4,400,000	$4,773,384
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,451,080
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,709,897
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,516,988
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding, Series A, 5.25%, 7/01/30	4,000,000	5,046,080
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,394,650
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,903,500
Series B, 5.00%, 5/01/40	4,625,000	5,165,200
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract
Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	18,080,714
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,575,630
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,647,664
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	18,871,631
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,414,900
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	17,002,650
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/31	5,000,000	5,438,350
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/37	5,035,000	5,476,418
Northeastern University, Series A, 5.00%, 3/01/44	5,000,000	5,501,150
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,513,700
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,779,250
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	13,987,470
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,321,024
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	17,008,053
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,842,853
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,847,545
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	7,130,000	7,422,972
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,389,280
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program, Series A, 5.00%,
6/15/27	5,000,000	5,973,850
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,805,900
Consolidated Loan, Series F, 4.00%, 11/01/29	6,000,000	6,400,020
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,331,400
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	935,000	936,075
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,505,680
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,454,385
Children's Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,845,180
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,316,100
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,491,167
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,809,785
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,895,120
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	10,000,000	11,104,400
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	532,478
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	3,957,400
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,772,550
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,787,890
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,763,070
Housing, Series D, 5.05%, 6/01/40	4,435,000	4,606,989
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,939,705
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,352,123
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,446,405
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,387,480
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,420,927

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Massachusetts State Port Authority Revenue, Series A, AGMC Insured, 4.50%,
7/01/32	5,590,000	5,906,953
7/01/37	7,935,000	8,210,186
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,114,200
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	16,155,900
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/25	10,900,000	13,450,055
1/01/34	16,900,000	21,129,732
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31	5,555,000	5,823,473
Massachusetts State Water Pollution Abatement Trust Revenue,
2012, Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,710
2012, Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,832
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,666,930
State Revolving Fund, Refunding, 5.00%, 8/01/24	3,500,000	4,315,535
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, Massachusetts Water
Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,963
Massachusetts State Water Resources Authority Revenue, General,
Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,872,437
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,473,354
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	7,500,000	8,288,100
Refunding, 5.25%, 7/01/36	5,585,000	6,268,381
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,680,042
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, Pre-Refunded, 4.50%, 8/01/26	2,000,000	2,127,680
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,262,620
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,478,379
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,113,460
Total Municipal Bonds (Cost $458,401,252) 98.4%		485,963,034
Other Assets, less Liabilities 1.6%		7,757,579
Net Assets 100.0%		$493,720,613

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
SF	-	Single Family
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 91.3%
Michigan 87.2%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	$11,810,000	$12,657,604
Ann Arbor School District GO, Refunding, 5.00%,
5/01/26	750,000	888,360
5/01/28	1,000,000	1,165,680
5/01/29	1,235,000	1,431,600
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,269,000
5/01/34	10,165,000	10,818,711
Bay City School District GO, Counties of Bay and Saginaw, State of Michigan, School Building and Site, AGMC Insured, Pre-
Refunded, 5.00%, 5/01/31	6,000,000	6,255,240
Caledonia Community Schools GO, Counties of Kent, Allegan and Barry,
Refunding, 5.00%, 5/01/24	1,000,000	1,191,530
Refunding, 5.00%, 5/01/25	1,000,000	1,199,770
Refunding, 5.00%, 5/01/26	1,000,000	1,203,500
School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	3,942,514
Central Michigan University Revenue, General,
AMBAC Insured, Pre-Refunded, 5.00%, 10/01/34	8,905,000	9,047,658
Refunding, 5.00%, 10/01/30	1,910,000	2,201,924
Refunding, 5.00%, 10/01/31	1,055,000	1,210,718
Refunding, 5.00%, 10/01/34	1,600,000	1,818,160
Refunding, 5.00%, 10/01/39	2,000,000	2,241,980
Chippewa Valley Schools GO, Refunding, 5.00%,
5/01/28	6,075,000	6,929,449
5/01/29	6,425,000	7,289,933
5/01/30	6,420,000	7,245,805
5/01/31	3,000,000	3,372,480
5/01/32	6,590,000	7,383,765
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	11,950,400
Detroit GO, Distributable State Aid,
5.00%, 11/01/30	5,000,000	5,348,850
5.25%, 11/01/35	5,000,000	5,402,200
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,831,902
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	5,000,000	5,314,900
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,242,000
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,889,555
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	18,830,525
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	25,725,000	26,058,139
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,600,483
Grand Rapids Sanitary Sewer System Revenue,
Improvement, Refunding, 5.00%, 1/01/26	1,000,000	1,198,750
Improvement, Refunding, 5.00%, 1/01/28	1,560,000	1,833,062
Improvement, Refunding, 5.00%, 1/01/29	1,000,000	1,166,710
Improvement, Refunding, 5.00%, 1/01/31	2,095,000	2,423,496
Improvement, Refunding, 5.00%, 1/01/32	1,175,000	1,354,423
Improvement, Refunding, 5.00%, 1/01/33	1,125,000	1,293,109
Improvement, Refunding, 5.00%, 1/01/34	1,000,000	1,146,990
Improvement, Refunding, 5.00%, 1/01/35	1,500,000	1,713,180
Improvement, Refunding, 5.00%, 1/01/39	880,000	994,453
Improvement, Refunding, 5.00%, 1/01/44	2,000,000	2,242,620
NATL Insured, Pre-Refunded, 5.00%, 1/01/30	4,900,000	4,918,620
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,271,740
Grand Traverse County Hospital Finance Authority Revenue, Munson Healthcare Obligated Group, Series A, 5.00%,
7/01/44	2,000,000	2,141,500
7/01/47	2,500,000	2,671,000
Grand Valley State University Revenue, General,
Pre-Refunded, 5.75%, 12/01/34	1,500,000	1,616,400
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,817,131
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,326,731

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Grandville Public School District GO, School Building and Site, Series II, AGMC Insured, 5.00%,
5/01/29	750,000	848,880
5/01/30	1,000,000	1,124,680
5/01/31	1,150,000	1,287,241
5/01/32	1,165,000	1,298,882
5/01/34	1,315,000	1,456,875
5/01/35	1,225,000	1,352,878
5/01/37	2,915,000	3,199,008
5/01/40	6,215,000	6,772,299
Holly Area School District GO, Refunding, 5.00%,
5/01/30	1,045,000	1,170,870
5/01/32	1,040,000	1,157,666
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	10,000,000	11,262,000
Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital, Refunding,
AGMC Insured, 5.25%, 5/15/36	10,000,000	11,013,200
Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,653,380
[a]Kelloggsville Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	1,045,000	1,156,825
5/01/35	1,150,000	1,265,046
5/01/38	3,815,000	4,160,372
L'Anse Creuse Public Schools GO, Refunding, 5.00%,
5/01/28	5,230,000	6,101,370
5/01/30	5,560,000	6,404,119
5/01/32	5,890,000	6,725,084
5/01/34	6,220,000	7,056,839
5/01/35	2,840,000	3,211,870
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,583,900
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,412,020
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,762,296
5/01/37	4,325,000	4,669,659
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series
B, 6.00%, 11/15/35	5,000,000	6,029,800
Livonia Public Schools School District GO, School Building and Site, Series I, AGMC Insured, 5.00%,
5/01/36	5,725,000	6,202,637
5/01/38	6,000,000	6,470,760
5/01/43	16,850,000	18,053,258
Mason County CSD, GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%,
5/01/25	1,050,000	1,239,725
5/01/26	1,100,000	1,285,328
Mattawan Consolidated School District GO, Series I, 5.00%,
5/01/30	1,000,000	1,143,600
5/01/31	1,915,000	2,177,834
5/01/32	1,110,000	1,257,341
5/01/34	2,325,000	2,616,950
5/01/39	3,375,000	3,745,035
Meridian Public School District GO, Refunding, 5.00%,
5/01/25	500,000	593,190
5/01/27	735,000	855,408
5/01/29	775,000	888,406
5/01/31	1,130,000	1,282,030
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,165,400
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,526,718
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,558,850
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,276,560
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,556,850
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,358,260
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,362,253
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,528,800
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,050,080
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	4,940,502
5/15/31	8,000,000	8,318,080

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,244,979
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,522,466
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,059,427
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,027,080
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,628,400
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,516,780
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,503,610
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,303,900
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,906,835
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, NATL Insured, 5.00%, 11/15/31	2,410,000	2,597,619
Hospital, Sparrow Obligated Group, NATL Insured, Pre-Refunded, 5.00%, 11/15/31	6,090,000	6,718,732
Hospital, Sparrow Obligated Group, Pre-Refunded, 5.00%, 11/15/31	7,060,000	7,788,874
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	2,940,000	3,167,409
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,586,624
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,377,228
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,616,371
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,985,258
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,465,100
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,908,250
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	7,615,000	7,640,739
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	5,170,000	5,987,480
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	19,830,000	23,378,777
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,272,400
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,840,800
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	10,000,000	10,494,200
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,758,100
[a]Michigan State Technological University Revenue, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,609,448
Michigan State University Revenue, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,269,291
[a]Muskegon County GO, Waste Water Management System No. 1, Refunding, 5.00%,
11/01/33	1,360,000	1,536,678
11/01/36	1,735,000	1,941,101
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,309,480
Oakland University Board of Trustees Revenue, General, Refunding, 5.00%,
3/01/27	1,000,000	1,149,470
3/01/30	1,010,000	1,137,816
3/01/31	1,260,000	1,414,363
3/01/32	1,000,000	1,118,500
3/01/33	1,285,000	1,434,176
3/01/34	1,000,000	1,114,500
3/01/39	3,000,000	3,305,430
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,481,600
Roseville School District GO, Refunding, 5.00%,
5/01/25	1,000,000	1,183,530
5/01/26	1,400,000	1,639,792
5/01/27	1,370,000	1,589,351
5/01/28	3,040,000	3,498,736
5/01/29	3,300,000	3,770,877
5/01/30	1,620,000	1,840,871
5/01/31	1,585,000	1,793,966
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,779,369
Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,802,275
Refunding, Series D, 5.00%, 9/01/39	17,500,000	18,833,150
Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	12,247,300
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,424,099
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,746,892
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,607,260
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,988,351
5/01/38	8,150,000	8,813,899

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Troy City School District GO, Refunding, 5.00%,
5/01/23	635,000	755,320
5/01/25	1,000,000	1,203,630
5/01/26	1,230,000	1,465,102
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,739,625
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%,
12/01/27	9,910,000	10,801,999
12/01/28	10,170,000	11,069,638
Wayne State University Revenue, General, Refunding,
AGMC Insured, 5.00%, 11/15/28	23,550,000	25,859,548
AGMC Insured, 5.00%, 11/15/35	22,435,000	24,687,698
Series A, 5.00%, 11/15/31	1,860,000	2,092,370
Series A, 5.00%, 11/15/33	1,500,000	1,684,815
Western Michigan University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	5,500,000	6,136,240
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/32	6,410,000	7,151,509
Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,762,035
Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,515,061
Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,882,572
Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,291,820
Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,846,550
Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,720,664
Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,193,780
Zeeland Public Schools GO, School Building and Site, Series A, AGMC Insured, 5.00%,
5/01/31	1,530,000	1,712,590
5/01/33	2,000,000	2,222,800
5/01/34	2,000,000	2,215,780
5/01/35	2,000,000	2,208,780
		977,854,099
U.S. Territories 4.1%
Puerto Rico 4.1%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	9,000,000	5,557,770
Series A, 6.375%, 8/01/39	10,000,000	6,650,200
Series A, 6.00%, 8/01/42	25,000,000	16,000,500
Series C, 5.50%, 8/01/40	15,000,000	9,300,300
Series C, 5.25%, 8/01/41	15,000,000	9,100,200
		46,608,970
Total Municipal Bonds (Cost $1,001,054,445) 91.3%		1,024,463,069

Other Assets, less Liabilities 8.7%		97,326,665
Net Assets 100.0%		$1,121,789,734

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
NATL	-	National Public Financial Guarantee Corp.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%
Minnesota 98.5%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%,
2/01/37	$11,700,000	$13,032,045
Anoka County Regional Railroad Authority GO, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,835,220
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School District Credit
Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,768,580
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,403,954
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,
2/01/23	2,990,000	3,554,931
2/01/24	3,000,000	3,552,420
2/01/25	1,225,000	1,443,883
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,136,246
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,502,827
2/01/20	5,025,000	5,535,037
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,
2/01/29	1,570,000	1,512,491
2/01/30	2,880,000	2,732,112
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%,
2/01/27	3,410,000	3,488,669
2/01/30	5,585,000	5,423,035
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,685,216
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,
1/01/32	1,150,000	1,260,446
1/01/42	1,615,000	1,738,499
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20	4,135,000	4,763,975
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	4,475,000	4,955,481
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,883,050
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,486,412
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn.,
2/01/32	1,450,000	779,665
2/01/34	1,600,000	779,296
2/01/35	350,000	162,484
[a]Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,163,865
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,864,741
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,120,000	1,197,638
Duluth ISD No. 709 COP, Full Term Certificates, Series B,
4.75%, 2/01/25	8,445,000	9,380,706
AGMC Insured, 5.00%, 2/01/28	18,890,000	20,887,617
Duluth ISD No. 709 GO, Refunding, Series B,
4.00%, 2/01/25	3,450,000	3,795,138
2.50%, 2/01/26	2,840,000	2,662,983
Edina ISD No. 273 GO, Alternative Facilities, Series A,
2.375%, 2/01/25	2,445,000	2,468,937
2.50%, 2/01/26	3,000,000	2,994,360
Elk River ISD No. 728 GO, School Building,
Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured, 4.25%, 2/01/23	3,000,000	3,171,960
Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured, 4.25%, 2/01/24	5,265,000	5,563,210
Series A, 4.00%, 2/01/32	6,130,000	6,455,503
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	1,530,000	1,588,155
Farmington ISD No. 192 GO, School Building,
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,135,360
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,476,393
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC
Insured, 5.00%, 1/01/25	1,655,000	1,827,054
Fridley ISD No. 014 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	1,040,000	1,088,859
Hennepin County Regional Railroad Authority GO, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,685,647

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
12/01/28	1,590,000	1,719,633
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	26,818,250
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,909,998
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,524,250
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,829,390
Jordan ISD No. 717 GO, School Building, Series A, 5.00%,
2/01/31	1,460,000	1,675,700
2/01/32	2,000,000	2,285,120
2/01/33	1,700,000	1,936,096
2/01/34	1,805,000	2,042,466
2/01/35	1,000,000	1,130,100
Lakeville GO, Refunding, Series B,
4.00%, 2/01/21	1,000,000	1,112,190
3.00%, 2/01/30	4,690,000	4,553,990
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,646,508
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,572,285
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,155,605
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,283,500
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,
2/01/21	2,100,000	2,353,575
2/01/22	2,470,000	2,781,516
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,101,400
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,100,850
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,666,040
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	40,061,000
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,839,733
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	10,345,149
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,751,324
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	15,758,004
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,631,000
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,456,575
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,734,000
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,573,055
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,850,490
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,687,474
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	366,146
Minnesota Public Facilities Authority State Revenue, Revolving Fund,
Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,839,972
Series C, 5.00%, 3/01/26	16,530,000	19,144,881
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,
4.50%, 6/01/22	1,000,000	1,117,130
4.50%, 6/01/24	3,745,000	4,169,758
5.00%, 6/01/24	3,000,000	3,333,390
Minnesota State Colleges and Universities Revenue, Board of Trustees, Fund,
Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,685,274
Series A, 4.00%, 10/01/24	1,535,000	1,695,837
Series A, 5.00%, 10/01/28	2,135,000	2,449,571
Series A, 4.625%, 10/01/29	6,615,000	7,342,915
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/22	1,745,000	1,772,955
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/23	1,825,000	1,854,237
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/24	1,900,000	1,930,438
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/25	1,155,000	1,173,503
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/26	1,715,000	1,742,474
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/32	5,540,000	5,628,751
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	4,115,000	4,635,136
Minnesota State General Fund Revenue, Appropriation,
Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,336,520
Refunding, Series A, 3.00%, 3/01/30	2,000,000	1,891,260
Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,821,404

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Series A, 5.00%, 6/01/32	7,000,000	7,988,540
Series A, 5.00%, 6/01/38	8,500,000	9,438,740
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	2,935,000	3,196,567
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,089,350
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,875,400
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	65,000	70,851
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	8,350,000	8,741,949
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,650,000	1,726,610
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,970,850
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,876,725
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,558,600
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,415,056
Minnesota State HFA Homeownership Finance Revenue, MBS Program,
Series E, GNMA Secured, 4.45%, 7/01/31	3,970,000	4,171,438
Series G, GNMA Secured, 4.00%, 7/01/26	1,995,000	2,125,254
Series G, GNMA Secured, 4.40%, 7/01/32	3,305,000	3,570,755
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,922,989
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,553,054
Residential Housing Finance, Series E, 4.90%, 7/01/29	8,465,000	8,815,028
Residential Housing Finance, Series E, 5.10%, 1/01/40	8,070,000	8,373,028
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,439,880
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,661,300
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,396,475
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,645,300
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,155,819
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,916,950
Minnesota State Municipal Power Agency Electric Revenue,
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,325,189
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,252,212
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,040,270
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,130,350
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,133,419
Series A, 5.25%, 10/01/35	12,000,000	13,655,400
Minnesota State Public Facilities Authority Clean Water Revenue,
Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,428,540
Series B, 4.75%, 3/01/27	5,000,000	5,317,100
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,422,221
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series
A, 4.00%,
2/01/22	3,090,000	3,461,325
2/01/23	3,045,000	3,410,918
2/01/24	3,245,000	3,620,122
2/01/25	3,300,000	3,659,007
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,640,480
Series A, 5.00%, 1/01/30	1,190,000	1,320,412
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,174,200
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,752,903
Ramsey GO, Capital Improvement Plan, Refunding, Series A,
3.00%, 12/15/28	1,105,000	1,085,640
3.375%, 12/15/31	1,215,000	1,238,219
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,121,890
Rochester Health Care Facilities Revenue, Mayo Clinic,
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	17,860,000	20,549,180
Series D, 5.00%, 11/15/38	5,000,000	5,625,650
Series E, 5.00%, 11/15/38	20,000,000	22,502,600
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,
2/01/21	1,365,000	1,522,016
2/01/22	2,380,000	2,662,815
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,
5.00%, 2/01/22	2,200,000	2,265,384
4.50%, 2/01/25	2,175,000	2,227,635

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,136,590
Shakopee ISD No. 720 GO, School Building, Crossover, Refunding, 4.00%, 2/01/26	1,600,000	1,740,720
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,581,015
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	12,947,287
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,308,600
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,920,924
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,575,186
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,466,830
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,126,680
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,317,891
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,139,190
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,235,800
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	565,000	573,859
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,144,382
St. Cloud Health Care Revenue, CentraCare Health System Project,
Series A, 5.125%, 5/01/30	10,000,000	11,210,800
Series D, Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,113,970
Series D, Assured Guaranty, 5.50%, 5/01/39	27,400,000	30,617,582
St. Cloud Public Schools ISD No. 742 GO, Series A, 4.00%,
2/01/28	2,080,000	2,266,014
2/01/29	1,000,000	1,081,560
St. Michael ISD No. 885 GO,
Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,137,543
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,756,524
School Building, Series A, AGMC Insured, Pre-Refunded, 4.75%, 2/01/29	5,000,000	5,147,850
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,686,250
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,471,350
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,499,441
Series A, 3.00%, 2/01/30	1,385,000	1,344,835
Series A, 3.00%, 2/01/31	1,195,000	1,142,910
Series A, AGMC Insured, 5.00%, 2/01/24	1,615,000	1,723,350
Series A, AGMC Insured, 5.00%, 2/01/25	1,675,000	1,787,376
Series A, AGMC Insured, 5.00%, 2/01/26	1,745,000	1,862,072
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	1,000,000	1,132,220
Series G, 5.00%, 11/01/32	1,000,000	1,127,910
sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,967,642
University of Minnesota Regents GO,
Series A, 4.00%, 2/01/26	2,425,000	2,673,563
Series A, 5.25%, 4/01/29	1,000,000	1,136,970
Series A, 5.125%, 4/01/34	1,000,000	1,116,140
Series B, 5.00%, 1/01/38	4,500,000	5,132,295
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities Funding Program,
Series B, 5.00%, 8/01/36	5,000,000	5,624,350
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,271,350
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,744,920
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,933,800
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,968,613
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,376,460
Series A, 5.00%, 1/01/20	3,725,000	4,288,965
Series A, 5.00%, 1/01/40	8,075,000	9,035,440
Series A, 5.00%, 1/01/46	11,870,000	13,188,520
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,310,740
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A,
5.00%, 2/01/26	1,325,000	1,529,050
3.00%, 2/01/28	2,150,000	2,112,074
3.00%, 2/01/29	1,000,000	975,810
Total Municipal Bonds (Cost $972,174,788) 98.5%		1,035,594,736

Franklin Tax-Free Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Other Assets, less Liabilities 1.5%	15,506,168
Net Assets 100.0%	$1,051,100,904

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MBS	-	Mortgage-Backed Security
NATL	-	National Public Financial Guarantee Corp.
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.0%
Missouri 93.3%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,168,550
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	10,907,700
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	6,103,460
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	33,453,321
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,000,000	6,293,840
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,478,000
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,853,050
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,559,910
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28	6,875,000	6,877,338
Carroll County Public Water Supply District No. 1 Waterworks Revenue, Pre-Refunded,
5.625%, 3/01/34	1,000,000	1,124,590
6.00%, 3/01/39	1,000,000	1,134,710
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, Pre-
Refunded, 5.75%, 10/01/33	10,290,000	11,477,466
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,250,033
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,469,680
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,508,050
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	22,032,200
System Facilities, Refunding, Series A, 5.00%, 11/01/25	4,150,000	4,230,220
System Facilities, Refunding, Series A, 5.00%, 11/01/26	2,635,000	2,685,618
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%, 5/01/24	1,265,000	1,502,365
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	1,027,230
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,
3/01/27	3,300,000	3,808,959
3/01/28	3,000,000	3,458,220
3/01/29	3,000,000	3,447,870
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,507,840
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/29	26,925,000	28,714,166
Refunding, 5.00%, 12/01/31	5,000,000	5,696,750
Joplin IDA Health Facilities Revenue, Freeman Health System Project,
5.125%, 2/15/26	6,000,000	6,603,720
5.00%, 2/15/28	1,150,000	1,257,019
5.50%, 2/15/31	2,055,000	2,258,918
Refunding, 5.00%, 2/15/35	4,000,000	4,383,600
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,
3/01/32	1,250,000	1,413,263
3/01/33	2,175,000	2,452,704
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,906,400
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	14,144,880
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,351,900
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,903,590
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	6,050,177
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	16,276,800
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	32,284,060
Series A, 5.25%, 1/01/34	9,500,000	10,564,285
Kansas City Special Obligation Revenue,
Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,757,400
East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	6,988,442
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,302,009
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,493,330
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,177,780
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	24,354,085
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	3,870,000	4,147,711

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Missouri State Development Finance Board Cultural Facilities Revenue, Kauffman Center for the Performing Arts Project,
Series B, Pre-Refunded, 5.00%, 6/01/37	28,435,000	30,858,515
Missouri State Development Finance Board Revenue,
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	7,498,400
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,403,750
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%,
3/15/29	3,000,000	3,478,770
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund Program,
Series A, 5.75%, 1/01/16	15,000	15,061
Series B, 7.20%, 7/01/16	55,000	55,278
Series B, AGMC Insured, 6.05%, 7/01/16	30,000	30,108
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water
Revenue, State Revolving Funds Programs,
Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,398,500
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,061,981
Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,782,792
Refunding, Series B, 5.50%, 7/01/21	60,000	60,164
Series A, 5.75%, 1/01/29	2,500,000	2,874,400
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,551,017
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,342,764
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,348,750
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,861,080
Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,431,350
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,488,250
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,541,991
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,378,400
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,556,570
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, Refunding, 5.50%, 11/15/39	2,970,000	3,292,839
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	12,000,000	13,005,840
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,773,014
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,001,583
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39	11,355,000	12,950,491
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,414,520
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,449,750
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	18,139,519
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,785,610
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,870,500
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	11,157,500
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,503,419
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,709,065
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,155,284
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,706,883
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,830,848
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,699,038
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,480,036
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,758,860
Missouri State Highways and Transit Commission State Road Revenue,
first lien, Series B, Pre-Refunded, 5.00%, 5/01/24	6,005,000	6,260,453
Series A, 5.00%, 5/01/20	6,875,000	7,858,813
Series A, 5.00%, 5/01/21	5,000,000	5,695,000
Series A, 5.00%, 5/01/24	1,150,000	1,305,135
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	390,000	397,652
Series C, GNMA Secured, 5.00%, 3/01/32	530,000	554,788
Series D, GNMA Secured, 4.70%, 3/01/35	1,915,000	2,026,127
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,378,240
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,244,220
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,671,330
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,215,900
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	17,926,178
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/28	5,235,000	5,377,863

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34	34,945,000	35,898,649
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,168,300
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,363,325
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,574,920
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	6,796,800
Prairie State Project, Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	35,982,881
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities, 5.00%,
1/01/32	3,600,000	3,967,200
1/01/37	3,400,000	3,654,524
Monarch-Chesterfield Levee District Revenue, Levee District Improvement, NATL Insured, 5.75%, 3/01/19	770,000	772,487
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%,
3/01/27	6,610,000	7,045,797
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Assured
Guaranty, 5.00%, 3/01/27	5,000,000	5,253,100
Sikeston Electric Revenue, Refunding, 5.00%,
6/01/20	5,000,000	5,684,100
6/01/21	13,130,000	15,049,081
6/01/22	12,570,000	14,653,980
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC Insured, 5.00%,
7/01/36	5,000,000	5,191,800
Springfield Public Utility Revenue, NATL Insured, 4.75%, 8/01/34	3,000,000	3,119,550
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
5.00%, 3/01/33	1,000,000	1,134,300
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,167,700
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
4/01/31	1,795,000	2,050,788
4/01/32	1,885,000	2,139,777
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, Pre-Refunded, 5.00%, 4/01/27	2,655,000	2,865,488
St. Louis Airport Revenue, Lambert-St. Louis International Airport,
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,241,188
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,735,532
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	10,047,843
Series A-1, 6.125%, 7/01/24	2,000,000	2,348,060
Series A-1, 6.625%, 7/01/34	5,000,000	5,911,900
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,205,037
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	8,105,230
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured
Guaranty, 5.375%, 7/15/38	22,725,000	25,539,718
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	8,196,690
2/15/37	7,775,000	7,870,477
		1,010,193,620
U.S. Territories 4.7%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,351,264
Puerto Rico 4.1%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	11,253,900
Series XX, 5.75%, 7/01/36	6,000,000	3,495,000
Series XX, 5.25%, 7/01/40	10,000,000	5,825,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.50%, 8/01/37	13,760,000	8,531,613
Series A, 6.50%, 8/01/44	10,000,000	6,400,000
Series C, 5.50%, 8/01/40	15,000,000	9,300,300
		44,805,813
Total U.S. Territories		51,157,077
Total Municipal Bonds (Cost $1,023,246,333) 98.0%		1,061,350,697

Franklin Tax-Free Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Other Assets, less Liabilities 2.0%	21,585,919
Net Assets 100.0%	$1,082,936,616

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PCR	-	Pollution Control Revenue
SFMR	-	Single Family Mortgage Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Delaware 0.6%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,619,560

New Jersey 78.4%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%,
7/01/16	3,700,000	3,838,343
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, Pre-Refunded, 5.00%, 12/15/31	3,000,000	3,077,040
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/30	1,680,000	1,689,677
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%,
3/01/21	5,400,000	6,446,736
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured, 5.00%, 9/01/39	2,000,000	2,235,100
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured,
5.00%, 4/01/32	3,895,000	4,138,360
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment
Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,222,780
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	745,360
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission
Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,419,070
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,
5.25%, 7/01/21	640,000	641,203
5.35%, 7/01/34	1,575,000	1,576,906
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,
8/01/30	1,815,000	1,958,421
8/01/33	2,630,000	2,830,222
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/24	7,000,000	7,764,610
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,262,770
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,081,130
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,519,600
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	20,141,336
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,052,000
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,630,000
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,104,000
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,030,450
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	11,044,700
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	9,737,391
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,105,850
School Facilities Construction, Series KK, 5.00%, 3/01/38	5,000,000	5,109,300
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,158,300
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	1,790,000	1,836,468
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	3,210,000	3,513,794
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,127,380
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	1,040,000	1,143,022
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,247,042
School Facilities, Series U, 5.00%, 9/01/37	1,720,000	1,764,651
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	3,280,000	3,590,419
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project, Refunding,
Series A, 5.70%, 10/01/39	10,000,000	11,291,300
Series B, 5.00%, 10/01/39	8,750,000	9,301,338
New Jersey EDA, GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%,
6/15/38	5,000,000	5,621,750
6/15/46	7,500,000	8,410,050
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41	10,600,000	12,554,852
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27	8,000,000	8,763,040
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25	4,605,000	4,960,046
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37	19,490,000	20,600,345
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,309,710
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	10,000,000	10,770,400
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,394,400
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,387,900

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	5,123,950
Hunterdon Medical Center Issue, Series A, Pre-Refunded, 5.125%, 7/01/35	2,000,000	2,103,300
Hunterdon Medical Center Obligated Group Issue, Refunding, 5.00%, 7/01/45	2,650,000	2,864,650
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,806,475
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,675,000	10,351,476
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,550,000	14,497,416
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	3,980,581
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,555,560
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	12,414,480
South Jersey Hospital Issue, Pre-Refunded, 5.00%, 7/01/46	665,000	698,456
South Jersey Hospital Issue, Refunding, 5.00%, 7/01/46	26,535,000	27,112,932
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	6,990,000	7,346,420
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,211,272
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,626,810
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,120,660
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,739,728
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	11,276,000
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A,
5.75%, 10/01/31	10,000,000	11,133,600
5.25%, 10/01/38	15,000,000	16,293,750
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/42	7,000,000	7,680,610
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/29	1,000,000	1,083,280
New Jersey State EDA Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,621,440
New Jersey State EDA Revenue, Provident Group, Rowan Properties LLC, Rowan University Housing Project, Series A,
5.00%, 1/01/48	7,000,000	7,358,680
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,469,254
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,884,290
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,399,651
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,043,470
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,524,165
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,503,624
Kean University Issue, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,031,400
Kean University Issue, Series D, NATL Insured, 5.00%, 7/01/39	4,695,000	4,933,083
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	9,000,000	10,049,310
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,293,200
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,541,000
Montclair State University Issue, Series A, 5.00%, 7/01/39	10,600,000	11,906,026
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,161,920
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,019,200
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,214,000
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,361,950
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,029,500
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,672,600
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,088,710
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,082,210
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,438,700
The Richard Stockton College of New Jersey Issue, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,373,626
Rowan University Issue, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,761,669
Seton Hall University Issue, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,787,700
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	5,007,688
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	410,000	411,181
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	867,431
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	355,000	376,868
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	789,953
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,822,630
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,349,549
Refunding, Series 1A, 5.00%, 12/01/25	3,365,000	3,648,939
Refunding, Series 1A, 5.00%, 12/01/26	1,640,000	1,771,938
Refunding, Series 1A, 5.125%, 12/01/27	4,020,000	4,367,851
Refunding, Series 1A, 5.25%, 12/01/28	4,025,000	4,383,708
Series 2, 5.00%, 12/01/26	2,495,000	2,688,338
Series 2, 5.00%, 12/01/27	1,815,000	1,946,261

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Series 2, 5.00%, 12/01/28	1,820,000	1,945,052
Series 2, 5.00%, 12/01/30	1,500,000	1,594,620
Series 2, 5.00%, 12/01/36	1,000,000	1,071,420
Series A, 5.625%, 6/01/30	14,500,000	15,831,390
Series A, Assured Guaranty, 6.125%, 6/01/30	8,605,000	9,379,966
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,574,336
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	1,245,000	1,290,928
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,432,400
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	3,996,500
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	3,975,200
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	12,131,350
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,936,069
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,253,450
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,622,050
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,402,400
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,361,828
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,061,530
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, 5.15%, 1/01/35	7,500,000	7,771,200
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,471,700
Series E, 5.25%, 1/01/40	30,000,000	32,817,000
Series H, 5.00%, 1/01/36	14,000,000	15,255,660
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	17,800,000	19,237,350
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,569,056
Rutgers State University GO,
Series F, 5.00%, 5/01/39	20,000,000	22,111,000
Series L, 5.00%, 5/01/43	20,000,000	22,290,800
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,383,350
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured,
zero cpn.,
12/01/35	2,815,000	979,451
12/01/36	2,810,000	917,577
12/01/37	2,815,000	866,316
12/01/38	2,810,000	813,551
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	9,366,242
		923,863,423
New York 9.7%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,690,307
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,783,800
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,379,450
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,282,250
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,894,400
One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	13,826,260
One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	16,875,600
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,844,550
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,315,300
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,674,150
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL
Insured, 5.75%, 12/01/22	8,000,000	8,027,200
		114,593,267
Pennsylvania 2.7%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/35	5,000,000	5,438,350
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,102,900
Series E, 5.00%, 1/01/35	14,000,000	15,396,500
		31,937,750
U.S. Territories 6.4%
Puerto Rico 6.4%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	5,000,050
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,332,258

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	20,000,000	20,076,000
Series WW, 5.50%, 7/01/38	16,620,000	9,681,150
Series XX, 5.25%, 7/01/40	3,125,000	1,820,313
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	994,080
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,250,000	3,256,522
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	10,000,000	6,350,300
Series A, 6.00%, 8/01/42	30,000,000	19,200,600
Series C, 5.50%, 8/01/40	10,000,000	6,200,200
		75,911,473
Total Municipal Bonds (Cost $1,115,895,003) 97.8%		1,152,925,473
Other Assets, less Liabilities 2.2%		25,682,371
Net Assets 100.0%		$1,178,607,844

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
SFHR	-	Single Family Housing Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.4%
North Carolina 91.1%
Asheville Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	$2,110,000	$2,302,327
Buncombe County COP, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,037,800
Buncombe County Revenue, Refunding, 5.00%, 6/01/34	3,000,000	3,464,340
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/35	21,000,000	23,130,450
5.00%, 8/01/36	8,000,000	8,893,600
Refunding, 5.00%, 6/01/40	2,250,000	2,556,833
Cary Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 12/01/33	5,405,000	5,953,229
Refunding, 5.00%, 12/01/42	10,000,000	11,269,100
Charlotte Airport Revenue, Charlotte Douglas International Airport,
Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,352,905
Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	22,084,586
Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,929,506
Series A, 5.00%, 7/01/39	3,000,000	3,270,240
Series A, 5.00%, 7/01/41	10,000,000	10,963,600
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,600,420
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,733,725
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,017,100
Charlotte Storm Water Fee Revenue,
5.00%, 6/01/35	10,000,000	10,379,600
Refunding, 5.00%, 12/01/39	7,970,000	9,143,662
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,389,289
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,400,000
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,401,320
Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,959,400
Series A, 5.125%, 1/15/37	4,000,000	4,416,640
Series A, 5.25%, 1/15/42	10,000,000	11,035,100
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,266,094
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,184,200
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co. Projects, Series
A, 5.70%, 5/01/34	2,500,000	2,861,300
Dare County COP, NATL Insured, Pre-Refunded, 5.00%, 6/01/23	2,000,000	2,000,000
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,478,700
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,473,160
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,475,480
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
11/01/33	6,000,000	6,613,500
Harnett County COP, Assured Guaranty, 5.00%,
6/01/28	1,000,000	1,121,160
6/01/29	500,000	559,760
High Point Combined Enterprise System Revenue, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,606,350
Iredell County COP, Iredell County Public Improvement Projects, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,415,600
5.00%, 6/01/28	1,000,000	1,097,480
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC Insured, 5.25%,
10/01/36	6,855,000	7,387,771
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28	350,000	396,820
Mecklenburg County GO, Series A, 5.00%,
4/01/28	5,000,000	6,044,300
4/01/29	5,000,000	6,001,000
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,761,638
3/01/39	1,085,000	1,230,965
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,370,950
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,487,938

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC
Insured,
5.00%, 10/01/27	3,500,000	3,933,125
5.125%, 10/01/31	8,385,000	9,325,965
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest University, 5.00%, 1/01/38	25,000,000	27,585,750
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,392,760
Davidson College, 5.00%, 3/01/45	3,500,000	3,845,870
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,227,475
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,616,832
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	22,356,600
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,414,700
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,742,612
Methodist University, 5.00%, 3/01/34	2,000,000	2,124,380
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,389,250
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,876,300
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	11,851,848
Series C, 6.75%, 1/01/24	3,500,000	4,102,945
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.00%, 1/01/26	2,500,000	2,803,675
Series A, 5.00%, 1/01/30	4,670,000	5,168,382
Series B, 5.00%, 1/01/21	5,000,000	5,730,800
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,570,850
Series C, 5.00%, 5/01/29	10,000,000	11,508,000
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	11,651,000
Public Improvement, Series A, 5.00%, 5/01/24	10,000,000	11,651,000
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,144,601
Refunding, Series A, 5.00%, 6/01/23	10,000,000	12,247,600
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,734,650
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, AGMC Insured, Pre-Refunded,
5.00%, 5/01/22	6,595,000	7,115,280
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,793,900
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,964,920
Blue Ridge HealthCare System Project, Refunding, Series A, NATL Insured, 5.00%, 1/01/33	10,805,000	10,818,290
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,522,465
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,928,569
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	11,139,900
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	10,106,791
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,456,800
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,625,550
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	370,000	371,084
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,223,062
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33	10,000,000	11,704,400
Vidant Health, 5.00%, 6/01/40	5,000,000	5,482,000
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,426,200
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,427,000
North Carolina State Medical Care Commission Health System Revenue, Mission Health Combined Group, Refunding,
5.00%, 10/01/36	10,000,000	11,271,700
AGMC Insured, 5.00%, 10/01/36	5,000,000	5,339,350
North Carolina State Medical Care Commission Hospital Revenue,
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,800,090
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,989,400
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,603,000
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	5,000,000	5,510,800
North Carolina State University at Raleigh Revenue, General, Refunding, Series A, 5.00%,
10/01/33	5,595,000	6,418,416
10/01/42	8,980,000	10,076,368
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	7,171,968
5.75%, 1/01/39	12,120,000	13,596,822

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,099,260
6.25%, 10/01/38	2,000,000	2,185,680
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,770,877
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,148,680
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,446,050
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured,
5.00%,
4/01/31	5,675,000	5,934,291
10/01/34	6,000,000	6,259,560
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	8,157,675
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,128,040
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,117,104
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,218,300
Series A, Pre-Refunded, 5.00%, 3/01/36	6,000,000	6,210,900
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,742,384
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,101,196
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	10,420,617
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,232,150
University of North Carolina at Chapel Hill Revenue,
Board of Governors of the University of North Carolina, General, 5.00%, 12/01/31	9,000,000	9,830,970
Board of Governors of the University of North Carolina, General, Series A, Pre-Refunded, 5.00%, 12/01/34	8,580,000	8,786,435
General, Refunding, Series A, 5.00%, 12/01/34	2,880,000	2,946,240
University of North Carolina at Charlotte Revenue, General,
5.00%, 4/01/43	5,000,000	5,529,100
5.00%, 4/01/45	3,625,000	4,022,771
Series A, 5.00%, 4/01/37	12,995,000	14,410,545
Series A, 5.00%, 4/01/41	18,000,000	19,844,640
Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,396,400
University of North Carolina at Greensboro Revenue, General,
5.00%, 4/01/39	3,500,000	3,929,485
Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,111,940
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,430,850
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,655,000	1,731,842
NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,740,000	1,820,788
NATL Insured, Pre-Refunded, 5.00%, 6/01/29	1,915,000	2,003,913
NATL Insured, Pre-Refunded, 5.00%, 6/01/37	11,350,000	11,876,980
University of North Carolina at Wilmington Revenue, Student Housing Projects, Refunding, 5.00%, 6/01/37	3,000,000	3,310,170
University of North Carolina System Pool Revenue, Series A,
Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,499,100
NATL Insured, 5.00%, 10/01/33	915,000	959,899
NATL Insured, Pre-Refunded, 5.00%, 10/01/33	1,085,000	1,152,216
Wake County Revenue, Limited Obligation, 5.00%,
1/01/33	10,820,000	12,283,730
6/01/36	5,000,000	5,611,950
1/01/37	12,000,000	13,533,480
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing Project,
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,343,550
Wilkes County COP, NATL Insured, 5.00%,
6/01/31	4,295,000	4,449,319
6/01/36	6,085,000	6,288,300
Wilmington COP, Series A,
5.00%, 6/01/33	6,000,000	6,560,940
5.00%, 6/01/38	7,625,000	8,293,636
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/32	5,310,000	5,310,000
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,069,740
Wilmington Water and Sewer System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 6/01/34	3,565,000	3,565,000
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,247,020
Winston-Salem City Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,611,950
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,167,675

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,728,162
		1,020,231,533
U.S. Territories 6.3%
Puerto Rico 5.7%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	5,000,000	5,041,800
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	5,000,000	3,643,900
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,011,400
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,003,800
Series WW, 5.25%, 7/01/33	6,500,000	3,786,250
Series WW, 5.50%, 7/01/38	5,200,000	3,029,000
Series XX, 5.25%, 7/01/40	19,135,000	11,146,138
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	1,000,000	620,290
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P, 6.75%, 7/01/36	5,000,000	3,606,350
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	45,750,000	29,280,915
		64,169,843
U.S. Virgin Islands 0.6%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,081,900

Total U.S. Territories		70,251,743
Total Municipal Bonds (Cost $1,059,180,171) 97.4%		1,090,483,276

Other Assets, less Liabilities 2.6%		29,059,949
Net Assets 100.0%		$1,119,543,225

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCFA	-	Pollution Control Financing Authority
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%
Ohio 98.7%
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,
Series A, 5.25%, 6/01/38	$15,000,000	$16,790,850
Series B, 5.25%, 9/01/27	7,570,000	8,739,943
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,756,400
Prairie State Energy Campus Project, Refunding, Series A, Assured Guaranty, 5.25%, 2/15/33	1,725,000	1,867,330
Prairie State Energy Campus Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/15/33	28,275,000	31,419,745
Prairie State Energy, Refunding, Series A, BHAC Insured, 5.00%, 2/15/38	1,275,000	1,368,050
Prairie State Energy, Series A, BHAC Insured, Pre-Refunded, 5.00%, 2/15/38	20,725,000	22,892,420
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49	6,685,000	6,454,434
Bath Local School District GO, School Improvement, AGMC Insured,
4.00%, 12/01/44	1,295,000	1,318,025
5.00%, 12/01/49	5,380,000	5,675,577
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,043,920
Bowling Green MFHR, The Bowling Green Village Apartments, Series A, GNMA Secured, 5.40%, 9/20/36	2,725,000	2,727,207
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,407,510
Brooklyn City School District GO, School Improvement,
AGMC Insured, 5.25%, 12/01/43	3,000,000	3,358,920
Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,804,782
Butler County GO, Various Purpose, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	2,130,000	2,271,539
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,
6.375%, 4/01/36	5,000,000	5,954,750
5.625%, 4/01/41	5,000,000	5,628,400
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,
12/01/32	3,955,000	2,022,666
12/01/33	2,000,000	979,020
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,714,255
Refunding and Improvement, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,178,958
Chillicothe City School District GO, Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn.,
12/01/22	1,905,000	1,529,601
12/01/23	1,905,000	1,492,949
12/01/24	1,905,000	1,465,726
Cincinnati City School District COP, School Improvement Project, AGMC Insured, Pre-Refunded, 5.00%,
12/15/26	7,310,000	7,808,323
12/15/27	7,000,000	7,477,191
Cincinnati City School District GO, Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%,
12/01/27	14,900,000	18,494,923
12/01/28	8,180,000	10,189,417
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/18	2,000,000	2,246,900
12/01/19	5,925,000	6,792,479
City of Akron Income Tax Revenue, Community Learning Centers,
5.00%, 12/01/33	4,250,000	4,791,280
Series A, 4.50%, 12/01/33	10,000,000	10,777,500
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,095,170
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,310,470
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,649,640
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	10,048,625
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,818,237
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	30,127,882
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,338,280
Cleveland Municipal School District GO, School Improvement, Refunding, 5.00%,
12/01/25	3,600,000	4,174,272
12/01/27	1,000,000	1,141,270
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	3,251,000
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,175,820
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,721,300

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Columbus GO, Various Purpose, Series A, 5.00%,
2/15/23	14,365,000	17,346,168
2/15/24	12,655,000	15,446,313
2/15/25	5,000,000	6,072,000
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1, 4.00%,
12/01/27	3,765,000	3,987,700
12/01/28	2,970,000	3,113,273
12/01/29	4,125,000	4,294,290
12/01/37	6,620,000	6,757,564
Columbus Sewer Revenue, System, Refunding, 4.00%, 6/01/31	15,000,000	15,874,950
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,426,700
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,592,975
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/27	15,000,000	17,154,150
Dayton City School District GO, Refunding, 5.00%, 11/01/30	5,000,000	6,000,050
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,915,400
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46	6,635,000	7,231,287
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,853,440
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,313,240
Dublin City School District GO, Capital Appreciation, NATL Insured, zero cpn., 12/01/16	4,635,000	4,575,255
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,270,949
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/23	1,205,000	1,260,948
12/01/24	1,265,000	1,323,734
12/01/25	1,330,000	1,391,752
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation, Refunding,
5.00%, 12/01/35	20,000,000	22,612,800
AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,412,361
Franklin County Hospital Revenue, Improvement, Nationwide Children's Hospital Project, 5.25%, 11/01/40	15,000,000	16,758,900
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	6,055,000	6,199,169
Greene County Hospital Facility Revenue, Kettering Health Network Obligated Group Project, 5.50%, 4/01/39	12,930,000	14,332,129
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,197,840
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/44	6,205,000	6,730,750
Hamilton County Sales Tax Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,484,900
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	36,807,690
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement, Series B, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,095,240
Refunding, Series A, 5.00%, 12/01/27	6,875,000	8,204,212
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,
5.00%, 6/01/30	7,000,000	7,720,020
4.75%, 6/01/39	7,000,000	7,394,450
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
12/01/19	2,190,000	1,992,856
12/01/20	4,525,000	3,966,932
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	5,003,775
12/01/36	5,000,000	5,528,250
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, Pre-Refunded, 5.00%,
12/01/27	3,205,000	3,281,311
12/01/30	2,250,000	2,303,573
Ironton City School District GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,474,890
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,772,300
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,501,051
Kings Local School District GO, School Improvement, NATL Insured,
5.00%, 12/01/33	4,635,000	5,028,326
Pre-Refunded, 5.00%, 12/01/33	5,365,000	5,895,169
Lakewood City School District GO,
School Facilities Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	9,170,000	10,088,100
School Facilities Improvement, NATL Insured, Pre-Refunded, 4.50%, 12/01/34	6,000,000	6,526,920
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,058,259
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,064,060
Lakota Local School District GO,
Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,456,640
Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,672,167
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,120,300

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,767,400
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,831,757
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,265,800
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,400,000	1,431,920
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,898,165
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,613,920
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,391,172
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,022,482
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,718,995
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,603,670
Maple Heights City School District GO, School Facilities Improvement,
2015, Pre-Refunded, 5.00%, 1/15/37	1,975,000	2,111,927
2015, Pre-Refunded, 5.00%, 1/15/37	6,290,000	6,731,369
Pre-Refunded, 5.00%, 1/15/37	1,735,000	1,855,288
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,
12/01/28	2,120,000	2,120,000
12/01/30	2,650,000	2,650,000
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	848,160
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	829,990
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,609,065
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,231,987
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,167,400
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	4,893,812
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,540,522
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,000,679
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,462,623
Marysville Water System Mortgage Revenue, AMBAC Insured, 5.00%, 12/01/32	1,250,000	1,348,738
Medina School District COP, School Facilities Project, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/31	5,725,000	6,419,385
Miami University Revenue, General Receipts, Refunding, 5.00%,
9/01/31	4,000,000	4,478,880
9/01/31	2,320,000	2,663,801
9/01/34	3,500,000	3,976,560
Middletown City School District GO, School Improvement, 5.25%,
12/01/40	2,625,000	2,984,809
12/01/48	5,000,000	5,628,550
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,183,250
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,997,625
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,633,800
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,647,000
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,203,525
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,
10/01/23	1,100,000	1,286,263
10/01/24	1,250,000	1,455,288
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,032,100
Newark City School District GO, School Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,119,050
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,942,465
Northeast Ohio Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,355,140
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,489,254
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,
4.875%, 12/01/18	332,481	333,036
5.25%, 12/01/23	540,000	541,004
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,781,882
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,968,150
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,046,460
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,668,989
Higher Educational Facility, Xavier University Project, 5.00%, 5/01/40	14,500,000	15,690,740
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,530,589
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,086,020

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,934,300
Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	21,805,000	24,045,900
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	5,195,025
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,383,200
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,557,250
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,936,455
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,851,150
Otterbein College Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/25	2,205,000	2,257,501
Otterbein College Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/35	3,225,000	3,301,787
Ohio State Turnpike Commission Revenue, Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,786,362
Olentangy Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,826,020
Delaware and Franklin Counties, AGMC Insured, Pre-Refunded, 4.50%, 12/01/33	10,000,000	10,414,700
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	4,855,000	5,070,174
School Facilities Construction and Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/36	7,505,000	8,360,120
Series A, AGMC Insured, Pre-Refunded, 4.50%, 12/01/32	6,445,000	6,825,384
Perrysburg Exempted Village School GO, 5.00%, 12/01/38	3,225,000	3,590,876
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,135,660
Princeton City School District GO,
Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,126,700
Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,026,020
Refunding, 5.00%, 12/01/39	12,000,000	13,453,680
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	3,000,000	3,341,820
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	16,356,300
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	6,151,307
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,481,820
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 4.00%, 12/01/42	10,000,000	10,054,600
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	6,296,319
12/01/28	2,000,000	2,446,440
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	4,090,654
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured,
5.00%, 12/01/35	700,000	754,600
Pre-Refunded, 5.00%, 12/01/35	2,800,000	3,123,428
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,687,172
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	13,211,275
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,636,290
Sylvania City School District GO,
Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	10,822,775
School Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/36	7,660,000	8,350,702
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,537,588
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	5,092,303
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,795,830
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,795,725
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,430,830
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,588,560
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,497,806
NATL Insured, 5.00%, 11/15/30	6,425,000	6,543,863
Series A, 4.00%, 11/15/36	9,125,000	9,249,282
University of Akron General Receipts Revenue, Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,359,300
University of Akron Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	4,920,315
Series B, AGMC Insured, 5.00%, 1/01/38	12,195,000	12,998,529
Series B, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	6,805,000	7,494,142
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,485,694
Series C, 5.00%, 6/01/39	6,255,000	6,958,750
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,735,680
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,375,300
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,594,008

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,160,616
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,400,000
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,179,766
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	7,919,538
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%, 12/01/40	7,285,000	8,155,048
Youngstown State University General Receipts Revenue, Assured Guaranty,
5.25%, 12/15/29	4,000,000	4,502,960
5.50%, 12/15/33	4,225,000	4,772,476
Total Municipal Bonds (Cost $1,427,534,124) 98.7%		1,516,698,565

Other Assets, less Liabilities 1.3%		20,683,955
Net Assets 100.0%		$1,537,382,520

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%
Oregon 90.8%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	$1,325,000	$1,432,431
Beaverton School District GO,
Washington and Multnomah Counties, AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,364,641
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,432,986
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,116,140
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding, 5.125%, 10/01/28	1,525,000	1,526,815
Chemeketa Community College District GO, Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%,
6/15/25	1,500,000	1,675,470
6/15/26	2,615,000	2,920,903
City of Lake Oswego GO, Clackamas, Multnomah and Washington Counties, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,164,928
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,121,443
City of Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,105,300
City of Tigard Water System Revenue, Washington County, 5.00%,
8/01/37	11,050,000	12,238,869
8/01/42	20,915,000	22,969,480
8/01/45	23,545,000	26,434,913
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/23	1,000,000	1,001,630
6/15/25	1,000,000	1,001,630
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	7,395,370
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,862,077
Clackamas County School District No. 12 North Clackamas GO,
Refunding, 5.00%, 6/15/28	2,500,000	2,949,400
Refunding, 5.00%, 6/15/29	6,385,000	7,471,472
Series A, AGMC Insured, Pre-Refunded, 4.75%, 6/15/31	2,250,000	2,431,755
Series B, AGMC Insured, Pre-Refunded, 5.00%, 6/15/27	25,000,000	27,145,250
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,696,108
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	4,720,026
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	4,626,774
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,504,195
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,998,451
Clackamas County School District No. 62C Oregon City GO, Refunding, MAC Insured, 5.00%,
6/01/29	1,000,000	1,145,610
6/01/34	1,770,000	1,989,338
6/01/39	1,250,000	1,400,775
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,018,520
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,904,416
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,001,630
Crook County School District GO, Crook and Deschutes Counties, 5.00%,
6/15/34	4,475,000	5,021,353
6/15/37	8,090,000	9,017,195
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,651,350
Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,287
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Refunding, 8.25%, 1/01/38	20,000,000	24,087,000
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,530,110
Eugene Electric Utility System Revenue, Refunding,
5.00%, 8/01/33	10,060,000	11,051,212
Series A, 5.00%, 8/01/40	6,745,000	7,430,629
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,950,956
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Assured Guaranty, 5.375%,
10/01/26	2,000,000	2,006,820
10/01/31	2,000,000	2,006,820
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	2,110,000	2,340,096
6/15/40	3,975,000	4,355,487
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,088,140

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
12/01/32	1,000,000	1,073,890
12/01/37	1,475,000	1,533,631
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,597,133
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,576,950
Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/15/32	5,765,000	6,351,070
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,136,470
Refunding, 5.00%, 6/15/31	1,410,000	1,595,993
Series B, 5.00%, 6/15/30	2,000,000	2,272,940
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31	2,295,000	2,519,359
Klamath County School District GO, 5.00%,
6/15/29	1,155,000	1,317,924
6/15/30	1,095,000	1,244,435
6/15/31	1,000,000	1,131,910
Lane and Douglas Counties School District No. 28J Fern Ridge GO, Series A, zero cpn. to 6/14/16, 5.00% thereafter,
6/15/26	1,265,000	1,468,943
6/15/30	3,175,000	3,523,488
6/15/33	2,115,000	2,321,868
6/15/36	2,000,000	2,170,060
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,642,550
NATL Insured, 4.75%, 11/01/26	1,615,000	1,708,315
Lane County School District No. 19 Springfield GO,
AGMC Insured, Pre-Refunded, zero cpn., 6/15/27	5,580,000	3,457,256
AGMC Insured, Pre-Refunded, zero cpn., 6/15/28	2,000,000	1,182,100
AGMC Insured, Pre-Refunded, zero cpn., 6/15/29	1,925,000	1,083,910
Series A, 5.00%, 6/15/31	2,500,000	2,899,850
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,760,781
6/01/27	1,675,000	1,798,682
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	26,755,250
Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,696,617
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,634,100
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	10,101,820
Multnomah County David Douglas School District No. 40 GO, Series B, zero cpn.,
6/15/24	1,640,000	1,289,450
6/15/25	1,325,000	996,493
6/15/26	2,585,000	1,853,057
6/15/27	2,655,000	1,809,834
6/15/28	2,495,000	1,616,086
6/15/29	2,595,000	1,596,885
6/15/30	1,885,000	1,099,200
6/15/31	2,030,000	1,122,428
6/15/32	2,000,000	1,056,860
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,915,545
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	3,944,167
Multnomah County School District No. 1 Portland Public Schools GO, Series B, 3.00%, 6/15/33	14,135,000	13,012,964
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,
6/30/35	2,000,000	2,277,740
6/30/36	1,500,000	1,700,160
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,402,157
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,144
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,372,157
Series A, 5.875%, 7/01/33	2,500,000	2,911,625
Series A, 5.75%, 7/01/39	13,175,000	15,245,846
Oregon State Department of Administrative Services COP,
Series A, 5.25%, 5/01/39	3,800,000	4,247,108
Series C, 5.00%, 11/01/34	8,000,000	8,993,920
Oregon State Department of Administrative Services Lottery Revenue, Series A,
5.00%, 4/01/28	5,800,000	6,779,968
5.00%, 4/01/32	5,000,000	5,734,150

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
5.00%, 4/01/33	8,065,000	9,384,031
5.00%, 4/01/35	3,625,000	4,191,189
Pre-Refunded, 5.00%, 4/01/27	17,880,000	20,306,316
Pre-Refunded, 5.00%, 4/01/28	18,225,000	20,698,132
Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,987,475
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/30	5,000,000	5,866,900
Refunding, Series A, 5.00%, 11/15/31	16,535,000	19,357,194
Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,516,684
Series A, Pre-Refunded, 4.50%, 11/15/32	21,000,000	22,886,640
Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	24,542,693
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,668,735
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	35,499,000
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,206,920
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,259,708
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,131,375
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	35,283,024
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,708,455
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,216,320
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,103,200
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	15,029,177
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%, 7/01/44	8,910,000	9,448,609
University of Portland Projects, Series A, Pre-Refunded, 5.00%, 4/01/32	8,795,000	9,757,701
Willamette University Projects, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,293,464
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,944,046
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	230,000	230,432
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	325,000	325,387
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	830,000	830,506
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,100,000	3,108,494
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	345,000	345,535
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	485,000	485,742
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,108,679
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,786,852
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,600,800
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,047,220
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	2,862,126
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/37	5,555,000	6,061,338
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,000,000	5,600,800
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	480,000	536,880
State Board of Higher Education, Series C, Pre-Refunded, 5.00%, 8/01/37	1,115,000	1,216,632
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,123,310
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	365,000	365,091
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	1,785,000	1,850,724
Series C, 4.75%, 7/01/42	3,160,000	3,191,158
Oregon State University General Revenue, Series A, 5.00%, 4/01/45	10,000,000	11,291,100
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	552,920
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	23,000,000	26,039,220
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,673,100
Portland GO,
Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,080,837
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,617,985
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,076,412
Series B, zero cpn., 6/01/21	1,000,000	885,440
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,002,880
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,222,873
Series C, 5.00%, 6/15/28	1,000,000	1,124,610
Series C, 5.00%, 6/15/30	1,000,000	1,114,550
Portland Sewer System Revenue, second lien,
Series A, 5.00%, 3/01/34	25,270,000	28,428,245
Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,329,518

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/15/24	1,295,000	1,297,111
Interstate Corridor, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/15/25	2,385,000	2,388,888
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,095,740
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,094,590
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,087,740
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,739,300
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,281,725
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,069,600
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,947,762
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,615,330
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,112,875
Portland Water System Revenue, second lien, Series A, NATL Insured, Pre-Refunded,
4.375%, 10/01/25	3,415,000	3,598,317
4.50%, 10/01/27	1,000,000	1,055,340
4.50%, 10/01/28	3,895,000	4,110,549
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,
5.75%, 8/15/23	10,000,000	11,296,000
5.00%, 8/15/27	11,000,000	11,511,170
5.00%, 8/15/36	9,000,000	9,345,600
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	5,008,115
Sherwood GO, Washington County, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,650,856
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,562,543
Tri-County Metropolitan Transportation District Revenue, Payroll Tax, senior lien, Series A, 5.00%, 9/01/37	11,000,000	12,529,990
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,687,916
University of Oregon General Revenue, Series A, 5.00%, 4/01/45	15,000,000	16,990,200
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/26	6,850,000	4,448,116
Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/27	7,090,000	4,388,568
Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/28	2,960,000	1,747,643
Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/29	3,110,000	1,751,148
Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/30	3,260,000	1,750,229
Series A, NATL Insured, Pre-Refunded, zero cpn., 12/15/31	3,515,000	1,755,110
Series B, NATL Insured, Pre-Refunded, 4.50%, 12/15/31	2,900,000	3,119,646
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,054,560
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,
6/15/29	2,545,000	1,513,053
6/15/30	2,490,000	1,399,405
6/15/31	3,140,000	1,669,224
Washington County School District No. 48J Beaverton GO, Series B, 5.00%,
6/15/32	10,750,000	12,486,232
6/15/33	8,000,000	9,264,640
6/15/34	11,000,000	12,691,800
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,343,240
		1,066,845,695
U.S. Territories 7.3%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	840,000	955,920
12/01/29	3,250,000	3,668,892
		4,624,812
Puerto Rico 6.9%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	9,745,500
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,718,970
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	13,000,000	13,735,540
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,038,000
Series WW, 5.25%, 7/01/33	9,690,000	5,644,425
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	14,900,000	16,067,564
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	1,750,000	895,370
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	12,061,200
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	6,400,000

Franklin Tax-Free Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Senior Series C, 5.25%, 8/01/40	2,860,000	2,030,629
		81,337,198
Total U.S. Territories		85,962,010
Total Municipal Bonds (Cost $1,092,410,149) 98.1%		1,152,807,705
Other Assets, less Liabilities 1.9%		22,570,144
Net Assets 100.0%		$1,175,377,849

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
ID	-	Improvement District
MAC	-	Municipal Assurance Corp.
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.6%
Pennsylvania 92.6%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,257,370
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,486,100
Series C-65, 5.375%, 5/01/31	5,000,000	5,699,700
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,247,470
5.00%, 3/01/33	1,300,000	1,396,382
Series A, 5.50%, 3/01/31	3,000,000	3,409,860
Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/29	5,000,000	5,175,750
Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/33	5,630,000	5,827,894
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.625%,
8/15/39	12,000,000	13,619,160
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,500,400
NATL Insured, 5.00%, 12/01/37	6,745,000	7,130,544
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,132,160
Allentown Parking Authority Revenue, Guaranteed Parking, AGMC Insured, Pre-Refunded, 5.00%, 11/15/35	2,430,000	2,483,436
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project, Series A, 5.00%,
11/01/44	10,000,000	10,741,900
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	4,051,044
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,528,247
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,985,000	5,846,159
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,448,950
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 12/01/35	2,500,000	2,763,550
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,804,300
Butler County Hospital Authority Hospital Revenue, Butler Health System Project,
Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,784,104
Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	5,543,820
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,138,720
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,549,169
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,326,070
Chester County IDA Student Housing Revenue, University Student Housing LLC Project at West Chester University of
Pennsylvania, Series A, 5.00%,
8/01/35	500,000	530,920
8/01/45	1,500,000	1,575,765
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing Project at Clarion
University, Series A, 5.00%, 7/01/45	2,335,000	2,396,621
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	10,000,000	10,920,600
Series B, 5.00%, 6/01/32	5,000,000	5,524,100
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and
Universities of Pennsylvania Financing Program,
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,697,890
Series HH1, 5.00%, 11/01/39	1,200,000	1,310,364
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,885,155
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%, 5/01/37	2,500,000	2,668,375
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
Refunding, Series A, 6.00%, 6/01/36	10,000,000	11,515,800
Series A, 5.00%, 6/01/42	15,590,000	16,739,451
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project,
Series B, NATL Insured, ETM, 6.25%, 7/01/16	1,505,000	1,552,483
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,447,700
Delaware County Authority Revenue,
Cabrini College, Refunding, Assured Guaranty, 5.875%, 7/01/29	1,140,000	1,143,876
Haverford College, 5.00%, 11/15/40	3,000,000	3,282,720
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	10,836,720
Delaware County Authority University Revenue, Neumann University,
5.00%, 10/01/25	1,250,000	1,351,713
5.25%, 10/01/31	1,250,000	1,342,225

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project, BAM Insured,
5.00%, 11/01/38	1,250,000	1,348,688
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,441,450
East Hempfield Township IDAR, Student Services Inc., Student Housing Project at Millersville University of Pennsylvania,
5.00%,
7/01/45	3,250,000	3,399,240
7/01/47	3,750,000	3,937,687
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,181,500
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,709,000
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43	850,000	957,100
Refunding, AGMC Insured, 5.00%, 12/01/43	6,150,000	6,633,574
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,417,188
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,879,600
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	10,767,680
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	4,270,000	4,825,228
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	10,000,000	11,011,000
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	5,730,000	6,542,056
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%, 6/01/39	1,625,000	1,837,193
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30	8,100,000	8,806,563
9/01/35	7,500,000	8,064,150
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,834,283
12/01/35	2,500,000	2,686,675
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,252,911
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%, 12/01/43	5,240,000	5,680,998
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,655,025
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	12,227,625
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%,
12/01/39	10,000,000	11,222,600
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%,
7/01/39	25,000,000	26,834,500
Lycoming County Authority Revenue, AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%,
11/01/38	1,400,000	1,557,724
11/01/43	1,495,000	1,652,035
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,363,418
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,484,220
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,587,700
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	1,053,880
5.125%, 1/01/37	2,000,000	2,087,660
5.25%, 1/01/43	2,000,000	2,094,040
Series A, 5.00%, 1/01/41	4,000,000	4,229,200
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40	5,750,000	6,211,207
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,292,544
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	4,995,000	5,754,040
Montour School District GO, AGMC Insured, Pre-Refunded, 5.00%,
4/01/32	5,000,000	5,396,400
4/01/37	12,500,000	13,491,000
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	21,989,400
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	11,033,500
Series B, 5.50%, 8/15/33	2,200,000	2,504,898
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	22,083,400
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,555,208
Northeastern York School District GO, Series B, NATL Insured, Pre-Refunded, 5.00%,
4/01/30	1,000,000	1,079,280
4/01/31	2,000,000	2,158,560
Norwin School District GO, AGMC Insured,
5.00%, 4/01/37	10,000,000	10,524,400
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,117,240
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,906,041
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,480,550

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	25,000,000	27,343,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,000,000	13,704,960
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,245,700
Second Series A, 5.00%, 8/01/25	5,000,000	5,405,150
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,920,096
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,380,058
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,147,004
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,306,000
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	27,249,724
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,693,585
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,316,900
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,602,375
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,447,090
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/35	1,400,000	1,460,956
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
6.25%, 10/01/43	7,000,000	7,872,340
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/44	2,000,000	2,049,160
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	16,230,600
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,445,200
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,431,600
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,172,850
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,288,300
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,330,250
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	5,000,000	5,454,750
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,028,500
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	25,000,000	27,716,750
University of Pennsylvania Health System, 5.00%, 8/15/40	2,600,000	2,905,968
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,648,162
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,764,750
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,478,620
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,411,050
University of the Sciences in Philadelphia, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,647,450
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,708,150
Widener University, Pre-Refunded, 5.00%, 7/15/31	500,000	502,820
Widener University, Pre-Refunded, 5.00%, 7/15/39	5,750,000	5,782,430
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc. Student
Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	5,768,345
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia
Project, 6.00%, 6/15/28	5,000,000	5,677,150
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,237,000
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,625,550
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,487,400
Series C, 5.00%, 12/01/43	10,000,000	10,909,700
Series D, 5.125%, 12/01/40	10,000,000	10,808,600
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,655,900
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,011,950
3/01/40	1,500,000	1,667,445
[a] Series A, 9/01/40	5,000,000	5,654,550
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%,
6/15/35	5,000,000	5,439,550
6/15/40	5,000,000	5,371,950
Philadelphia Authority for IDR,
Cultural and Commercial Corridors Program, Series A, NATL Insured, 5.00%, 12/01/23	6,205,000	6,585,615
Cultural and Commercial Corridors Program, Series A, NATL Insured, 5.00%, 12/01/25	5,690,000	6,036,407
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,258,000
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,001,140

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
The Children's Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,578,850
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	5,720,000	6,328,036
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	465,000	531,183
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,644,200
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,649,850
Series A, 5.25%, 7/15/33	5,000,000	5,568,100
Series B, Assured Guaranty, Pre-Refunded, 7.125%, 7/15/38	10,000,000	10,757,900
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children's Hospital of Philadelphia Project,
Series C, 5.00%, 7/01/41	5,000,000	5,493,400
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,070,400
Philadelphia Municipal Authority Lease Revenue, 6.50%,
4/01/34	3,250,000	3,756,318
4/01/39	2,500,000	2,877,575
Philadelphia School District GO, Series E,
6.00%, 9/01/38	4,905,000	5,534,704
Pre-Refunded, 6.00%, 9/01/38	95,000	109,564
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,284,910
Series A, 5.00%, 7/01/40	10,000,000	11,010,600
Series A, 5.00%, 1/01/41	13,000,000	14,103,440
Series A, 5.125%, 1/01/43	5,000,000	5,479,700
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	11,689,251
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,735,000
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,388,967
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke's Hospital, Monroe Project, Series A, 5.00%, 8/15/40	5,000,000	5,402,600
Reading GO,
AGMC Insured, Pre-Refunded, 6.00%, 11/01/28	590,000	686,087
Refunding, AGMC Insured, 6.00%, 11/01/28	1,410,000	1,605,045
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,787,294
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,329,000
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,677,987
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,307,920
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-
Refunded, 5.375%, 7/01/35	10,000,000	11,876,900
State College Area School District GO, 5.00%, 3/15/40	16,400,000	18,480,176
State Public School Building Authority College Revenue, Delaware County Community College Project, AGMC Insured, Pre-
Refunded, 5.00%, 10/01/32	1,000,000	1,110,940
State Public School Building Authority School Lease Revenue, The School District of the City of Harrisburg Project, Series A,
Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,481,150
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,278,920
Swarthmore Borough Authority College Revenue, Swathmore College Project, 5.00%, 9/15/43	1,000,000	1,125,370
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,
4/01/42	5,000,000	5,580,350
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,541,050
Series B, 5.00%, 9/15/31	10,000,000	11,141,700
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	8,405,500
5.00%, 11/01/36	8,470,000	9,213,751
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,102,130
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,721,680
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,603,050
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,174,770
		1,217,969,664
U.S. Territories 5.0%
Puerto Rico 4.6%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,017,750
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	2,912,500
Series TT, 5.00%, 7/01/32	5,100,000	2,970,750
Series XX, 5.25%, 7/01/40	16,020,000	9,331,650
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	5,116,400

Franklin Tax-Free Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	6,000,000	3,705,180
Series A, 6.00%, 8/01/42	34,000,000	21,760,680
Series C, 5.50%, 8/01/40	15,000,000	9,300,300
		60,115,210
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,081,900
Total U.S. Territories		66,197,110
Total Municipal Bonds (Cost $1,229,507,877) 97.6%		1,284,166,774
Other Assets, less Liabilities 2.4%		31,340,328
Net Assets 100.0%		$1,315,507,102

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDR	-	Industrial Development Revenue
NATL	-	National Public Financial Guarantee Corp.
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Virginia 84.4%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$1,245,000	$1,397,600
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,175,080
7/01/38	5,895,000	6,310,774
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,650,700
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,646,000
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,406,983
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,570,320
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%, 4/01/36	10,000,000	10,953,500
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,963,785
Series A, 5.50%, 5/15/35	10,000,000	11,322,800
Series A, 5.00%, 5/15/44	2,500,000	2,779,875
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,009,780
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	3,670,000	4,071,718
Refunding, 5.00%, 4/01/33	6,330,000	6,873,051
Refunding, 5.00%, 4/01/38	16,000,000	17,303,680
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	8,403,905
8/15/46	15,000,000	15,220,650
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,732,900
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,379,668
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,520,450
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,066,100
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	5,984,608
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	7,025,590
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	6,040,934
Norfolk GO, Capital Improvement, Refunding,
Series A, 5.00%, 8/01/32	5,845,000	6,703,630
Series C, 5.00%, 10/01/42	7,825,000	8,620,568
Northern Virginia Transportation Authority Transportation Special Tax Revenue, 5.00%,
6/01/31	4,565,000	5,315,258
6/01/32	2,795,000	3,242,368
6/01/33	3,000,000	3,469,920
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,600,000	2,609,880
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%, 3/01/39	6,435,000	7,171,614
Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,596,978
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,198,000
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William Hospital,
Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,728,400
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project,
Series AA, 5.125%, 9/01/41	3,200,000	3,494,880
Prince William County Service Authority Water and Sewer System Revenue, Pre-Refunded, 5.00%, 7/01/32	1,750,000	1,756,580
Richmond Public Utility Revenue, Refunding, Series A, 5.00%,
1/15/35	11,495,000	12,570,012
1/15/43	10,000,000	11,179,200
Riverside Regional Jail Authority Jail Facility Revenue,
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	7,000,000	7,613,690
NATL Insured, Pre-Refunded, 5.00%, 7/01/32	22,000,000	23,928,740
Refunding, 5.00%, 7/01/31	6,215,000	7,253,651
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,899,700
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,681,277
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,313,597
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	58,472
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,609,779

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	5,000,000	5,285,450
Series C, NATL Insured, 5.00%, 8/01/35	1,395,000	1,397,692
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/35	6,340,000	6,389,896
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	4,122,363
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	5,157,500
Suffolk GO, Refunding, 5.00%,
2/01/41	10,000,000	11,039,300
6/01/42	10,000,000	11,072,500
University of Virginia Revenue, General,
5.00%, 6/01/37	2,780,000	2,780,000
Refunding, 5.00%, 6/01/40	17,750,000	19,328,152
Refunding, Series A, 5.00%, 6/01/43	15,000,000	17,015,700
Upper Occoquan Sewage Authority Regional Sewerage Revenue, Refunding, 5.00%, 7/01/28	10,000,000	12,085,900
Virginia Beach Development Authority Public Facility Revenue, Series A, 5.00%, 7/15/27	5,635,000	6,094,703
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,277,245
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,461,546
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,388,624
Series A, Refunding, 5.00%, 1/01/40	5,000,000	5,697,400
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,490,740
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,117,270
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,733,696
Series B, 5.00%, 6/01/45	3,050,000	3,192,222
Series E, 5.00%, 10/01/44	6,540,000	6,802,581
Series F, 5.05%, 12/01/44	12,125,000	12,568,047
Series F, 5.00%, 4/01/45	2,125,000	2,220,583
Virginia State Public School Authority Revenue, Refunding, Series B, 5.00%, 8/01/24	10,000,000	12,200,100
Virginia State Public School Authority School Financing Revenue, 1997 Resolution, Refunding, Series A, 5.00%, 8/01/26	6,000,000	7,320,360
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, Pre-Refunded,
6.00%, 12/01/32	5,000,000	5,809,600
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled Financing Program,
Series B, 5.00%, 11/01/41	9,410,000	10,640,546
Virginia State Resources Authority Infrastructure Revenue,
2014, Senior Series A, 5.00%, 11/01/31	1,210,000	1,273,779
2014, Senior Series A, 5.00%, 11/01/36	2,710,000	2,842,682
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/31	3,790,000	4,031,158
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/36	2,205,000	2,345,304
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	5,967,693
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,752,496
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,360,000	2,590,855
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	145,000	159,918
Virginia State Small Business Financing Authority Healtcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%,
11/01/40	23,000,000	25,250,780
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, 5.625%, 1/01/44	3,350,000	3,724,295
		608,455,321
District of Columbia 8.4%
Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,
Series A, 5.00%, 10/01/35	12,000,000	13,417,440
Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,459,600
Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,393,900
Series C, 5.125%, 10/01/34	6,450,000	7,102,160
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
5.00%, 10/01/39	10,000,000	10,751,000
5.25%, 10/01/44	12,000,000	13,031,760
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,230,240
		60,386,100
U.S. Territories 5.0%
Puerto Rico 5.0%
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	4,500,000	4,754,610
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,011,400

Franklin Tax-Free Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,003,800
Series WW, 5.50%, 7/01/38	5,200,000	3,029,000
Series XX, 5.25%, 7/01/40	8,400,000	4,893,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	1,000,000	617,530
Series A, 6.00%, 8/01/42	20,000,000	12,800,400
Series C, 5.50%, 8/01/40	10,000,000	6,200,200
		36,309,940
Total Municipal Bonds (Cost $680,593,924) 97.8%		705,151,361
Other Assets, less Liabilities 2.2%		15,765,735
Net Assets 100.0%		$720,917,096

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
EDA	-	Economic Development Authority
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Alabama Tax-	Franklin Arizona Tax-	Franklin Colorado Tax-	Franklin Connecticut
	Free Income Fund	Free Income Fund	Free Income Fund	Tax-Free Income Fund

Cost of investments	$262,370,713	$895,034,303	$648,743,031	$346,057,810

Unrealized appreciation	$15,353,371	$63,103,147	$50,757,737	$18,237,212
Unrealized depreciation	(5,334,839)	(20,500,454)	(17,953,756)	(7,309,804)
Net unrealized appreciation (depreciation)	$10,018,532	$42,602,693	$32,803,981	$10,927,408

		Franklin Federal	Franklin Federal
	Franklin Double Tax-	Intermediate-Term	Limited-Term Tax-	Franklin Florida Tax-
	Free Income Fund	Tax-Free Income Fund	Free Income Fund	Free Income Fund

Cost of investments	$193,722,865	$4,215,188,153	$1,063,044,157	$736,285,011

Unrealized appreciation	$11,601,055	$230,184,759	$11,369,895	$66,800,831
Unrealized depreciation	(26,875,288)	(7,365,214)	(990,907)	(24,631,240)
Net unrealized appreciation (depreciation)	$(15,274,233)	$222,819,545	$10,378,988	$42,169,591

	Franklin Georgia Tax-	Franklin High Yield Tax-	Franklin Insured Tax-	Franklin Kentucky Tax-
	Free Income Fund	Free Income Fund	Free Income Fund	Free Income Fund

Cost of investments	$496,776,729	$7,623,178,297	$1,878,958,672	$152,456,306

Unrealized appreciation	$38,168,850	$915,435,519	$156,153,898	$12,058,221
Unrealized depreciation	(10,041,945)	(263,257,526)	(626,740)	(2,179,310)
Net unrealized appreciation (depreciation)	$28,126,905	$652,177,993	$155,527,158	$9,878,911

			Franklin
	Franklin Louisiana Tax-	Franklin Maryland Tax-	Massachusetts Tax-	Franklin Michigan Tax-
	Free Income Fund	Free Income Fund	Free Income Fund	Free Income Fund

Cost of investments	$367,427,533	$511,228,747	$458,337,244	$1,000,904,336

Unrealized appreciation	$27,876,136	$26,774,321	$29,390,567	$52,985,122
Unrealized depreciation	(6,855,218)	(15,561,744)	(1,764,777)	(29,426,389)
Net unrealized appreciation (depreciation)	$21,020,918	$11,212,577	$27,625,790	$23,558,733

	Franklin Minnesota	Franklin Missouri	Franklin New Jersey	Franklin North Carolina
	Tax-Free Income Fund	Tax-Free Income Fund	Tax-Free Income Fund	Tax-Free Income Fund

Cost of investments	$972,955,621	$1,023,618,186	$1,115,886,211	$1,059,237,852

Unrealized appreciation	$65,678,347	$67,478,887	$65,652,782	$64,105,007
Unrealized depreciation	(3,039,232)	(29,746,376)	(28,613,520)	(32,859,583)
Net unrealized appreciation (depreciation)	$62,639,115	$37,732,511	$37,039,262	$31,245,424

	Franklin Ohio Tax-Free	Franklin Oregon Tax-	Franklin Pennsylvania	Franklin Virginia Tax-
	Income Fund	Free Income Fund	Tax-Free Income Fund	Free Income Fund

Cost of investments	$1,433,814,289	$1,092,107,530	$1,231,760,795	$680,552,122

Unrealized appreciation	$91,909,892	$80,464,570	$91,959,850	$42,252,097
Unrealized depreciation	(9,025,616)	(19,764,395)	(39,553,871)	(17,652,858)
Net unrealized appreciation (depreciation)	$82,884,276	$60,700,175	$52,405,979	$24,599,239

4. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia, except for Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, and Franklin Insured Tax-Free Income Fund. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$272,389,245	$-	$272,389,245

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$937,636,996	$-	$937,636,996

Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$681,547,012	$-	$681,547,012

Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$356,985,218	$-	$356,985,218

Franklin Double Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$178,448,632	$-	$178,448,632

Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$4,283,132,698	$-		$4,283,132,698
Short Term Investments	-	154,875,000	-		154,875,000
Total Investments in Securities	$ -	$4,438,007,698	$-		$4,438,007,698

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,038,196,417	$-		$1,038,196,417
Short Term Investments	-	35,226,728	-		35,226,728
Total Investments in Securities	$ -	$1,073,423,145	$-		$1,073,423,145

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$778,454,602	$-		$778,454,602

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$524,903,634	$-		$524,903,634

Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests $ -		$-	$717,082		$717,082
Corporate Bonds	-	4,154,181	-	.	4,154,181
Municipal Bonds	-	8,154,403,027	2,952,000		8,157,355,027
Short Term Investments	-	113,130,000	-		113,130,000
Total Investments in Securities	$ -	$8,271,687,208	$3,669,082		$8,275,356,290

Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$2,034,485,830	$-		$2,034,485,830

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$162,335,217	$-		$162,335,217

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$388,448,451	$-		$388,448,451

Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$522,441,324	$-		$522,441,324

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$485,963,034	$-		$485,963,034

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,024,463,069	$-		$1,024,463,069

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,035,594,736	$-		$1,035,594,736

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,061,350,697	$-		$1,061,350,697

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,152,925,473	$	- $	1,152,925,473

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,090,483,276	$	- $	1,090,483,276

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,516,698,565	$	- $	1,516,698,565

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,152,807,705	$	- $	1,152,807,705

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,284,166,774	$	- $	1,284,166,774

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$705,151,361	$	- $	705,151,361

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  July 27, 2015

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  July 27, 2015